As filed with the Securities and Exchange Commission on May 30, 2003


                                              Securities Act File No. 333-102487
                                       Investment Company Act File No. 811-21278
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)

    [X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [X]           PRE-EFFECTIVE AMENDMENT NO. 3

    [ ]           POST-EFFECTIVE AMENDMENT

                                     AND/OR

    [X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    [X]           Amendment No. 3

                              ---------------------

                       RYDEX CAPITAL PARTNERS SPHINX FUND
         (Exact name of Registrant as specified in Declaration of Trust)

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (301) 296-5100

                              ---------------------

                               c/o Peter K. Ewing
                                    Secretary
                       Rydex Capital Partners SPhinX Fund
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                     (Name and address of agent for service)

                                    COPY TO:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                               New York, NY 10022

              -----------------------------------------------------
                     ---------------------------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective
                when declared effective pursuant to Section 8(c) [X]

If appropriate, check the following box:

         [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

         [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ______.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

========================================================================================================
TITLE OF SECURITIES      AMOUNT BEING       PROPOSED MAXIMUM     PROPOSED MAXIMUM         AMOUNT OF
 BEING REGISTERED         REGISTERED       OFFERING PRICE PER   AGGREGATE OFFERING    REGISTRATION FEE
                                                  UNIT               PRICE (1)
--------------------------------------------------------------------------------------------------------
Shares of
Beneficial
Interest,
$0.01 par
value                      4,000,000              $100              400,000,000          $32,360.00
========================================================================================================

(1)  Estimated solely for the purpose of calculating the registration fee.



         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

               SUBJECT TO COMPLETION, DATED [_____________], 2003

                     PROSPECTUS dated [______________], 2003

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                          Shares of Beneficial Interest

                                 $100 per share

                              --------------------


Investment Objective. Rydex Capital Partners SPhinX Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's(R) Hedge Fund Index (the "Index") (before Fund expenses). The Index is an investable benchmark that reflects the performance of a select group of hedge fund managers that pursue investment programs that Standard & Poor's has determined represent the range of major investment strategies employed by hedge funds.


Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. Shares are being offered for sale by the Distributor and through brokers or dealers that have entered into selling agreements with the Distributor. Shares are offered only to investors that meet all requirements to invest in the Fund. See "Investor Qualifications." The Distributor expects to deliver shares purchased in the initial offering on or about [June 1], 2003, or such earlier or later date as the Distributor may determine. All investor funds to purchase shares in the initial offering, and to purchase shares in subsequent offerings (which are expected to be made monthly), will be deposited in a non-interest bearing escrow account maintained by [________________], as escrow agent, for the benefit of the investors, pending acceptance or rejection of the purchase order. See "Distribution Arrangements."

This prospectus provides the information that a prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information ("SAI") dated [_________], 2003, has been filed with the Securities and Exchange Commission. The SAI is available upon request and without charge by writing the Fund at c/o Forum Shareholder Services, LLC, P.O. Box 446, Portland, Maine 04112 or by calling 888-59RYDEX (888-597-9339). The SAI is incorporated by reference into this prospectus in its entirety. The table of contents of the SAI appears on page 57 of this prospectus. The SAI, and other information about the Fund, is available on the SEC's website (http://www.sec.gov). The address of the SEC's Internet site is provided solely for the information of prospective investors and is not intended to be an active link.

(continued on the following page)


--------------------

                  Investing in the Fund's shares involves certain risks. See "RISK FACTORS" beginning on page 17.

                  Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              --------------------

                                            Per Share                 Total
                                            ---------                 -----
Amount....................................    $100                 $400,000,000

Sales Load*...............................    None                     None

Proceeds to the Fund......................    $100                 $400,000,000


* Rydex (or one of its affiliates) may pay from its own resources compensation to Selling Agents of up to 1.0% of the value of shares sold by them.

                            Rydex Distributors, Inc.

(CONTINUED FROM PREVIOUS PAGE)



                 Investment Program. The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers selected by Standard & Poor's for inclusion in the Index ("Portfolio Managers") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index). Rydex Capital Partners I, LLC ("Rydex"), the Fund's investment adviser, is responsible for determining the investments of the Fund, including the Portfolio Funds in which the Fund invests and the portion of the Fund's assets allocated to each Portfolio Manager. The investment programs used by the Portfolio Managers typically involve use of a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes) and transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures. Portfolio Managers' use of these techniques will be an integral part of their investment programs, and involves significant risks to the Fund.


                  Investment Adviser. Rydex serves as the Fund's investment adviser. Rydex is affiliated with PADCO Advisors, Inc. and PADCO Advisors II, Inc., which conduct their businesses under the name Rydex Global Advisors. Rydex Global Advisors is one of the fastest growing mutual fund advisory organizations in the United States(1) and the sponsor of an innovative mutual fund family with 35 flexible investment products designed for a variety of market conditions. Directly and through its affiliates, Rydex Global Advisors managed over $6 billion in assets as of March 31, 2003, across its mutual fund, variable annuity and sub-advisory businesses.

                  Advisory and Administration Fees. The Fund pays Rydex an investment advisory fee (the "Advisory Fee") computed and paid monthly in advance at the annual rate of 1.75% of the value of the Fund's net assets, determined as of the beginning of each month. See "Management of the Fund-General."

                  In addition, the Fund pays Rydex a fee computed and paid monthly in advance at the annual rate of 0.20% of the value of the Fund's net assets, determined as of the beginning of each month, in consideration for certain administrative services provided to the Fund. See "Management of the Fund-Administrative Services."

                  Lack of Trading Market. There is no public market for shares of the Fund and none is expected to develop. With very limited exceptions, liquidity will be provided only through share repurchase offers that will be made from time to time by the Fund. See "Repurchases of Shares."

                  Repurchases  of  Shares.   To  provide  a  limited  degree  of
liquidity to investors, the Fund from time to time will offer to repurchase its shares pursuant to written tenders by

--------------
(1) Source: Strategic Insight, 3/31/02, based on year-to-date net inflows.

investors. Repurchase offers will be made at such times and on such terms as may be determined by the Board of Trustees of the Fund (the "Board") in its sole discretion. The Board will consider various factors in determining when the Fund will make repurchase offers, including recommendations that will be made by Rydex to the Board. Rydex expects that it will recommend to the Board that the Fund offer to repurchase shares as of June 30, 2004, and thereafter, four times each year, as of the last business day of March, June, September and December. The Fund's Declaration of Trust (the "Declaration of Trust") generally provides that the Fund will be dissolved if the shares of any investor that has submitted a written request for repurchase of its shares have not been repurchased by the Fund within a period of two years after the investor's request. A repurchase fee equal to 1.0% of the value of shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of repurchase is less than one year following the date of the investor's purchase of the shares (for this purpose, the first shares purchased by an investor will be deemed to be the first shares sold by the investor (i.e., the identity of the shares sold will be determined on a first-in, first-out basis)). The repurchase fee is payable to the Fund and, if applicable, is deducted before payment of the proceeds of the repurchase to the investor. See "Repurchases of Shares" and "Fund Expenses."

                  Investor Qualifications. Each prospective investor, or the investor's broker, dealer or other financial intermediary, is required to certify that shares of the Fund are being acquired for the account of an "Eligible Investor." The term "Eligible Investor" includes, among others, an individual who: (i) has a net worth (or joint net worth with the investor's spouse) in excess of $1 million; (ii) had income in excess of $200,000 (or joint income with the investor's spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year; or (iii) has an account managed by an investment adviser registered under the Investment Advisers Act of 1940 and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account. See "Investor Qualifications." The minimum initial investment in the Fund by an investor is $25,000 (or 250 shares in the initial offering), and the minimum additional investment in the Fund by any investor is $5,000.

                              --------------------

                  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                  "Standard & Poor's(R)," "S&P(R)" and "SPhinX" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Rydex. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no recommendation concerning the advisability of investing in the Fund.

                  You should rely only on the information contained in this prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of its shares in any state or other jurisdiction where the offer is not permitted.

                                TABLE OF CONTENTS


PROSPECTUS SUMMARY.............................................................1
SUMMARY OF FUND EXPENSES......................................................17
RISK FACTORS..................................................................18
USE OF PROCEEDS...............................................................35
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES.................................35
MANAGEMENT OF THE FUND........................................................44
INVESTOR QUALIFICATIONS.......................................................46
REPURCHASE OFFERS.............................................................47
CALCULATION OF NET ASSET VALUE................................................50
DESCRIPTION OF SHARES.........................................................52
TAXES.........................................................................53
DISTRIBUTION ARRANGEMENTS.....................................................55
DIVIDENDS AND OTHER DISTRIBUTIONS.............................................56
GENERAL INFORMATION...........................................................57
TABLE OF CONTENTS OF THE SAI..................................................58

                               PROSPECTUS SUMMARY

                  This is only a summary. The summary does not contain all of the information that you should consider before investing in the Fund. You should review the more detailed information contained elsewhere in this prospectus and in the SAI.

The Fund Rydex Capital Partners SPhinX Fund (the "Fund") is a newly formed Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a non-diversified, closed-end management investment company. Rydex Capital Partners I, LLC ("Rydex") serves as the Fund's investment adviser.


                                        The   Fund  is   designed   to   provide
                                        investors  the   opportunity  to  obtain
                                        investment    exposure   to   investment
                                        strategies  used by a  diverse  group of
                                        hedge fund  managers.  In this  respect,
                                        the Fund is similar to a "fund of funds"
                                        (or a "fund  of hedge  funds")  because,
                                        through   one    investment,    eligible
                                        investors   can   participate   in   the
                                        investment   programs   of  hedge   fund
                                        managers  that  have  been  selected  by
                                        Standard    &    Poor's    ("S&P")    as
                                        representative  of a broad cross section
                                        of hedge fund strategies,  without being
                                        subject to the high  minimum  investment
                                        requirements  that many  asset  managers
                                        typically impose.  However,  unlike most
                                        other  funds of  funds,  the  investment
                                        portfolio of the Fund will be structured
                                        with   the   goal   of   tracking    the
                                        performance of a benchmark index. Thus, the Fund is a type of index fund. As such, the Fund's portfolio will not be actively managed, but rather will be passively managed as Rydex determines to be consistent with the Fund's investment objective.


                                        The Fund  provides  the benefits of: the
                                        selection  of  asset  managers  who have
                                        been  professionally  selected  and  are
                                        believed to be  representative  of their
                                        respective investment strategies;  asset
                                        allocation across investment styles; and
                                        the  opportunity  to invest  with  asset
                                        managers    whose   services   may   not
                                        generally be available to the  investing
                                        public,  whose  investment  funds may be
                                        closed   from   time   to  time  to  new
                                        investors  or who
                                        otherwise     may    place     stringent
                                        restrictions on the number and type of persons whose money they will manage.


Investment Objective and Principal
   Strategies                           The Fund's  investment  objective  is to
                                        seek     investment     returns     that
                                        substantially    correlate    with   the
                                        performance    of   the    Standard    &
                                        Poor's(R)Hedge  Fund Index (the "Index")
                                        (before Fund expenses).  The Index is an
                                        investable  benchmark  that reflects the
                                        performance  of a select  group of hedge
                                        fund  managers  that  pursue  investment
                                        programs   that   S&P   has   determined
                                        represent the range of major  investment
                                        strategies  employed by hedge funds. The
                                        Fund pursues its investment objective by
                                        investing   its  assets   primarily   in
                                        private   investment   funds  and  other
                                        investment vehicles  ("Portfolio Funds")
                                        that  are  managed  by  these   managers
                                        ("Portfolio  Managers")  or by investing
                                        in  financial  instruments  that provide
                                        investment  returns  that are  linked to
                                        the  performance of the Index (or to one
                                        or more components of the Index) ("Index
                                        Derivatives").     To     the     extent
                                        practicable,  Rydex intends to implement
                                        the   Fund's   investment   program   by
                                        investing the Fund's assets in Portfolio
                                        Funds  the   performance   of  which  is
                                        reflected  in the  Index.  The  Fund may
                                        decide to  invest  in Index  Derivatives
                                        when deemed necessary in order to, among
                                        other  things,  satisfy  the  source  of
                                        income  requirements  imposed  under the
                                        Internal   Revenue  Code  of  1986,   or
                                        overcome certain regulatory limitations,
                                        such as rules, that restrict investments
                                        by the Fund in Portfolio Funds. The Fund
                                        will normally invest at least 80% of the
                                        value of its net assets (plus the amount
                                        of   any   borrowings   for   investment
                                        purposes)  in  Portfolio  Funds that are
                                        managed by the  Portfolio  Managers  and
                                        Index   Derivatives.


                                        The  investment  programs  used  by  the
                                        Portfolio Managers typically involve use
                                        of a variety of sophisticated investment
                                        techniques  that include,  among others,
                                        short  sales  of   securities,   use  of
                                        leverage  (i.e.,   borrowing  money  for
                                        investment purposes) and transactions in
                                        derivative    securities    and    other
                                        financial   instruments  such  as  stock
                                        options,    index    options,    futures
                                        contracts   and
                                        options on futures.  Portfolio Managers'
                                        use  of  these  techniques  will  be  an
                                        integral   part  of   their   investment
                                        programs, and involves significant risks to the Fund. See "Risk Factors."

                                        See "Investment  Objective and Principal
                                        Strategies."


The Standard & Poor's Hedge Fund Index  The  Index  is an  investable  benchmark that is designed to be representative of
                                        the broad-based investment experience of
                                        the hedge  fund  marketplace.  The Index
                                        currently has 40  constituents,  divided
                                        into three  sub-indices:  S&P  Arbitrage
                                        Index,  S&P  Event-Driven  Index and S&P
                                        Directional/Tactical     Index.    These
                                        sub-indices  represent  a total  of nine
                                        specific  investment   strategies.   The
                                        strategies   are  equally   weighted  to
                                        ensure well-rounded representation of hedge fund investment approaches and to avoid overrepresentation of currently popular strategies. Generally, the Index is scheduled to be rebalanced in January of each year. See "Investment Objective and Principal Strategies-The Standard & Poor's Hedge Fund Index."


The Fund's Investment Program           Although the  constituents  of the Index
                                        are selected for  inclusion in the Index
                                        by  S&P,   Rydex  is   responsible   for
                                        determining the investments of the Fund,
                                        including the  Portfolio  Funds in which
                                        the Fund  invests and the portion of the
                                        Fund's   assets    allocated   to   each
                                        Portfolio  Manager.  Portfolio  Funds in
                                        which   the   Fund   invests   may  take
                                        different legal forms, including private
                                        investment limited  partnerships,  joint
                                        ventures,   investment   companies   and
                                        similar  investment  vehicles.   To  the
                                        extent   feasible,   Rydex   intends  to
                                        implement the Fund's investment  program
                                        by investing the Fund's assets primarily
                                        in  Portfolio  Funds that are managed by
                                        the Portfolio  Managers  selected by S&P
                                        for  inclusion  in the Index,  and which
                                        are  the  actual   constituents  of  the
                                        Index.   These   Portfolio   Funds   are
                                        specially    designed   to    facilitate
                                        tracking   of  the  Index   and   enable
                                        investment in multiple  Portfolio  Funds
                                        through    investment    in   a   single
                                        investment vehicle.  However,  assets of
                                        the  Fund  may  be   invested  in  other
                                        Portfolio Funds managed by the

                                        Portfolio    Managers   and   in   Index
                                        Derivatives  to  the  extent  that  such
                                        investments  may  facilitate  the Fund's
                                        ability   to   pursue   its   investment
                                        objective   consistent  with  applicable
                                        regulatory  and  tax  requirements.   In
                                        addition,   the  Fund  may  on  occasion
                                        retain one or more Portfolio Managers to
                                        manage and invest designated portions of
                                        the Fund's assets  (either as separately
                                        managed accounts or by creating separate
                                        investment vehicles in which a Portfolio
                                        Manager will serve as general partner of
                                        the  vehicle  and the  Fund  will be the
                                        sole limited partner).  (Any arrangement
                                        in which the Fund  retains  a  Portfolio
                                        Manager to manage a separate  account or
                                        separate investment vehicle for the Fund
                                        is   referred   to   as   a   "Portfolio
                                        Account.")

                                        Portfolio  Managers may invest and trade
                                        in  a  wide  range  of  instruments  and
                                        markets,  including, but not limited to,
                                        U.S.    and   foreign    equities    and
                                        equity-related instruments,  currencies,
                                        financial and commodities  futures,  and
                                        fixed-income   and  other   debt-related
                                        instruments.      Portfolio     Managers
                                        generally are not limited as to the markets in which they may invest or the investment disciplines that they may employ.

                                        During   periods   of   adverse   market
                                        conditions  in the  securities  markets,
                                        one  or  more  Portfolio   Managers  may
                                        temporarily invest all or any portion of the assets it manages in high quality fixed-income securities, money market instruments or shares of money market funds, or may hold assets as cash. At any time, the Fund may invest directly in money market instruments or shares of money market funds, or hold cash, for liquidity purposes.

                                        Portfolio Managers will generally invest
                                        primarily   in   securities   and  other
                                        investments    that   are    marketable.
                                        However,  certain Portfolio Managers may
                                        also  invest a portion  of the assets of
                                        Portfolio  Funds  in  privately   placed
                                        securities  and other  investments  that
                                        are illiquid. Interests in the Portfolio
                                        Funds are not  marketable  and only have
                                        limited   liquidity.   See   "Investment

                                        Objective and Principal Strategies."

                                        THERE CAN BE NO ASSURANCE  THAT THE FUND
                                        WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR
                                        WILL  NOT  SUFFER  LOSSES  THAT  MAY  BE
                                        MATERIAL.   THE   PORTFOLIO   FUNDS  MAY
                                        UTILIZE INVESTMENT  TECHNIQUES WHICH, IN
                                        CERTAIN  CIRCUMSTANCES,  CAN MAGNIFY THE
                                        ADVERSE  IMPACT OF MARKET  MOVEMENTS  TO
                                        WHICH THEY,  AND THEREFORE THE FUND, MAY
                                        BE SUBJECT.


Advisory Arrangements                   Rydex, the Fund's investment adviser, is
                                        a Delaware limited liability company and
                                        is registered  as an investment  adviser
                                        under  the  Investment  Advisers  Act of
                                        1940, as amended (the  "Advisers  Act").
                                        Rydex is affiliated with PADCO Advisors,
                                        Inc. and PADCO  Advisor II, Inc.,  which
                                        conduct their  businesses under the name
                                        Rydex  Global  Advisors.   Rydex  Global
                                        Advisors is one of the fastest growing mutual fund advisory organizations in the United States(2) and the sponsor of an innovative mutual fund family with 35 flexible investment products designed for a variety of market conditions.
                                        Directly  and  through  its  affiliates,
                                        Rydex Global Advisors managed over $6 billion in assets as of March 31, 2003, across its mutual fund, variable annuity and sub-advisory businesses.

                                        Pursuant  to  an   investment   advisory
                                        agreement with the Fund (the "Investment
                                        Advisory    Agreement"),     Rydex    is
                                        responsible for developing, implementing
                                        and  supervising  the Fund's  investment
                                        program   and    providing    day-to-day
                                        investment  management  services  to the
                                        Fund.

                                        In  consideration   for  the  investment
                                        advisory services provided by Rydex, the
                                        Fund  pays  Rydex a fee  (the  "Advisory
                                        Fee")   computed  and  paid  monthly  in
                                        advance at the annual rate of 1.75% of the value of the Fund's net assets, determined as of the beginning of each month. The Advisory Fee is in addition to the fees and expenses borne by the Fund as an investor in Portfolio Funds. A pro rata refund of a portion of

--------------
(2) Source: Strategic Insight, 3/31/02, based on year-to-date net inflows.

                                        the Advisory Fee will be made to the Fund in the event that the Investment Advisory Agreement is terminated at any time other than the end of a month.

                                        Rydex  has  entered   into  a  licensing
                                        agreement  with  PlusFunds   Group  Inc.
                                        ("PlusFunds")  to  obtain  the  right to
                                        offer shares of a registered  investment
                                        company  that   pursues  an   investment
                                        program  that  seeks to track  the Index
                                        and to obtain information and assistance
                                        from   PlusFunds   to   facilitate   the
                                        operations of the Fund. Fees payable to PlusFunds under this agreement are paid by Rydex and not by the Fund. See "Management of the Fund--General."

Administrative Services                 Pursuant to an Administration  Agreement
                                        between  the  Fund and  Rydex,  the Fund
                                        pays  Rydex  a  fee  computed  and  paid
                                        monthly in advance at the annual rate of
                                        0.20%  of the  value of the  Fund's  net
                                        assets,  determined  as of the beginning
                                        of  each  month,  in  consideration  for
                                        certain administrative services provided
                                        to the Fund (the "Administration  Fee").
                                        Rydex has, at its own expense,  retained
                                        Forum Administrative  Services,  LLC and
                                        Forum   Accounting   Services,   LLC  to
                                        provide certain of these  services.  See
                                        "Management of the  Fund--Administrative
                                        Services."

Fund Expenses                           In addition to the  Advisory Fee and the
                                        Administration   Fee,   the  Fund  bears
                                        various expenses associated with its operations.

                                        The Fund will also  indirectly bear fees
                                        and expenses as an investor in Portfolio
                                        Funds.  Each Portfolio Manager generally
                                        receives   a   management   fee   and  a
                                        performance  allocation  with respect to
                                        the  assets of  Portfolio  Funds that it
                                        manages.  The  amount of these  fees and
                                        allocations   varies   among   Portfolio
                                        Managers,  but the  management  fees are
                                        generally   expected   to   be   between
                                        1%-2.5%,  on an  annual  basis,  of  the
                                        total  assets  managed  by  a  Portfolio
                                        Manager, and the performance allocations
                                        are  generally  expected  to be  between
                                        15%-25% of the net capital  appreciation
                                        (if  any)  in the  assets  managed
                                        by a  Portfolio  Manager.  If  the  Fund
                                        retains a Portfolio  Manager to manage a
                                        Portfolio  Account, a management fee and
                                        performance  allocation  would generally
                                        be payable to the Portfolio Manager.  In
                                        such  cases,  the fees may differ  from,
                                        and   could  be   higher   than,   those
                                        described   above.  Any  such  Portfolio
                                        Account related advisory arrangements will be subject to the approval of the Board of Trustees of the Fund (the "Board") and shareholders of the Fund.

                                        Rydex has contractually  agreed to waive
                                        its  fees  or  to  pay  or  absorb   the
                                        ordinary  operating expenses of the Fund
                                        to the  extent  necessary  to limit  the
                                        ordinary  operating expenses of the Fund
                                        (but   excluding    interest    expense,
                                        brokerage  commissions,   indirect  fees
                                        associated with the Fund's investment in
                                        Portfolio   Funds   and    extraordinary
                                        expenses)  to not more  than  1.95%  per
                                        annum of the average  monthly net assets
                                        of the Fund (the "Expense  Limitation").
                                        The  Expense   Limitation   may  not  be
                                        modified or  eliminated  except with the
                                        approval of the Board.  Repurchase fees,
                                        if  any,   received   by  the   Fund  in
                                        connection  with  repurchases  of shares
                                        will be deemed to offset  Fund  expenses
                                        for purposes of the Expense  Limitation.
                                        Thus,  the  Fund's  ordinary   operating
                                        expenses    may   exceed   the   Expense
                                        Limitation  by an  amount  equal  to the
                                        amount  of  repurchase   fees  the  Fund
                                        receives.  See "Management of the Fund -
                                        Fund Expenses."

Derivatives                             The Fund and Portfolio Funds may utilize
                                        "derivatives"        to       facilitate
                                        implementation   of   their   investment
                                        programs.  These instruments may be used
                                        for  hedging and  non-hedging  purposes.
                                        Derivatives    used   for    non-hedging
                                        purposes  are   considered   speculative
                                        instruments and can subject the Fund and the Portfolio Funds to increased risks.
                                        See "Risk  Factors - Special  Investment
                                        Instruments and Techniques-Derivatives."

Borrowings                              The Fund is  authorized  to borrow money
                                        for  investment  purposes  (including to
                                        facilitate  its  ability  to  track  the
                                        Index), to meet repurchase  requests (as
                                        described below) and for cash
                                        management  purposes.  Borrowings by the
                                        Fund, including any borrowings on behalf
                                        of Portfolio Accounts,  are subject to a
                                        300% asset  coverage  requirement  under
                                        the  Investment  Company Act.  Since the
                                        Portfolio   Funds  are  not   registered
                                        investment   companies,   they  are  not
                                        subject to this requirement.  Borrowings
                                        by  Portfolio  Funds  and the  Fund  for
                                        investment purposes (a practice known as
                                        "leverage")  involve certain risks.  See
                                        "Risk   Factors  -  Special   Investment
                                        Instruments  and Techniques - Leverages,
                                        Interest Rates, Margin."

Investor Qualifications                 Shares   are  being   offered   only  to
                                        "Eligible Investors." The term "Eligible
                                        Investor"  includes,  among  others,  an
                                        individual  who: (i) has a net worth (or
                                        joint  net  worth  with  the  investor's
                                        spouse)  in excess of $1  million;  (ii)
                                        had  income in excess  of  $200,000  (or
                                        joint income with the investor's  spouse
                                        in  excess of  $300,000)  in each of the
                                        two preceding years and has a reasonable
                                        expectation  of reaching the same income
                                        level in the current  year; or (iii) has
                                        an  account  managed  by  an  investment
                                        adviser  registered  under the  Advisers
                                        Act and the adviser is  subscribing  for
                                        shares in a fiduciary capacity on behalf
                                        of the account. Please refer to Appendix
                                        A for a description of other  categories
                                        of    Eligible    Investors.    Existing
                                        shareholders  who  purchase   additional
                                        shares will be required to meet the Fund's eligibility requirements at the time of the additional purchase. See
                                        "Investor Qualifications."

                                        Before  an  investor  may  invest in the
                                        Fund, the  prospective  investor or such
                                        prospective investor's broker, dealer or
                                        other  financial  intermediary  will  be
                                        required  to certify  that the  investor
                                        meets     the     foregoing     investor
                                        qualification  requirements.  (A form of
                                        certification  that  investors  will  be
                                        asked to sign is contained in Appendix A
                                        of this  prospectus.)  If an  investor's
                                        certification  is  not  received  on  or
                                        before the date shares are to be issued,
                                        the   investor's   order   will  not  be
                                        accepted. See "Investor Qualifications" and "Distribution

                                        Arrangements-Purchase Terms."

Investor Suitability                    AN   INVESTMENT  IN  THE  FUND  INVOLVES
                                        SUBSTANTIAL RISKS.

                                        It is possible that an investor may lose
                                        some  or all of  its  investment  in the
                                        Fund.   Before   making  an   investment
                                        decision,   an  investor   should:   (i)
                                        consider   the   suitability   of   this
                                        investment    with    respect   to   the
                                        investor's   investment  objectives  and
                                        personal situation; and (ii) consider factors such as the investor's personal net worth, income, age, risk tolerance, tax situation and liquidity needs.

                                        AN INVESTMENT IN THE FUND IS AN ILLIQUID
                                        INVESTMENT.

                                        Shares  of the Fund  have  only  limited
                                        liquidity.  An  investor  may be able to
                                        liquidate  its  investment  in the  Fund
                                        only  in  connection   with   repurchase
                                        offers made by the Fund from time to time. There can be no assurance that an investor's shares will be repurchased in any particular repurchase offers.

The Offering                            Shares are being offered for sale by the
                                        Fund's distributor,  Rydex Distributors,
                                        Inc.  (the  "Distributor")  and  through
                                        brokers  or  dealers  that have  entered
                                        into   selling   agreements   with   the
                                        Distributor ("Selling Agents").

                                        The Fund is offering 4,000,000 shares of
                                        beneficial  interest  at a price of $100
                                        per  share   for  sale  in  an   initial
                                        offering.  The  Distributor  may  accept
                                        orders  for  any  lesser  amount.  It is
                                        expected that the initial  offering will
                                        close on or about  [June  1],  2003,  or
                                        such   earlier  or  later  date  as  the
                                        Distributor may determine.  All investor
                                        funds to purchase  shares in the initial
                                        offering,  and  to  purchase  shares  in
                                        subsequent offerings (which are expected
                                        to be made  monthly),  will be deposited
                                        in a non-interest bearing escrow account
                                        maintained  by  [________________],   as
                                        escrow  agent,  for the  benefit  of the
                                        investors,    pending    acceptance   or
                                        rejection of the purchase order. If an investor's purchase order is rejected, the escrowed funds will promptly be returned to the investor. Subsequent to the initial offering, shares will be offered and may be purchased on a monthly basis (or at such other times as may be determined by the Board) at a price equal to their then-current net asset value.

                                        The minimum  initial  investment  in the
                                        Fund by an  investor  is $25,000 (or 250
                                        shares   in   the   initial   offering).
                                        Subsequent  investments must be at least
                                        $5,000.  The  Board  may waive or reduce
                                        the   required   minimum   initial   and
                                        additional  investment  in the Fund with
                                        respect    to    investors    that   are
                                        affiliates,   employees,   officers   or
                                        members   of   Rydex   or   any  of  its
                                        affiliates. The Fund reserves the right to reject any order for the purchase of shares and may, in its sole discretion, suspend the offering of shares at any time.

                                        Rydex (or one of its affiliates) may pay
                                        compensation  to Selling Agents from its
                                        own  resources.  These payments will not
                                        be  an  obligation  of  the  Fund  or of
                                        investors.       See       "Distribution
                                        Arrangements."

Dividends and Other Distributions       The Fund pays dividends to  shareholders
                                        at least  annually in aggregate  amounts
                                        representing  substantially  all  of the
                                        Fund's net investment  income (including
                                        realized   short-term  gains),  if  any,
                                        earned  during  the  year.   The  Fund's
                                        long-term  capital  gains,  if any,  are
                                        also distributed annually. All dividends
                                        and other  distributions  are reinvested
                                        in additional  shares of the Fund unless
                                        a shareholder  elects to receive payment
                                        in cash.  The tax status of any dividend
                                        or  other   distribution   is  the  same
                                        regardless   of   whether   or  not  the
                                        dividend or  distribution  is reinvested
                                        or  taken  as  cash.  See  "Distribution
                                        Policy"   and   "Dividends   and   Other
                                        Distributions-Automatic     Reinvestment
                                        Plan."

Unlisted Closed-End Structure;
   Limited Liquidity                    The  Fund  is   registered   under   the
                                        Investment  Company Act as a  closed-end
                                        management      investment      company.
                                        Closed-end  funds  differ from  open-end
                                        management      investment     companies
                                        (commonly known as mutual funds) in that investors in closed-end funds, such as the Fund, do not have the right to redeem their shares on a daily basis.

                                        In addition,  there is no public  market
                                        for  shares  of the  Fund  and  none  is
                                        expected to develop.  Liquidity  will be
                                        provided to  shareholders  only  through
                                        repurchase  offers  that will be made by
                                        the Fund from time to time, as described
                                        below.  An  investment  in the  Fund  is
                                        therefore  suitable  only for  investors
                                        who can bear the risks  associated  with
                                        the  limited  liquidity  of  shares  and
                                        should   be   viewed   as  a   long-term
                                        investment. See "Repurchases of Shares -
                                        No Right of Redemption."

Repurchases of Shares                   No  shareholder  will  have the right to
                                        require  the Fund to redeem its  shares.
                                        To provide a limited degree of liquidity
                                        to investors, the Fund from time to time
                                        will  offer  to  repurchase  its  shares
                                        pursuant    to   written    tenders   by
                                        investors.  Repurchase  offers  will  be
                                        made at such  times and on such terms as
                                        may be  determined  by the  Board in its
                                        sole  discretion  and generally  will be
                                        offers to repurchase a specified  amount
                                        of the Fund's  outstanding  shares.  The
                                        Board will consider  various  factors in
                                        determining  when  the  Fund  will  make
                                        repurchase       offers,       including
                                        recommendations  that  will  be  made by
                                        Rydex to the Board.  Rydex  expects that
                                        it will  recommend to the Board that the
                                        Fund  offer to  repurchase  shares as of
                                        June  30,  2004,  and  thereafter,  four
                                        times each year, as of the last business
                                        day  of  March,   June,   September  and
                                        December.   The  Fund's  Declaration  of
                                        Trust  (the   "Declaration   of  Trust")
                                        generally provides that the Fund will be
                                        dissolved  if the shares of any investor
                                        that has submitted a written request for
                                        repurchase  of its shares  have not been
                                        repurchased  by the Fund within a period
                                        of  two  years   after  the   investor's
                                        request;    provided,    however,   that
                                        dissolution  will not be required if the
                                        Fund  is   unable   to
                                        repurchase  an  investor's  shares  as a
                                        result  of  regulatory  restrictions.  A
                                        repurchase  fee  equal  to  1.0%  of the
                                        value of shares  repurchased by the Fund
                                        will  apply if the date as of which  the
                                        shares  are  valued  for   purposes   of
                                        repurchase   is  less   than   one  year
                                        following  the  date  of the  investor's
                                        purchase   of  the   shares   (for  this
                                        purpose,  the first shares  purchased by
                                        an  investor  will be  deemed  to be the
                                        first shares sold by the investor (i.e.,
                                        the  identity of the shares sold will be
                                        determined  on  a  first-in,   first-out
                                        basis)). The repurchase fee is payable to the Fund and, if applicable, deducted before payment of the proceeds of the repurchase to the investor. See "Fund
                                        Expenses."

                                        If a repurchase offer is  oversubscribed
                                        by  shareholders  who tender  shares for
                                        repurchase,  the  Fund  will  repurchase
                                        only a pro rata  portion  of the  shares
                                        tendered   by   each   shareholder.   In
                                        addition, a shareholder who tenders for repurchase only a portion of the shares it holds will be required to maintain a minimum balance of $15,000 of shares, as of the repurchase date. The Fund has the right to reduce the amount of shares to be repurchased from a shareholder so that the required minimum balance is maintained.

                                        The Fund may redeem all or a portion of an investor's shares if, among other reasons, the Fund determines that it would be in the best interests of the Fund to do so. See "Repurchases of Shares."

Taxation The Fund intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as
                                        amended,   and  intends   each  year  to
                                        distribute   substantially  all  of  its
                                        investment  company  taxable  income and
                                        net capital  gains to its  shareholders.
                                        Therefore,  it is not expected  that the
                                        Fund  will  be  subject  to any  Federal
                                        income tax. The investment strategies of
                                        Portfolio  Funds and Portfolio  Accounts
                                        may be  employed  without  regard to the
                                        tax     consequences    of    investment
                                        transactions    on    the    Fund    and
                                        shareholders.  See "Taxes" and also "Tax
                                        Aspects" in the SAI.

Risks and Special Considerations        An   investment  in  the  Fund  involves
                                        substantial     risks    and     special
                                        considerations,   See  "Risk   Factors."
                                        These risks and special considerations include the following:

                                        o    Investing in the Fund can result in
                                             a loss of capital invested.

                                        o    Various risks are  associated  with
                                             the     securities     and    other
                                             instruments   in  which   Portfolio
                                             Managers invest and the specialized
                                             investment   techniques  they  use,
                                             including  the use of leverage  and
                                             short sales  (which are  considered
                                             to be  speculative  practices)  and
                                             the use of derivatives  (which also
                                             involves risks).

                                        o    The  investment  performance of the
                                             Fund may fail to track  closely the
                                             performance  of  the  Index  due to
                                             various factors, including, but not
                                             limited  to: the impact of the fees
                                             and  expenses  borne  by the  Fund,
                                             including  transaction  costs;  the
                                             inability   of  the  Fund  to  gain
                                             access  to  one or  more  Portfolio
                                             Funds or  Portfolio  Managers;  and
                                             limitations     on    the    Fund's
                                             investments resulting from the need
                                             to   comply    with   the    Fund's
                                             investment      restrictions     or
                                             policies, or with regulatory or tax
                                             law requirements.

                                        o    The Fund is newly formed and has no
                                             operating history.

                                        o    Shares   of  the  Fund   have  only
                                             limited liquidity.

                                        o    The Fund is a non-diversified  fund
                                             and invests in Portfolio Funds that
                                             may not have diversified investment
                                             portfolios  and may, in some cases,
                                             concentrate  their investments in a
                                             single industry or group of related
                                             industries.

                                        o    Certain  Portfolio  Managers invest
                                             in  the   securities  of  companies
                                             having         small         market
                                             capitalizations,   which   involves
                                             greater   risks   than   would   be
                                             involved in investing in securities
                                             of companies  having  larger market
                                             capitalizations.

                                        o    Each    Portfolio    Manager   will
                                             generally charge its Portfolio Fund
                                             an asset-based management fee and a
                                             performance-based allocation. These
                                             are in addition to the Advisory Fee
                                             and  Administration Fee paid by the
                                             Fund.

                                        o    The performance-based allocation to
                                             be received by a Portfolio  Manager
                                             may  create  an  incentive  for the
                                             Portfolio  Manager  to  make  risky
                                             investments and may be payable by a
                                             Portfolio Fund, and thus indirectly
                                             by  the  Fund,   to  the  Portfolio
                                             Manager even if the Fund's  overall
                                             returns are negative.

                                        o    Rydex  and the  Portfolio  Managers
                                             may  have  conflicts  of  interest,
                                             including conflicts relating to the
                                             allocation       of      investment
                                             opportunities between the Fund or a
                                             Portfolio  Fund and  other  advised
                                             accounts.

                                        o    Portfolio   Managers  pursue  their
                                             investment  programs  independently
                                             and one Portfolio Manager may enter
                                             into  transactions  that offset the
                                             transactions  of another  Portfolio
                                             Manager.  This  may  result  in the
                                             Fund  bearing   transaction   costs
                                             without obtaining any benefit.

                                        o    Portfolio   Funds   will   not   be
                                             registered as investment  companies
                                             under the  Investment  Company  Act
                                             and,  therefore,  the  Fund  as  an
                                             investor  in  Portfolio  Funds will
                                             not   have  the   benefit   of  the
                                             protections    afforded    by   the
                                             Investment Company Act.

                                        o    Rydex  may have  little or no means
                                             of     independently      verifying
                                             information    relating    to   the
                                             investment    activities   of   the
                                             Portfolio Funds and, thus, may need
                                             to rely on  PlusFunds  or others to
                                             ascertain
                                             whether   Portfolio   Managers  are
                                             adhering    to   their    disclosed
                                             investment   strategies   or  their
                                             investment   or   risk   management
                                             policies.


                                        o    The  Fund  and  Rydex  depend  upon
                                             information   and  other   services
                                             provided  by  PlusFunds  and others
                                             under  the  terms  of  a  licensing
                                             agreement.    In   addition,    the
                                             licensing  agreement  provides  the
                                             right for the Fund to invest in the
                                             Portfolio   Funds   which  are  the
                                             vehicles from which the performance
                                             of the  Index  is  determined.  The
                                             Fund's investment performance could
                                             be   adversely   affected   if  the
                                             information  provided by  PlusFunds
                                             or others is  inaccurate,  if those
                                             services  are not  provided  or are
                                             inadequate,  if it cannot invest in
                                             the  Portfolio   Funds  based  upon
                                             which the  performance of the Index
                                             is  determined  or if the licensing
                                             agreement is terminated.


                                        o    The  Fund   relies   primarily   on
                                             information  provided by  PlusFunds
                                             and   others   in    valuing    its
                                             investments in Portfolio  Funds and
                                             determining the value of the Fund's
                                             shares.   There  is  a  risk   that
                                             inaccurate     valuations     could
                                             adversely   affect   investors  who
                                             purchase   Fund   shares  or  whose
                                             shares are repurchased by the Fund,
                                             or could adversely  affect existing
                                             shareholders.

                                        o    Investors   will   bear   fees  and
                                             expenses at the Fund level and will
                                             also indirectly bear fees, expenses
                                             and  performance-based  allocations
                                             that are  imposed at the  Portfolio
                                             Fund level.

                                        o    The  Fund   may   make   additional
                                             investments     in    or     effect
                                             withdrawals  from  Portfolio  Funds
                                             only  at  certain  specified  times
                                             and,     in     connection     with
                                             withdrawals,  the Fund may  receive
                                             securities  that  are  illiquid  or
                                             difficult to value.

                                        o    The fees and  expenses of the Fund,
                                             including  the fees,  expenses  and
                                             performance-based  allocations  the
                                             Fund  bears  as  an   investor   in
                                             Portfolio  Funds,  are higher  than
                                             those  of  most  other   registered
                                             investment companies.

                                        IN VIEW OF THE RISKS  NOTED  ABOVE,  THE
                                        FUND SHOULD BE  CONSIDERED A SPECULATIVE
                                        INVESTMENT  AND INVESTORS  SHOULD INVEST
                                        IN THE FUND  ONLY IF THEY CAN  SUSTAIN A
                                        COMPLETE LOSS OF THEIR INVESTMENT.

                                        NO GUARANTEE OR  REPRESENTATION  IS MADE
                                        THAT THE INVESTMENT  PROGRAM OF THE FUND
                                        WILL BE SUCCESSFUL OR THAT THE FUND WILL
                                        ACHIEVE ITS INVESTMENT OBJECTIVE.

                                        See "Risk Factors."

                            SUMMARY OF FUND EXPENSES

                  The following table illustrates the expenses and fees that the Fund expects to incur and that shareholders can expect to bear.

Shareholder Transaction Expenses

  Maximum Sales Load (as a percentage of offering price)....................None
  Repurchase Fee (as percentage of net asset value of share repurchased)...1.00%
     (applies to repurchase of shares if valuation date for repurchase is less than one year after date shares were purchased)

Annual Expenses (as a percentage of net assets)


     Advisory Fee......................................................1.75%
     Administration Fee................................................0.20%
     Other Expenses....................................................0.35%(1)
     Total Annual Expenses.............................................2.30%
     Waiver............................................................0.35%(2)
                                                                       ----
     Annual Expenses After Waiver......................................1.95%(3)



     (1) Reflects all expected ordinary operating expenses of the Fund, other than the Advisory Fee and the Administration Fee, and includes organizational expenses that will be borne by investors solely during the first year of the Fund's operations. Other Expenses and Total Annual Expenses are estimated at 0.35% and 2.30% for subsequent periods. See "Management of the Fund - Fund Expenses."

     (2) Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund (including expenses associated with the organization and initial offering of the Fund) to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Fund. See "Management of the Fund - Fund Expenses."

     (3) Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fees the Fund receives. As a result, Annual Expenses After Waiver will be 1.95% as a percentage of net assets, plus the amount of repurchase fees received by the Fund. See "Management of the Fund - Fund Expenses."

                  The purpose of the table above is to assist prospective investors in understanding the various costs and expenses they will bear directly or indirectly as shareholders of the Fund. "Other Expenses," as shown above, is an estimate, assuming Fund net assets of $100 million. For a more complete description of the various costs and expenses of the Fund, see "Management of the Fund." The expenses shown in the table do not include the effect of any repurchase fees that may be received by the Fund and do not include fees and expenses that the Fund will bear as an investor in Portfolio Funds, which will be borne indirectly by Fund shareholders.

                                    EXAMPLE 1
                                    ---------

                                            1 YEAR      3 YEARS       5 YEARS      10 YEARS
                                            ------      -------       -------      --------
An investor would pay the
following expenses on a
$1,000 investment,
assuming a 5% annual
return:                                      $20          $68         $120          $261

                                    EXAMPLE 2
                                    ---------

                                            1 YEAR      3 YEARS       5 YEARS      10 YEARS
                                            ------      -------       -------      --------
An investor would pay the
following expenses on a
$25,000 investment,
assuming a 5% annual
return:                                      $495        $1,712       $2,996        $6,522


                  The Examples above are based on the fees and expenses set forth above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund's actual rate of return may be greater or less than the hypothetical 5% return assumed in the Examples.

                                  RISK FACTORS


                  AN INVESTMENT IN THE FUND INVOLVES SUBSTANTIAL RISKS, INCLUDING THE RISK THAT THE ENTIRE AMOUNT INVESTED MAY BE LOST. The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers ("Portfolio Managers") whose investment performance is selected by Standard & Poor's ("S&P") for inclusion in the Standard & Poor's Hedge Fund Index (the "Index") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index) ("Index Derivatives"). In addition, the Fund may on occasion retain one or more Portfolio Managers to manage and invest designated portions of the Fund's assets (either as separately managed accounts or by creating separate investment vehicles in which a Portfolio Manager will serve as general partner of the vehicle and the Fund will be the sole limited partner). (Any arrangement in which the Fund retains a Portfolio Manager to manage a separate account or separate investment vehicle for the Fund is referred to as a "Portfolio Account.") The Portfolio Funds invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Various other risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements, risks relating to the limited liquidity of shares and risks relating to the Fund's investment in Index Derivatives.

                  Prospective investors should consider the following factors in determining whether an investment in the Fund is a suitable investment. However, the risks enumerated below should not be viewed as encompassing all of the risks associated with an investment in the Fund. Prospective investors should read this entire prospectus and the statement of additional information of the Fund (the "SAI") and consult with their own advisers before deciding whether to invest. In addition, because the investment programs of the Portfolio Managers may develop and change over time, an investment in the Fund may in the future be subject to additional and different risk factors.

INVESTMENT-RELATED RISKS

                  GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Portfolio Funds and the Portfolio Accounts. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.


                  INDEX TRACKING ERROR. The Fund expects that it will achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95 (before Fund expenses). However, there can be no assurance that this degree of correlation can be achieved. Correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value increases or decreases in exact proportion to changes in the Index. Although the Fund seeks to track the performance of the Index, certain factors can cause a deviation between the performance of the Fund and the performance of the Index, including, among others: (i) the fees and expenses of the Fund, including transaction costs; (ii) the ability of the Fund to time its investments in, and withdrawals from, Portfolio Funds, and to retain Portfolio Managers for Portfolio Accounts, so as to correspond to the precise time in which particular Portfolio Managers are added to, or eliminated from, the Index; (iii) limitations on the Fund's investments resulting from the need to comply with the Fund's investment restrictions or policies, or with regulatory or tax law requirements; (iv) an imperfect correlation between the performance of an Index Derivative entered into by the Fund and the Index (or the component of the Index that corresponds to the Index Derivative); and (v) the need to maintain a portion of the Fund's assets in cash or short-term investments to maintain liquidity to effect repurchases of the Fund's shares, to make investments and to pay Fund expenses. The Fund's ability to track the Index may also be adversely affected if, for regulatory or any other reasons, it cannot gain access to one or more Portfolio Funds or Portfolio Managers. In order to facilitate its ability to track the Index, the Fund may employ leverage, a practice which involves certain risks. See "Risk Factors-Leverage; Interest Rates; Margin."

                  STRATEGY RISK. The failure or deterioration of a particular type of investment strategy may cause most or all Portfolio Managers that employ that strategy to suffer significant losses. Strategy specific losses may result from excessive concentration by multiple Portfolio Managers in the same investment or broad events that adversely affect particular strategies (E.G., illiquidity within a given market). The strategies employed by the Portfolio Managers can be expected to be speculative and involve substantial risk of loss in the event of such failure or deterioration.

                  HIGHLY VOLATILE MARKETS. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which a Portfolio Fund's or a Portfolio Account's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Portfolio Funds and Portfolio Accounts are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

                  RISKS OF SECURITIES ACTIVITIES. All securities investing and trading activities involve the risk of loss of capital. The Fund's investment program, which involves allocating assets to multiple Portfolio Managers that pursue a variety of investment strategies, may operate to moderate these risks. However, there can be no assurance that the Fund's or any Portfolio Fund's investment program will be successful or that investors in the Fund will not suffer losses. The following discussion sets forth some of the more significant risks associated with the Portfolio Managers' styles of investing:

                  EQUITY SECURITIES. Portfolio Managers' investment portfolios may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Portfolio Managers also may invest in depositary receipts relating to foreign securities. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

                  FIXED-INCOME SECURITIES. Portfolio Funds and Portfolio Accounts may invest a portion of their assets in fixed-income securities as part of their investment strategies, for defensive purposes or to maintain liquidity. Fixed-income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.
Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (I.E., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (I.E., market risk). Certain securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

                  HIGH YIELD ("JUNK") BONDS. Portfolio Funds and Portfolio Accounts may invest in non-investment grade debt securities (commonly referred to as "junk bonds"). Non-investment grade debt securities are securities that have received a rating from nationally recognized statistical rating organization (a "Rating Agency") below the fourth highest rating category or, if not rated by any Rating Agency, are of comparable quality.

                  Investments in non-investment grade debt securities, including convertible lower rated debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, additional expenses to seek recovery may be incurred. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

                  CONVERTIBLE SECURITIES. A Portfolio Fund's or Portfolio Account's investments in convertible securities subject them, and thus the Fund, to the risks associated with both fixed-income securities and stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Additionally, lower rated convertible securities are subject to increased speculative risks discussed above under the risks of High Yield ("Junk") Bonds.

                  FOREIGN INVESTMENTS. It is expected that Portfolio Funds and Portfolio Accounts will invest in securities issued by foreign corporations and governments. Investing in these securities involves certain considerations not usually associated with investing in securities of U.S. corporations or the U.S. Government, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict a Portfolio Manager's investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to U.S. standards and, consequently, less information is available to investors in companies located in such countries than is available to investors in companies located in the U.S. Moreover, an issuer of securities may be domiciled in a country other than the country in whose currency the instrument is denominated. The values and relative yields of investments in the securities markets of different countries, and their associated risks, are expected to change independently of each other. There is also less regulation, generally, of the securities markets in foreign countries than there is in the U.S. In addition, unfavorable changes in foreign currency exchange rates may adversely affect the U.S. dollar values of securities denominated in foreign currencies or traded in foreign markets. Portfolio Managers may, but are generally not required to, hedge against such risk, and there is no assurance that any attempted hedge will be successful.

                  Foreign securities in which Portfolio Funds and Portfolio Accounts may invest include securities of issuers in emerging and developing markets. These issuers and markets present risks not found when investing in securities of issuers in more mature markets. Securities of issuers in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than prices of securities in more developed markets. Settlements of securities trades in emerging and developing markets may be subject to greater delays than in other markets so that the proceeds of a sale of a security may not be received on a timely basis. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. Investments in issuers in emerging and developing markets may be subject to greater risks of government restrictions with respect to withdrawing the proceeds from sales of such investments. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments of developing countries may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

                  ILLIQUID PORTFOLIO INVESTMENTS. Portfolio Funds and Portfolio Accounts may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices for such securities may not exist or may tend to be volatile, and a Portfolio Fund or a Portfolio Account may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities traded on national securities exchanges or other established markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

                  SMALL CAP AND MID CAP ISSUERS. Historically, the prices of small and medium market capitalization stocks have been more volatile than the prices of larger capitalization stocks. Among the reasons for greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the market for such stocks, and the greater sensitivity of small and medium size companies to changing economic conditions. Medium and small company stock prices also may fluctuate independently of larger company stock prices and may decline as large company stock prices rise, or vice versa. In addition, small and medium size companies in which the Portfolio Funds invest may have products and management which have not been thoroughly tested by time or by the marketplace.

These companies may be more dependent on a limited number of key personnel and their financial resources may not be as substantial as those of more established companies.

                  DISTRESSED INVESTMENTS. Portfolio Funds and Portfolio Accounts may invest in securities of companies that are in financial distress, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. These securities may include bank loans, senior or subordinated debt securities, trade claims, promissory notes, preferred equity, warrants and other evidences of indebtedness. There can be no assurance that a Portfolio Manager will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment. Investments in financially troubled companies involve substantial financial and business risks that can result in substantial or even total loss. Among the risks inherent in such investments is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Investments in securities of companies in bankruptcy, liquidation or reorganization proceedings are often subject to litigation among the participants in such proceedings. Such investments also may be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court's power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

                  Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by a Portfolio Manager. To the extent that a Portfolio Manager becomes involved in such proceedings, the Portfolio Manager may have a more active participation in the affairs of the issuer than that assumed generally by an investor, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

                  In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

                  In certain transactions, a Portfolio Manager may not hedge against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

                  The Portfolio Managers may utilize a variety of special investment instruments and techniques to hedge against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund's or a

Portfolio Account's investment objective. The Fund may also utilize special investment instruments and techniques in order to facilitate its ability to track the Index or one or more components of the Index. These strategies may be executed through derivative transactions. Certain of the special investment instruments and techniques that the Portfolio Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

                  DERIVATIVES. Derivatives are securities and other instruments the value or return of which is based on the performance of an underlying asset, index, interest rate or other investment. Derivatives may be volatile and involve various risks, depending upon the derivative and its function in a portfolio. Special risks may apply to instruments that are invested in by Portfolio Funds or Portfolio Accounts in the future that cannot be determined at this time or until such instruments are developed or invested in by Portfolio Funds or Portfolio Accounts. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. Derivatives may entail leverage in that their investment exposures could be greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio Fund's or Portfolio Account's performance. See "Leverage; Interest Rates; Margin" below.

                  SWAPS.  Swaps  may be  subject  to  various  types  of  risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty. Swaps can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swaps may increase or decrease a Portfolio Fund's or Portfolio Account's exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates, or other factors. Swaps can take many different forms and are known by a variety of names. Swaps may increase or decrease the overall volatility of a Portfolio Fund's or Portfolio Account's portfolio. The most significant factor in the performance of swaps is the change in the individual equity values, specific interest rate, currency or other factors that determine the amounts of payments due to and from the counterparties. If a swap calls for payments by a Portfolio Fund or Portfolio Account, it must be prepared to make such payments when due. See also "Risk Factors--Special Investment Instruments and Techniques
- Counterparty Credit Risk" below. To achieve investment returns equivalent to those achieved by a Portfolio Manager in whose investment vehicle the Fund may not be able to invest directly, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of a referenced investment vehicle that is managed by that Portfolio Manager.

                  CALL AND PUT OPTIONS. Portfolio Managers may use options as part of their investment programs. There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (E.G., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

                  INDEX DERIVATIVES. The Fund may use Index Derivatives to facilitate its ability to track the Index or specified components of the Index under circumstances where regulatory, tax or other considerations prohibit or restrict investments by the Fund in Portfolio Funds. These instruments, which may be structured as swaps, options or notes, involve risks similar to those generally associated with swaps and other derivatives, but also involve investment risks similar to those associated with direct investments in Portfolio Funds to the extent that the returns payable to the Fund from an Index Derivative will be linked to the investment returns of Portfolio Funds. The use of Index Derivatives also involves various costs that would not be incurred when investing in Portfolio Funds. These costs will reduce the investment returns of the Fund.

                  COMMODITY FUTURES CONTRACTS. Portfolio Funds and Portfolio Accounts may trade in commodity futures (and related options), a practice which may involve substantial risks. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and a Portfolio Fund or Portfolio Account may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent a Portfolio Fund or Portfolio Account from promptly liquidating unfavorable positions and cause it to be subject to substantial losses. In addition, a Portfolio Fund or Portfolio Account may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or the Commodity Futures Trading Commission (the "CFTC") may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks.

                  FAILURE OF FUTURES COMMISSION MERCHANTS. Under the Commodities Exchange Act (the "CEA"), futures commission merchants are required to maintain customers' assets in a segregated account. To the extent that a Portfolio Fund or Portfolio Account engages in futures and options contract trading and the futures commission merchants with whom it maintains accounts fail to so segregate the assets of the Portfolio Fund or Portfolio Account, the Portfolio Fund or Portfolio Account will be subject to a risk of loss in the event of the bankruptcy of any of its futures commission merchants. In certain circumstances, a Portfolio Fund or Portfolio Account might be able to recover, even with respect to property specifically traceable to the Portfolio Fund or Portfolio Account, only a PRO RATA share of all property available for distribution to a bankrupt futures commission merchant's customers.

                  OTHER FUTURES CONTRACTS AND OPTIONS THEREON. Portfolio Funds or Portfolio Accounts may enter into futures contracts on securities indices and U.S. Government securities that are traded on exchanges licensed and regulated by the CFTC or on foreign exchanges, and may trade in currency futures contracts. A securities index futures contract does not require the physical delivery of the securities underlying the index, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and the rules of such foreign exchange.

                  A Portfolio Fund or Portfolio Account may sell a currency futures contract if it is anticipated that exchange rates for a particular currency will fall. A Portfolio Fund or Portfolio Account may purchase a currency futures contract for non-hedging purposes to pursue its investment objective when it anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in its portfolio. In addition, such a transaction can be used as a hedge against a decrease in the value of portfolio securities that are denominated in such currency. If it is anticipated that a particular currency will rise, a Portfolio Manager may purchase a currency futures contract to protect against an increase in the price of securities that are denominated in a particular currency and which the Portfolio Manager intends to purchase.

                  A risk in employing currency futures contracts to protect against the price volatility of portfolio securities that are denominated in a particular foreign currency is that the prices of the securities that are subject to such contracts may not completely correlate with the behavior of the cash prices of portfolio securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that a Portfolio Manager could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

                  Although futures and options transactions, when used for hedging rather than non-hedging purposes to pursue a Portfolio Fund's or Portfolio Account's investment objective, are intended to enable the Portfolio Fund or Portfolio Account to manage interest rate, stock market or currency exchange risks, unanticipated changes in interest rates, market prices or currency exchange rates could result in poorer performance than if the Portfolio Fund or Portfolio Account had not entered into these transactions. Even if a Portfolio Manager correctly predicts interest rate, market price or currency rate movements, a hedge could be unsuccessful if changes in the value of its futures position did not correspond to changes in the value of its investments. This lack of correlation between the futures and securities or currency positions may be caused by differences between the futures and securities or currency markets or by differences between the assets underlying a futures position and the securities held by or to be purchased for the Portfolio Fund or Portfolio Account.

                  The prices of futures contracts depend primarily on the value or level of the indices or assets on which they are based. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Portfolio Fund or Portfolio Account will not exactly match the assets the Portfolio Fund or Portfolio Account wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuation. To compensate for differences in historical volatility between positions a Portfolio Manager wishes to hedge and the standardized futures contracts available to it, a Portfolio Manager may purchase or sell futures contracts with a greater or lesser value than the assets it wishes to hedge or intends to purchase.

                  Futures contracts and options thereon are derivative instruments. Losses that may arise from certain futures transactions, particularly those involved in non-hedging contexts to pursue a Portfolio Fund's or Portfolio Account's investment objective, are potentially unlimited.

                  HEDGING TRANSACTIONS. Portfolio Managers may utilize a variety of financial instruments, such as derivatives, options, interest rate swaps, caps and floors, futures and forward contracts to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Portfolio Managers to hedge against a change or event at a price sufficient to protect a Portfolio Fund's or Portfolio Account's assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. A Portfolio Manager may enter into hedging transactions to seek to reduce: currency exchange rate and interest rate risks, the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular; or the risks posed by the occurrence of certain other events. However, unanticipated changes in currency or interest rates, or increases or smaller than expected decreases in the equity markets or sectors being hedged, or the non-occurrence of other events being hedged against may result in a poorer overall performance for the Fund than if the Portfolio Manager had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Portfolio Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Portfolio Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

                  COUNTERPARTY CREDIT RISK. Many of the markets in which the Portfolio Funds or Portfolio Accounts effect their transactions are "over-the-counter" or "inter-dealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent a Portfolio Fund or Portfolio Account invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes a Portfolio Fund or Portfolio Account to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Portfolio Fund or Portfolio Account to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund or Portfolio Account has concentrated its transactions with a single or small group of counterparties. Portfolio Funds and Portfolio Accounts are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds and Portfolio Accounts to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The use of Index Derivatives by the Fund involves similar risks.

                  LEVERAGE; INTEREST RATES; MARGIN. The Fund is authorized to borrow money for investment purposes, including to facilitate its ability to track the Index, to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money. The Fund, Portfolio Funds and Portfolio Accounts may directly or indirectly borrow funds from brokerage firms and banks. Borrowing for investment purposes is known as "leverage." Portfolio Funds and Portfolio Accounts may also "leverage" by using options, swaps, forwards and other derivative instruments. Although leverage presents opportunities for increasing investment return, it has the effect of potentially increasing losses as well. Any event that adversely affects the value of an investment, either directly or indirectly, by a Portfolio Fund or Portfolio Account could be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing the leverage could result in a loss that would be greater than if leverage were not employed. In addition, to the extent that the Fund, Portfolio Funds or Portfolio Accounts borrow funds, the rates at which they can borrow may affect the operating results of the Fund.

                  In general, the anticipated use of short-term margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers to secure margin accounts decline in value, or should brokers from which the securities have been borrowed increase their maintenance margin requirements (I.E., reduce the percentage of a position that can be financed), then there could be a "margin call," pursuant to which additional funds would have to be deposited with the broker or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice.

                  SHORT SELLING. Portfolio Managers may engage in short selling. Short selling involves selling securities that are not owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. For these reasons, short selling is considered a speculative investment practice.

                  Portfolio Funds and Portfolio Accounts may also effect short sales "against the box." These transactions involve selling short securities that are owned (or that a Portfolio Fund or Portfolio Account has the right to obtain). When a Portfolio Fund or Portfolio Account enters into a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. Portfolio Funds and Portfolio Accounts will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against the box.

GENERAL RISKS

                  LACK OF OPERATING HISTORY. The Fund is a newly formed entity that does not have any operating history that investors can use to evaluate the Fund's investment performance. Portfolio Funds may also be newly formed entities that have no operating histories.

                  NON-DIVERSIFIED STATUS AND INDUSTRY CONCENTRATION. The Fund is a "non-diversified" investment company. Thus, there are no percentage limitations imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") on the percentage of the Fund's assets that may be invested in the securities of any one issuer. Also, there are no requirements that the investments of Portfolio Funds be diversified. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments. The Fund does intend to comply with the diversification requirements imposed by Section 851(b)(3) of the Internal Revenue Code of 1986, as amended (the "Code").

Under these requirements, at the end of each quarter of the Fund's taxable year,
(i) at least 50% of the market value of the Fund's total assets must be invested in cash, U.S. Government Securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited (for purposes of this calculation) to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of meeting these diversification requirements, the Fund will test the diversification of its assets in each of two ways: (i) each Portfolio Fund will be treated as a single issuer and each Portfolio Account's assets will be treated as if held directly by the Fund; and
(ii) the Fund's proportionate share of the assets of each Portfolio Fund and Portfolio Account will be treated as if held directly by the Fund.

                  In addition, the Fund does not invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in a single industry or group of related industries (but will invest 25% or more of the value of its total assets in Portfolio Funds except during temporary periods of adverse market conditions affecting Portfolio Funds in which the Fund invests). Portfolio Funds generally are not subject to similar industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. The Fund will not invest in a Portfolio Fund if, as a result of such investment, 25% or more of the value of the Fund's total assets would be invested in Portfolio Funds that have investment programs that focus on investing in one particular industry or group of related industries. Nevertheless, it is possible that, at any given time, the Portfolio Funds in which the Fund is invested will, in the aggregate, have investments in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. For this reason, an investment in the Fund involves greater investment risk because there is a possibility that a significant portion of the Fund's assets may at some times be invested, indirectly through Portfolio Funds in which the Fund invests, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Portfolio Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Although Rydex has entered into an agreement with PlusFunds Group Inc. ("PlusFunds") pursuant to which PlusFunds has agreed to provide information regarding the investments of certain Portfolio Funds, the Fund may nevertheless not be able to determine at any given time whether or the extent to which Portfolio Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry or group of related industries.

                  PERFORMANCE-BASED ALLOCATIONS. Each Portfolio Manager generally is entitled to receive performance-based allocations, expected to range from 15% to 25% of net profits, with respect to the Portfolio Fund that it manages. Performance-based allocations may create an incentive for Portfolio Managers to make investments that are riskier or more speculative than those that might have been made in the absence of such arrangements. In addition, because the performance-based allocations are generally calculated on a basis that includes both realized and unrealized appreciation, these allocations may be greater than if they were based solely on realized gains. See "Special Risks of Multi-Manager Structure."

                  LIMITED LIQUIDITY; IN-KIND DISTRIBUTIONS. An investment in the Fund provides only limited liquidity because the Fund is a closed-end fund and shareholders will not have the right to redeem shares. Liquidity will be provided only through share repurchase offers that will be made by the Fund from time to time. An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

                  The Fund believes that repurchase offers will generally be beneficial to the Fund's shareholders, and will generally be funded from available cash or sales of portfolio holdings. However, if the Fund borrows money to finance repurchases, interest on borrowings will negatively affect shareholders who do not tender their shares for repurchase by increasing the Fund's expenses and reducing investment return. Payment for repurchased shares may require the Fund, and in turn the Portfolio Funds, to liquidate portfolio holdings earlier than they would otherwise liquidate these holdings, potentially resulting in losses, and may increase portfolio turnover. There can be no assurance that the Fund will have sufficient cash to repurchase shares.

                  Each repurchase offer will be made for a specified dollar amount of the Fund's outstanding shares. If a repurchase offer is oversubscribed by shareholders who tender shares, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder. In addition, a shareholder who tenders for repurchase only a portion of shares it holds will be required to maintain a minimum balance of $15,000, as of the repurchase date. The Fund has the right to reduce the amount of shares to be repurchased from a shareholder so that the required minimum balance is maintained.

                  The Fund expects generally to distribute cash to shareholders whose shares are repurchased. However, the Fund may distribute securities in-kind to shareholders whose shares are repurchased in the event the Fund receives a similar in-kind distribution when withdrawing its assets from a Portfolio Fund or in other unusual circumstances where the Board of Trustees of the Fund (the "Board") determines that making a cash payment would result in a material adverse effect on the Fund or on shareholders not tendering shares for repurchase. Securities distributed in-kind by the Fund will be valued in accordance with the Fund's valuation policies, and any such distributions will be made on the same basis to all shareholders in connection with any particular repurchase offers. In addition, a distribution may be made partly in cash and partly in-kind. An in-kind distribution may consist of securities that are not readily marketable and may be subject to restrictions on resale. Shareholders receiving an in-kind distribution will incur costs, including commissions, in disposing of securities that they receive, and in the case of securities that are not readily marketable, shareholders may not be able to sell the securities except at prices that are lower than those at which the securities were valued by the Fund or without substantial delay.

                  Repurchase of the Fund's shares will reduce the number of outstanding shares and the Fund's net assets. A reduction in the Fund's net assets will tend to increase the Fund's expense ratio. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares for repurchase by increasing the

Fund's expenses, which will reduce any net investment income. For these various reasons, an investment in shares of the Fund is suitable only for sophisticated investors. See "Repurchases of Shares."

                  DEPENDENCE ON PLUSFUNDS AND OTHERS. The Fund and Rydex are dependent upon certain services provided by PlusFunds and others, which include the furnishing of information regarding the composition of the Index, the investment holdings of certain Portfolio Funds and the valuation of interests in certain Portfolio Funds. There can be no assurance that PlusFunds will not terminate its agreement with Rydex pursuant to which that information is provided.

                  In addition, S&P has granted a license to PlusFunds to use certain trademarks, including the trademark "SPhinX," as well as the right to utilize the Index in connection with the creation and operation of various investment vehicles such as the Fund and certain Portfolio Funds. PlusFunds has sub-licensed certain of these rights to Rydex. Under various circumstances, the license agreement between PlusFunds and S&P or the license agreement between Rydex and PlusFunds may be terminated. In the event of such termination, the Fund may be unable to continue to utilize such trademarks and may not be able to obtain necessary information regarding the Index. This could make continued operation of the Fund impractical.

                  CONFLICTS OF INTEREST. Rydex and its affiliates, as well as the Portfolio Managers and their respective affiliates, provide investment advisory and other services to clients other than the Fund and Portfolio Funds and Portfolio Accounts. In addition, investment professionals associated with Rydex and the Portfolio Managers may carry on investment activities for their own accounts and the accounts of family members (collectively, with other accounts managed by Rydex and its affiliates, "Other Accounts"). The Fund, Portfolio Funds and Portfolio Accounts have no interest in these activities. As a result of the foregoing, Rydex and the Portfolio Managers will be engaged in substantial activities other than on behalf of the Fund, Portfolio Funds and Portfolio Accounts, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities.

                  There may be circumstances under which a Portfolio Manager will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Fund's or Portfolio Account's assets they commit to such investment. There also may be circumstances under which a Portfolio Manager purchases or sells an investment for its Other Accounts and does not purchase or sell the same investment for a Portfolio Fund or Portfolio Account, or purchases or sells an investment for a Portfolio Fund or Portfolio Account and does not purchase or sell the same investment for one or more Other Accounts. However, it is generally the policy of the Portfolio Managers that investment decisions for all accounts they manage be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among Portfolio Funds, Portfolio Accounts and Other Accounts.

                  Portfolio Managers and their affiliates may have interests in Other Accounts which differ from their interests in Portfolio Funds and Portfolio Accounts and may manage such accounts on terms that are more favorable to them than the terms on which they manage

Portfolio Funds or Portfolio Accounts. In addition, Portfolio Managers may charge fees to Other Accounts and be entitled to receive performance-based incentive fees or allocations from Other Accounts that are lower than the fees and performance-based incentive allocations to which Portfolio Funds and Portfolio Accounts are subject.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

                  Portfolio Funds generally will not be registered as investment companies under the Investment Company Act. Thus, the Fund will not have the benefit of various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. Although Rydex expects to receive certain information regarding the investment performance of Portfolio Funds on a regular basis, Rydex may have little or no means of independently verifying this information. A Portfolio Manager may use proprietary investment strategies that are not fully disclosed, which may involve risks under some market conditions that are not anticipated. In addition, certain Portfolio Managers will not be registered as investment advisers under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), in reliance on certain exemptions from registration. In such cases, Portfolio Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers.

                  By investing in Portfolio Funds and Portfolio Accounts indirectly through the Fund, investors bear asset-based fees at the Fund level and indirectly bear asset-based fees and performance-based allocations at the
Portfolio Fund or Portfolio Account level. Similarly, investors bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and indirectly bear similar expenses of Portfolio Funds and Portfolio Accounts. An investor who meets the conditions imposed by the Portfolio Managers, including investment minimums that may be considerably higher than the $25,000 minimum initial investment requirement imposed by the Fund, could invest directly with the Portfolio Managers, thereby avoiding the additional fees and expenses of the Fund.

                  Each Portfolio Manager will receive any performance-based allocation to which it is entitled irrespective of the investment performance of other Portfolio Managers or the investment performance of the Fund generally. Thus, a Portfolio Manager with positive investment performance will receive this allocation from the applicable Portfolio Fund or Portfolio Account (and indirectly from the Fund and its shareholders) even if the Fund's overall investment return is negative. Investment decisions of the Portfolio Managers are made independently of each other. As a result, at any particular time, one Portfolio Manager may be purchasing shares of an issuer for a Portfolio Fund or Portfolio Account whose shares are being sold by another Portfolio Manager for another Portfolio Fund or Portfolio Account. In such situations, the Fund would indirectly be incurring transaction costs without accomplishing any net investment result.


                  Because the Fund may make additional investments in or effect withdrawals from Portfolio Funds only at certain times and subject to limitations set forth in the governing documents of the Portfolio Funds, the Fund from time to time: may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest in order to maintain necessary liquidity to repurchase shares; may have to borrow money to repurchase shares; and may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. This may adversely affect the Fund's investment return or increase the Fund's expenses. In particular, to the extent the Fund invests its assets in money market securities, those assets will not be available for investment in other opportunities, including Portfolio Funds, Index Derivatives and Portfolio Accounts.


                  Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund's withdrawal of all or a portion of its interest in a Portfolio Fund, the Fund may receive securities that are illiquid or difficult to value. In these circumstances, Rydex would seek to dispose of the securities received by the Fund in a manner that is in the Fund's best interest.

                  The Fund may agree to indemnify certain of the Portfolio Funds and, subject to certain limitations imposed by the Investment Company Act, certain Portfolio Managers from liability, damage, cost or expense arising out of, among other things, certain acts or omissions.

                  PORTFOLIO ACCOUNT ALLOCATIONS. The Fund may on occasion allocate its assets to a Portfolio Manager by retaining the Portfolio Manager to manage a Portfolio Account for the Fund, rather than by investing in a Portfolio Fund. Portfolio Accounts can expose the Fund to theoretically unlimited liability, and it is possible, given the leverage at which certain of the Portfolio Managers will trade, that the Fund could lose more in a Portfolio Account that is managed by a particular Portfolio Manager than the Fund has allocated to the Portfolio Manager to invest. This risk may be avoided if the Fund, instead of retaining a Portfolio Manager to manage a separate account comprised of a designated portion of the Fund's assets, creates a separate investment vehicle for which a Portfolio Manager will serve as general partner and in which the Fund will be the sole limited partner. Use of this structure, however, involves various expenses, and there is no requirement that separate investment vehicles be created for Portfolio Accounts.

                  CALCULATION OF NET ASSET VALUE. In some cases, the Fund will have little ability to assess the accuracy of the valuations of its investments in Portfolio Funds that are received from PlusFunds or from a Portfolio Fund or its administrator. There are no market quotations available to use in valuing the Fund's investments in Portfolio Funds. As a result, these investments will be valued at their fair values as determined in accordance with procedures adopted in good faith by the Board. These valuations may not in all cases accurately reflect the values of the Fund's investments in Portfolio Funds. Such inaccuracies may adversely affect the Fund or investors who purchase shares of the Fund or have their shares repurchased.

                  The net asset value at which Fund shares are sold to investors and repurchased by the Fund is based upon the value of the Fund's interests in Portfolio Funds and the value of its other assets less liabilities and accrued expenses, determined as of the date shares are issued or the date as of which shares tendered for repurchase are valued (a "Valuation Date"). Generally, the Fund will rely on net asset values reported by the Portfolio Funds or their administrators as of those dates. Subsequent to the Valuation Date, adjustments may be made by a Portfolio Fund or its administrator to the net asset value of a Portfolio Fund to correct valuation, accounting or other errors. The Fund will adjust the number of Fund shares issued to or repurchased from any particular shareholder in the event that a more accurate valuation becomes available prior to the end of the month in which the shares are issued or repurchased by the Fund. A previously determined net asset value per share of the Fund will not be modified as a result of adjustments made after that date. As a result, the prices at which the Fund issues or repurchases shares may not always reflect accurately the value of the Fund's assets. This could result in investors paying too much upon the purchase of shares or receiving too little upon repurchase of their shares. This could adversely affect existing shareholders of the Fund if shares are issued at too low a price or repurchased at too high a price. See "Calculation of Net Asset Value."

                  Certain securities in which Portfolio Funds or Portfolio Accounts invest may not have readily ascertainable market prices. Securities held by Portfolio Funds will nevertheless generally be valued by PlusFunds or the Portfolio Managers, which valuations will be conclusive with respect to the Fund, even though there generally will be a conflict of interest in valuing such securities because the values given to the securities will affect the compensation of the Portfolio Managers. Any such securities held by a Portfolio Account will be valued at their "fair value" as determined in good faith in accordance with procedures adopted in good faith by the Board.

                                 USE OF PROCEEDS

                  The Fund expects that the proceeds from the sale of shares, net of the Fund's organization costs, offering costs and ongoing fees and expenses, will be invested in the Fund's investment program and objective as soon as practicable after the receipt of such proceeds by the Fund. Based on current market conditions, Rydex expects the Fund will invest proceeds from the sale of shares in the initial offering within one day after receipt of such proceeds by the Fund. Pending full investment of the proceeds from the sale of shares in Portfolio Funds or through Portfolio Accounts, the proceeds will be invested in short-term, high quality debt securities.

                  INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

THE FUND'S OBJECTIVE

                  The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Index (before Fund expenses). No assurance can be given that the Fund will achieve its investment objective.

                  The Fund's investment  objective is fundamental and may not be changed without the approval of its shareholders. However, except as otherwise stated in this prospectus or in the SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board. The Fund's fundamental investment policies are listed in the SAI. Its principal investment policies and strategies are discussed below. The Fund may change any investment policy and strategy that is not fundamental if the Board believes doing so would be consistent with the Fund's investment objective.

THE FUND'S INVESTMENT PROGRAM


                  The Fund pursues its investment objective by investing its assets primarily: (i) in Portfolio Funds that are managed by the Portfolio
Managers selected by S&P for inclusion in the Index; or (ii) in Index Derivatives. Although the constituents of the Index are selected for inclusion in the Index by S&P, Rydex as the Fund's investment adviser, is responsible for determining the investments of the Fund, including the Portfolio Funds in which the Fund invests and the portion of the Fund's assets allocated to each Portfolio Manager. Portfolio Funds in which the Fund invests may take different legal forms, including private investment limited partnerships, joint ventures, investment companies and similar investment vehicles.

                  To the extent feasible, Rydex intends to implement the Fund's investment program by investing the Fund's assets primarily in Portfolio Funds that are managed by the Portfolio Managers selected by S&P for inclusion in the Index, and which are the actual constituents of the Index. These Portfolio Funds are specially designed to facilitate tracking of the Index and enable investment in multiple Portfolio Funds through investment in a single investment vehicle. However, assets of the Fund may be invested in other Portfolio Funds managed by the Portfolio Managers and in Index Derivatives to the extent that such investments may facilitate the Fund's ability to pursue its investment objective consistent with applicable regulatory and tax requirements. In addition, the Fund may on occasion retain one or more Portfolio Managers to manage Portfolio Accounts. The Fund will normally invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in Portfolio Funds that are managed by the Portfolio Managers and Index Derivatives.


                  Portfolio Funds generally are not required to register under the Investment Company Act because they do not publicly offer their securities and are restricted as to either the number of investors permitted to invest in the fund or as to the qualifications of persons eligible to invest in the fund. The typical Portfolio Fund has greater investment flexibility than traditional investment funds (such as mutual funds and most registered investment companies) as to the types of securities it may own, the types of trading strategies it may employ and, in many cases, the amount of leverage it may use.

                  Portfolio Managers may invest and trade in a wide range of instruments and markets, including, but not limited to, U.S. and foreign equities and equity-related instruments, currencies, financial and commodities futures, and fixed-income and other debt-related instruments. Portfolio Managers generally are not limited as to the markets in which they may invest or the investment disciplines that they may employ.

                  During periods of adverse market conditions in the securities markets, one or more Portfolio Managers may temporarily invest all or any portion of the assets it manages in high quality fixed-income securities, money market instruments or shares of money market funds, or may hold assets as cash. At any time, the Fund may invest directly in money market instruments or shares of money market funds, or hold cash, for liquidity purposes.

                  The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various Investment Company Act prohibitions on affiliated transactions. The Fund also may not be required to adhere to this 5% investment limitation to the extent that it can rely on certain regulatory exemptions from the prohibitions on affiliated transactions. The 5% limitation will not apply if the Fund purchases non-voting securities of a Portfolio Fund. The Fund will not purchase voting or non-voting securities of a Portfolio Fund that in the aggregate represent 25% or more of the Portfolio Fund's outstanding equity.

                  Portfolio Managers will generally invest primarily in securities and other investments that are marketable. However, certain Portfolio Managers may also invest a portion of the assets of Portfolio Funds in privately placed securities and other investments that are illiquid. Interests in the Portfolio Funds are not marketable and only have limited liquidity.

                  The retention of a Portfolio Manager to manage a Portfolio Account is subject to the approval of the Board, including a majority of the persons comprising the Board (the "Trustees") who are not "interested persons," as defined by the Investment Company Act, of the Fund or the Portfolio Manager (the "Independent Trustees"). The retention of a Portfolio Manager will in such cases also be subject to approval by shareholders, unless the Fund seeks and obtains an order of the SEC exempting the Fund from this requirement. The Fund may seek to obtain an SEC order exempting it from the shareholder approval requirement. However, no assurance can be given that such an order will be issued. The Fund's participation in any Portfolio Account arrangement will be subject to the requirement that the Portfolio Manager be registered as an investment adviser under the Advisers Act, and the Fund's contractual arrangements with the Portfolio Manager will be subject to the requirements of the Investment Company Act applicable to investment advisory contracts.

                  In  managing  Portfolio  Funds,  Portfolio  Managers  are  not subject to the Fund's investment policies and restrictions or the various limitations and prohibitions applicable to the activities of investment companies registered under the Investment Company Act (such as the Fund). THIS INVOLVES VARIOUS RISKS, INCLUDING THOSE ASSOCIATED WITH THE FACT THAT PORTFOLIO FUNDS ARE NOT GENERALLY SUBJECT TO ANY REQUIREMENTS THAT THEY DIVERSIFY THEIR INVESTMENTS OR LIMIT THEIR INVESTMENTS IN THE SECURITIES OF ISSUERS ENGAGED IN A SINGLE INDUSTRY OR GROUP OF RELATED INDUSTRIES. See "Risk Factors-General Risks-Non-Diversified Status and Industry Concentration." However, the Fund's investment policies and restrictions, and limitations and prohibitions on investments imposed by the Investment Company Act, will apply to Portfolio Accounts.

THE STANDARD & POOR'S HEDGE FUND INDEX


                  The Index is an investable benchmark that reflects the performance of a select group of hedge fund managers that pursue investment programs that S&P has determined represent the range of major investment strategies employed by hedge funds. Although the Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Index (before Fund expenses), an investment in the Fund is not an investment in the Index, and there can be no assurance that the performance of the Fund will directly track the performance of the Index.

                  The Index currently has 40 constituents, divided into three sub-indices: S&P Arbitrage Index, S&P Event-Driven Index and S&P Directional/Tactical Index. These sub-indices represent a total of nine specific investment strategies. The strategies are equally weighted to ensure well-rounded representation of hedge fund investment approaches and to avoid overrepresentation of currently popular strategies. The three sub-indices currently comprising the Index are described below. S&P may add additional, or subtract, strategies in the future, at its election.

                  EVENT DRIVEN strategies seek to earn excess returns through the purchase and sale of securities based on anticipated outcomes of company specific or transaction specific situations. Portfolio Managers employing these strategies try to exploit profitable opportunities based on a particular event, such as an anticipated merger or pending bankruptcy. There generally are no limits on the amount of leverage a Portfolio Manager may employ in pursuing these strategies. These strategies include:

                  (1) MERGER ARBITRAGE. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger or similar corporate reorganization events. These Portfolio Managers tend to utilize fundamental analysis to identify mergers with a higher probability of closing. They generally engage in short selling to lock in the price differential of stock for stock mergers. They may also use options hedging and other techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and likely candidates for future mergers or reorganizations.

                  (2) DISTRESSED SECURITIES. Portfolio Managers employing this strategy generally invest in securities of financially troubled companies (I.E., companies involved in bankruptcies, exchange offers, workouts, financial reorganizations and other special credit event related situations). These Portfolio Managers may seek to identify distressed securities in general or focus on one particular segment of the market (I.E., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Portfolio Managers may take an active role and seek representation in management, on the board of directors and on credit committees. They may invest in marketable and non-marketable securities including, without limitation any type of debt, preferred or common stock, warrants, options, and hybrid instruments. Many of these securities may be restricted and may not be readily tradable. When securities are illiquid, price discovery may be severely limited. Due to this limitation, a Portfolio Manager's ability to monitor performance is significantly reduced. Certain Portfolio Managers investing in distressed securities may use leverage.

                  (3) SPECIAL SITUATIONS. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in the company's strategy or product mix. These include but are not limited to spin-offs, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. Portfolio Managers who pursue special situation strategies may use options hedging and other arbitrage techniques in seeking to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed by a Portfolio Manager to be undervalued and likely candidates for future reorganization. Some Portfolio Managers employing this investment strategy may utilize leverage.

                  DIRECTIONAL OR TACTICAL trading strategies involve speculating on the direction of currency, commodity, equity and bond markets. These strategies can be model based (I.E., the Portfolio Manager relies heavily on computer-based models that generate buy or sell signals based on various economic and market inputs) or subjective (I.E., the Portfolio Manager relies heavily on its discretionary judgment resulting from a fundamental analysis of various economic indicators). There generally are no limits on the amount of leverage a Portfolio Manager employing these strategies may use. Within this strategy, there are three main categories:

                  (1) MACRO. Portfolio Managers employing this strategy take long and short positions in the world's major capital and derivative markets. The positions taken by these Portfolio Managers reflect their views in the overall market direction, as influenced by major economic trends and events. These Portfolio Managers often use a high degree of leverage.

                  (2) LONG/SHORT EQUITY. Portfolio Managers pursuing this strategy employ stock-specific investment strategies that have net exposure to the equity market. Net exposure is defined as the excess of the long market exposure less the short market exposure. Strategies typically used by an equity hedge manager include long/short equity and short equity. Long/short equity focuses on fundamental stock selection, both long and short, generally with a long market bias. This strategy is designed to deliver equity-like returns that are derived from the Portfolio Manager's fundamental stock selection and the portfolio's exposure to the market. Portfolio Managers employing this investment strategy may use leverage.

                  (3) MANAGED FUTURES. Portfolio Managers employing this strategy trade in listed financial and commodity markets around the world. Portfolio Managers that follow a systematic approach tend to take positions based primarily on price and market specific information. Portfolio Managers that follow a discretionary approach analyze price and market specific information as well as broader economic and political fundamentals in taking positions. Both systematic and discretionary approaches rely heavily on computer-generated models to identify trades, determine size of positions and precisely time trades. It is expected that the Portfolio Managers represented in the Index will follow systematic trading approaches. Most of these Portfolio Managers are regulated by the CFTC and National Futures Association.

                  ARBITRAGE strategies attempt to profit from pricing inefficiencies in various markets, including stocks and bonds, of U.S. and foreign issuers. Portfolio Managers that pursue these strategies seek to generate investment returns while minimizing directional market risk. They attempt to neutralize long and short exposures to minimize the impact of general market movements, generally, by entering into two simultaneous transactions: the purchase of an undervalued security, and the selling short of an overvalued security. Therefore, profitability should not be dependent upon the general rise in price of the securities markets or of specific securities, but, instead, should depend on the change in the relationship of the two securities. Generally, there are no limits on the amount of leverage Portfolio Managers may use in pursuing these investment strategies.

                  Arbitrage strategies are generally very complex and involve instruments that have inherent relationships with one another. The types of instruments traded vary considerably depending on the Portfolio Manager's arbitrage strategy. Because these strategies attempt to capture relatively small mispricings between two related securities, Portfolio Managers using these strategies typically use moderate to substantial leverage to produce attractive rates of return. Computer models and mathematical calculations may be used to identify trading opportunities. Within this strategy, there are three main categories:

                  (1) EQUITY MARKET NEUTRAL. Portfolio Managers employing this strategy attempt to construct portfolios that will generate attractive returns through the development and implementation of sophisticated quantitative and qualitative trading models. Most of these models dictate the purchase of stocks that are expected to perform relatively better than the broader market while, at the same time, selling short those stocks expected to perform relatively worse. These Portfolio Managers operate from the premise that they can forecast the relative performance of specific stocks better than that of the market as a whole, thereby decreasing systemic risk in favor of stock specific risk. They also attempt to further control risk by keeping market exposure to a minimum, exhibiting only a slight directional bias (20% on average, over time). Generally, these Portfolio Managers seek to invest in or sell short larger, more liquid stocks. A market neutral Portfolio Manager's returns are generated by having the ability to pick stocks within and across a broad range of industry sectors, irrespective of the movements of the broader market. Very often a Portfolio Fund will be comprised of long positions in the strongest companies within a given industry sector and short positions in those sectors showing signs of weakness.

                  (2) CONVERTIBLE ARBITRAGE. Portfolio Managers employing this strategy may purchase a bond of a company that is convertible (either currently or at some future date) into the company's equity. These Portfolio Managers will hedge the equity exposure of the position by selling short the equity securities of the company or another related security in a ratio they believe appropriate. In addition, they may hedge the debt exposure of the position by creating a short position in a related fixed-income security. These Portfolio Managers use a combination of fundamental, empirical and quantitative valuation techniques to identify attractive convertible bonds, and typically utilize leverage.

                  (3) FIXED-INCOME ARBITRAGE. Portfolio Managers employing this strategy may invest or trade in a variety of fixed-income securities across several markets. They may look to capture changes in the shape of the yield curve (I.E., the spread or difference in yield between different maturities of debt of an issuer). Portfolio Managers may also employ strategies to capture expected changes in credit spreads, such as the difference between the yield on a specific company's debt and the yield on U.S. Treasury securities (E.G., sell a company's bond and buy a Treasury security), or credit spreads within a specific company's capital structure (E.G., buy a company's senior debt and sell short its subordinated debt or equity). They may also focus on mortgage and mortgage-related securities. These Portfolio Managers tend to utilize significant amounts of leverage, take both long and short positions and employ options, futures and other derivatives.

                  The performance of the Index reflects the investment returns of accounts managed by hedge fund managers selected by S&P. These accounts are separate entities from other funds managed by the included managers. The strategies comprising the Index are equally weighted, although the number of Portfolio Managers employing each strategy may vary. Performance of the accounts included in the Index is computed net of all fees and expenses of the accounts, including management and administrative fees and performance-based incentive compensation payable to the managers of those accounts.

                  S&P has absolute discretion to modify any and all constituents of the Index. Because the Index is intended to be a benchmark and is not managed by S&P to achieve superior investment returns, poor investment performance by a particular hedge fund manager in and of itself would not result in elimination of that manager from the Index.

                  The Index generally is rebalanced annually, but may be rebalanced more often as managers are added or removed. Additions to, or deletions from, the Index are determined by S&P and incorporated into the Index after the finalization process (typically several weeks after the end of the month in which the change is made) (each, a "Rebalancing Period"). Additions and deletions are expected to be announced at least one month prior to the start of each Rebalancing Period. Managers may be added or removed from the Index at the sole discretion of S&P and S&P retains the right to remove a manager between Rebalancing Periods if deemed necessary to address what it determines are extraordinary circumstances. Changes made in the composition of the Index will be publicly announced by S&P, and the Fund will not have advance access to such announcements. S&P reserves the right to restate past results of the Index should it be deemed necessary.

                  The Index is intended to provide a benchmark which, in the opinion of S&P, is broadly reflective of hedge fund investment strategies. The criteria established by S&P are designed to screen out hedge fund managers who do not conform to their intended strategies, have untested strategies, have unsatisfactory operational or compliance issues, or do not meet the other criteria established by S&P. It is important to note that S&P's decision to include a particular hedge fund manager as one of the constituents of the Index does not reflect an endorsement by S&P or anyone else as to the merits of that hedge fund manager.

                  The Fund is not sponsored, endorsed, sold or promoted by S&P, which is a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track the performance of hedge funds. S&P's only relationship to Rydex is the licensing of certain trademarks and trade names of S&P and of the Index, which is determined, composed and calculated by S&P without regard to Rydex or the Fund. S&P has no obligation to take the needs of Rydex or the shareholders of the Fund into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination of the timing of issuance of shares of the Fund, the prices at which shares of the Fund are issued or the quantities of shares of the Fund to be issued or in the determination or calculation of the net asset value of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

                  S&P does not guarantee the accuracy or the completeness of the Index or any data included therein and S&P has no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Rydex, the Fund, investors in the Fund or any other person or entity form the use of the Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

                  Appendix B contains past performance and statistical information regarding the Index. S&P commenced calculation of the Index on October 1, 2002. THIS PERFORMANCE AND STATISTICAL INFORMATION DOES NOT REPRESENT THE INVESTMENT PERFORMANCE OF THE FUND. The information is provided to illustrate the combined historic investment results obtained by the constituents of the Index and should not be viewed as indicative of the future investment performance of the Index or the Fund. Prospective investors should carefully read the notes accompanying the investment performance charts in Appendix B. PAST PERFORMANCE OF THE INDEX OR ITS CONSTITUENTS DOES NOT GUARANTEE FUTURE RESULTS OF THE INDEX OR THE FUND.


BORROWING; USE OF LEVERAGE

                  The Fund is authorized to borrow money for investment purposes (including to facilitate its ability to track the Index), to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money for similar purposes. The use of borrowings for investment purposes is known as "leverage" and involves a high degree of risk. The investment programs of certain Portfolio Managers may make extensive use of leverage. See "Risk Factors--Leverage; Borrowing."

                  The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the "Asset Coverage Requirement"). This means that the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits do not apply to the Portfolio Funds and, therefore, the Fund's portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Managers. The determination of compliance with the Asset Coverage Requirement as applicable to the Fund will take into account any borrowings by Portfolio Accounts, as well as to other transactions by Portfolio Accounts that can be deemed to result in the creation of "senior securities." Generally, in conjunction with investment positions of the Fund and Portfolio Accounts that are deemed to constitute senior securities, the Fund must: (i) observe the Asset Coverage Requirement; (ii) maintain daily a segregated account in cash or liquid securities at such a level that the amount segregated plus any amounts pledged to a broker as collateral will equal the current value of the position; or (iii) otherwise cover the investment position with offsetting portfolio securities. Segregation of assets or covering investment positions with offsetting portfolio securities may limit a Portfolio Account's ability to otherwise invest those assets or dispose of those securities. See "Risk Factors--Leverage; Interest Rates; Margin."

SHORT SELLING

                  Portfolio Funds and Portfolio Accounts may sell securities short. To effect a short sale, a Portfolio Fund or Portfolio Account borrows the security being sold short from a brokerage firm, or other permissible financial intermediary, and makes delivery of that security to the buyer. The Portfolio Fund or Portfolio Account then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. The price of the security at that time may be more or less than the price at which the security was sold short by the Portfolio Fund or Portfolio Account, which would result in a loss or gain, respectively. The use of short sales is a speculative practice and involves significant risks. See "Risk Factors--Short Selling."

DERIVATIVES

                  Portfolio Funds and Portfolio Accounts may use financial instruments, known as derivatives, for purposes of hedging portfolio risk and for non-hedging purposes. Examples of derivatives include stock options, index options, shares of ETFs, swaps, futures contracts, forward contracts and options on futures. In addition, the Fund may use Index Derivatives to facilitate tracking the performance of the Index or specified components of the Index. These financial instruments will generally be structured as swaps, options or notes.

                  Transactions in derivatives may be more efficient and less costly than entering into the actual individual long and short positions. Portfolio Funds and Portfolio Accounts are authorized to use any combination of derivatives in a variety of ways in pursuing their investment objectives. From time to time, new derivatives instruments are developed and offered in the marketplace. Portfolio Funds and Portfolio Accounts are authorized to utilize any such new instruments in pursuing their investment objectives. Transactions in derivatives, including Index Derivatives, involve risks. See "Risk Factors--Derivatives."

                  The Fund intends to conduct its operations so that it is excluded from the definition of the term commodity pool operator under rules of the CFTC. In this regard, the Fund must limit its transactions, for other than bona fide hedging purposes (as defined in CFTC Rule 1.3(z)), to either:

         (i) its pro rata share of the sum of the amount of initial margin deposits on futures contracts entered into by Portfolio Funds and Portfolio Accounts and premiums paid for unexpired options with respect to such contracts so that it does not exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation); or

         (ii) the aggregate "notional value" (I.E., the size of the contract, in contract units, times the current market price (futures position) or strike price (options position) of each such unit) of the contracts, so that it does not exceed the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on such contracts and options.

The Fund monitors the use of futures and related options by Portfolio Funds and Portfolio Accounts to help assure compliance with this limitation. If applicable CFTC rules change, the percentage limitations described above may change or different conditions may be applied to the Fund's use of futures.

SHORT-TERM AND DEFENSIVE INVESTMENTS

                  The Fund invests its cash reserves in high quality short-term investments. These investments may include money market instruments and other short-term debt obligations, shares of money market mutual funds, and repurchase agreements with banks, brokers and dealers.

During  periods  of  adverse  market  or  economic  conditions,   the  Fund  may
temporarily invest all or a significant portion of its assets in these securities or hold cash. This could prevent the Fund from achieving its investment objective. Repurchase agreements involve certain risks that are described in the SAI.

                             MANAGEMENT OF THE FUND

GENERAL

                  The Fund's Board provides broad oversight over the operations and affairs of the Fund. A majority of the Board is comprised of Independent Trustees.

                  Rydex Capital Partners I, LLC ("Rydex") serves as the Fund's investment adviser. Rydex is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. Its address is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The managing member of Rydex is Rydex Partners I, LLC, a Delaware limited liability company which in turn is wholly owned by PADCO Advisors II, Inc., a Maryland corporation that is a registered investment adviser and is controlled by Albert P. Viragh, Jr. Mr. Viragh also controls Rydex Distributors, Inc. (the "Distributor"), the distributor of the Fund's shares.

                  Rydex is affiliated with PADCO Advisors, Inc. and PADCO Advisors II, Inc., which conduct their businesses under the name Rydex Global Advisors. Rydex Global Advisors is one of the fastest growing mutual fund advisory organizations in the United States(3) and the sponsor of an innovative mutual fund family with 35 flexible investment products designed for a variety of market conditions. Directly and through its affiliates, Rydex Global Advisors managed over $6 billion in assets as of March 31, 2003, across its mutual fund, variable annuity and sub-advisory businesses.

                  Pursuant to an investment advisory agreement with the Fund (the "Investment Advisory Agreement"), Rydex is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day investment management services to the Fund.

                  In consideration for the investment advisory services provided by Rydex, the Fund pays Rydex a fee (the "Advisory Fee") computed and paid monthly in advance at the annual rate of 1.75% of the value of the Fund's net assets, determined as of the beginning of each month. The Advisory Fee is in addition to the fees and expenses borne by the Fund as an investor in Portfolio Funds. A pro rata refund of a portion of the Advisory Fee will be made to the Fund in the event that the Investment Advisory Agreement is terminated at any time other than the end of a month.

                  Rydex has entered into a licensing agreement with PlusFunds to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from PlusFunds to facilitate the


------------------------
(3) Source: Strategic Insight, 3/31/02, based on year-to-date net inflows.

operations of the Fund. Fees payable to PlusFunds under this agreement are paid by Rydex and not by the Fund.

PORTFOLIO MANAGEMENT TEAM

                  A team of investment professionals at Rydex is responsible for the day-to-day management of the Fund's portfolio. This team is supervised by Michael P. Byrum, CFA.


                  MICHAEL P. BYRUM, CFA, has served as President of Rydex Capital Partners I, LLC and as Chief Investment Officer of Rydex Global Advisors since 2000. He has been associated with Rydex and its affiliates since 1993 and during this time, has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S.
Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Global Advisors in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.


ADMINISTRATIVE SERVICES

                  Under the terms of an Administration Agreement with the Fund, Rydex provides certain administrative services to the Fund, including, among others: fund accounting; providing office space and other support services and personnel as necessary to provide such services to the Fund; supervising the entities retained by the Fund to provide accounting services, investor services and custody services; preparing or assisting in the preparation of various reports, communications and regulatory filings of the Fund; assisting in the review of investor applications; monitoring the Fund's compliance with Federal and state regulatory requirements; coordinating and organizing meetings of the Board and meetings of shareholders; and maintaining and preserving certain books and records of the Fund. In consideration for these services, the Fund pays Rydex a fee computed and paid monthly in advance at the annual rate of 0.20% of the value of the Fund's net assets, determined as of the beginning of each month (the "Administration Fee"). Rydex has, at its own expense, retained Forum Administrative Services, LLC and Forum Accounting Services, LLC to provide certain of these services.

TRANSFER AGENT SERVICES

                  Forum Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer agent.

CUSTODIAN

                  Forum Trust, LLC (the "Custodian") serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and foreign subcustodians and securities depositories) approved by the Board. The principal business address of the Custodian is Two Portland Square, Portland, Maine 04101.

FUND EXPENSES

                  The Fund bears various expenses associated with its operations, including, but not limited to: the Advisory Fee, the Administration Fee; any taxes; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by Portfolio Managers and Portfolio Funds, and costs associated with organizing and operating Portfolio Accounts); fees and expenses for transfer agent and custody services; the fees and expenses of the Fund's independent auditors and legal counsel; costs associated with the registration of the Fund, including the costs of compliance with Federal and state laws; costs and expenses of holding meetings of the Board and meetings of shareholders, including costs associated with preparation and dissemination of proxy materials; the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund or the Board; and such other expenses as may be approved by the Board.

                  The Fund will indirectly bear additional fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees varies among Portfolio Managers, but the management fees are generally expected to be between 1%-2.5%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance fee or allocation would generally be payable to the Portfolio Manager. In such cases, the fees and allocations may differ from, and could be higher than, those described above. Any such arrangements will be subject to the approval of the Board and shareholders of the Fund.

                  Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with the approval of the Board. Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fees the Fund receives. To the extent not borne by Rydex as a result of the Expense Limitation, the Fund will bear organizational expenses, which are estimated at $36,500. The Fund will also bear initial and ongoing offering expenses, not to exceed $262,000, in connection with the initial offering of shares.

                             INVESTOR QUALIFICATIONS

                  Shares are being offered only to "Eligible Investors." The term "Eligible Investor" includes, among others, an individual who: (i) has a net worth (or joint net worth with the investor's spouse) in excess of $1 million; (ii) had income in excess of $200,000 (or joint income with the investor's spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year; or (iii) has an account managed by an investment adviser registered under the Advisers Act and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account. Other categories of Eligible Investors applicable to companies and other investors are set forth in the investor certification that must be signed by (or on behalf of) each investor in order to invest in the Fund, a form of which appears as Appendix A to this Prospectus. Existing shareholders who purchase additional shares will be required to meet the Fund's eligibility requirements at the time of the additional purchase.

                  Before an investor may invest in the Fund, the prospective investor or such prospective investor's broker, dealer or other financial intermediary will be required to certify that the investor meets the foregoing investor qualification requirements. (A form of certification that investors will be asked to sign is contained in Appendix A of this prospectus.) If an investor's certification is not received on or before the date shares are to be issued, the investor's order will not be accepted.

                                REPURCHASE OFFERS

NO RIGHT OF REDEMPTION

                  No shareholder or other person holding shares of the Fund acquired from a shareholder will have the right to require the Fund to redeem those shares or any portion thereof. There is no public market for shares, and none is expected to develop. Liquidity will be provided to shareholders only through limited repurchase offers that will be made by the Fund from time to time, and shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund, as described below. An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

REPURCHASE OFFERS

                  The Fund from time to time will offer to repurchase its outstanding shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding shares. A repurchase fee equal to 1.0% of the value of shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of repurchase is less than one year following the date of the investor's purchase of the shares (for this purpose, the first shares purchased by an investor will be deemed to be the first shares sold by the investor (i.e., the identity of the shares sold will be determined on a first-in, first-out basis)). The repurchase fee is payable to the Fund and, if applicable, deducted before payment of the proceeds of the repurchase to the shareholder.

                  In determining whether and when the Fund should repurchase shares, the Board will consider various factors, including the recommendations of Rydex. Rydex expects that it will recommend to the Board that the Fund offer to repurchase shares as of June 30, 2004, and thereafter, four times each year, as of the last business day of March, June, September and December. The Fund's Declaration of Trust provides that the Fund will be dissolved if the shares of any investor that has submitted a written request for repurchase of its shares have not been repurchased by the Fund within a period of two years after the investor's request; provided, however, that dissolution will not be required if the Fund is unable to repurchase an investor's shares as a result of regulatory restrictions. The Board also will consider the following factors, among others, in making its determination:

                    o whether any shareholders have requested the repurchase of shares by the Fund;

                    o    the liquidity of the Fund's assets;

                    o the investment plans and working capital requirements of the Fund;

                    o the relative economies of scale with respect to the size of the Fund;

                    o    the history of the Fund in repurchasing shares;

                    o    the economic condition of the securities markets; and

                    o    the  anticipated  tax   consequences  of  any  proposed
                         repurchases of shares.

                  The Board will determine that the Fund repurchase shares from investors only on terms the Board determines to be fair to the Fund and its shareholders. When the Board determines that the Fund will make a repurchase offer, notice of that offer will be provided to each shareholder describing the terms of the offer, and containing information that shareholders should consider in deciding whether to tender their shares for repurchase. Shareholders who are deciding whether to tender their shares during the period that a repurchase offer is open may obtain information regarding the estimated net asset value of their shares from the Transfer Agent during the period the offer remains open.

                  Under normal conditions, the Fund intends to repurchase its shares for cash. However, the Fund reserves the right to pay for all or a portion of its repurchased shares with an in-kind distribution of portfolio securities. The Fund does not expect to distribute securities in-kind except in unusual circumstances, such as in the unlikely event that the Fund does not have sufficient cash to pay for shares that are repurchased or if making a cash payment would result in a material adverse effect on the Fund or its shareholders not tendering shares for repurchase. See "Risk Factors-Limited Liquidity; In-kind Distributions."

                  In addition, the repurchase of shares by the Fund will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes" and also "Tax Aspects" in the SAI.

REPURCHASE PROCEDURES

                  Due to liquidity restraints associated with the Fund's investments in Portfolio Funds and the fact that the Fund may have to effect withdrawals from those funds to pay for shares being repurchased, it is presently expected that, under the procedures applicable to repurchase offers: shares will be valued for purposes of determining their repurchase price as of a date approximately 65 days after the date by which shareholders must submit a repurchase request (the "Net Asset Value Determination Date"); the Fund will generally pay 90% of the net asset value of the shares repurchased within approximately 25 days after the Net Asset Value Determination Date; and the balance due will be paid within approximately 35 days after the Net Asset Value Determination Date. The amount that an investor may expect to receive on the repurchase of shares will be the net asset value of the shares being repurchased determined as of the Net Asset Value Determination Date, less the repurchase fee, if applicable. Payments made in connection with repurchases of shares will not be subject to adjustment after payment is made for repurchased shares. See "RISK
FACTORS-SPECIAL  RISKS  OF  MULTI-MANAGER  STRUCTURE-CALCULATION  OF  NET  ASSET
VALUE."


                  Under these procedures, investors will have to decide whether to tender their shares for repurchase without the benefit of having current information regarding value of shares as of a date proximate to the Net Asset Value Determination Date. The value of shares will change between the date by which an investor must decide whether to tender its shares for repurchase and the Net Asset Value Determination Date. In addition, there will be a substantial period of time between the date as of which shareholders must tender their shares and the date they can expect to receive payment for those shares from the Fund. However, promptly after the expiration of a repurchase offer, shareholders whose shares are accepted by the Fund for repurchase will be given non-interest bearing, non-transferable promissory notes by the Fund representing the Fund's obligation to pay for repurchased shares. Payments for repurchased shares may be delayed under circumstances where the Fund has determined to redeem its interests in Portfolio Funds to make such payments, but has experienced delays in receiving payments from the Portfolio Funds. The method by which the Fund calculates its net asset value per share is discussed below under the caption "Calculation of Net Asset Value."


                  A shareholder who tenders for repurchase only a portion of its shares will be required to maintain a minimum balance of $15,000 of shares, as of the net asset value determination date. The Fund has the right to reduce the amount of shares tendered for repurchase by a shareholder so that the required minimum balance is maintained. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder.

                  Repurchases of shares by the Fund are subject to certain regulatory requirements imposed by SEC rules. The procedures applicable to repurchases of shares as described above may be amended by the Board in order to comply with any regulatory requirements applicable to such repurchase procedures.

                  The Fund may cancel an offer to repurchase shares (an "Offer"), amend the Offer or postpone the acceptance of tenders made pursuant to the Offer if: (a) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund's investment objective and policies in order to purchase shares tendered pursuant to the Offer; (b) there is, in the judgment of the Board, any (i) legal action or proceeding instituted or threatened challenging the Offer or otherwise materially adversely affecting the Fund, (ii) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States or the States of Maryland or Maine that is material to the Fund, (iii) limitation imposed by federal or state authorities on the extension of credit by lending institutions, (iv) suspension of trading on any organized exchange or
over-the-counter   market  where  the  Fund  has
a material investment, (v) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States that is material to the Fund, (vi) material decrease in the net asset value of the Fund from the net asset value of the Fund as of commencement of the Offer, or (vii) other event or condition that would have a material adverse effect on the Fund or its investors if shares tendered pursuant to the Offer were purchased; or (c) the Board determines that it is not in the best interest of the Fund to purchase shares pursuant to the Offer. However, there can be no assurance that the Fund will exercise its right to extend, amend or cancel the Offer or to postpone acceptance of tenders pursuant to the Offer.


                  The Fund is permitted to borrow money to meet repurchase requests. Borrowing by the Fund involves certain risks for shareholders. See "Risk Factors--Leverage; Interest Rates; Margin."

MANDATORY REDEMPTION BY THE FUND

                  The Fund may redeem the shares of any shareholder or any person acquiring shares of the Fund from or through a shareholder under certain circumstances, including if: ownership of the shares by the shareholder or other person will cause the Fund to be in violation of certain laws; continued
ownership of the shares may adversely affect the Fund; any of the representations and warranties made by a shareholder in connection with the acquisition of the shares was not true when made or has ceased to be true; or it would be in the best interests of the Fund to repurchase the shares or a portion thereof.

                         CALCULATION OF NET ASSET VALUE

                  The Fund currently computes its net asset value monthly as of the close of regular trading (generally 4:00 p.m. New York time) on the last day of the month that the New York Stock Exchange is open for business. The Fund may determine to compute its net asset value more frequently than monthly. Securities owned by the Fund and for which market quotations are available will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

                  The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of these investments ordinarily will be the value determined as of the end of the day of such valuation by the Portfolio Funds or their agents in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in Portfolio Funds reported as "estimated" or "final" values (using the nomenclature of the hedge fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available, or the fair value of such securities as of the Fund's valuation date.

                  Before investing in any Portfolio Fund, Rydex will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that Rydex reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that Rydex will periodically review the valuations of interests in Portfolio Funds provided to the Fund, neither Rydex nor the Board will be able to confirm independently the accuracy of valuations of such interests provided by Portfolio Funds (which are unaudited, except for valuations as of the Portfolio Funds' fiscal year ends).

                  The Fund's valuation procedures require Rydex to consider all relevant information available at the time the Fund values its assets. Rydex or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund does not represent the fair value of the Fund's interests in the Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

                  The valuations reported by Portfolio Funds, based upon which the Fund calculates its net asset value, may be subject to later adjustment based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by the independent auditors of the Portfolio Funds and may be revised as a result of such audits. Other adjustments may occur from time to time. The Fund will adjust the number of Fund shares issued to or repurchased from any particular shareholder in the event that a more accurate valuation becomes available prior to the end of the month in which the shares are issued or repurchased by the Fund. A previously determined net asset value per share of the Fund will not be modified as a result of adjustments made after that date. See " RISK FACTORS-SPECIAL RISKS OF MULTI-MANAGER STRUCTURE-CALCULATION OF NET ASSET VALUE "

                  Expenses  of  the  Fund,   including  the  Advisory  Fee,  the
Administration Fee and the costs of any borrowings, are accrued and taken into account in determining net asset value.

                  The Fund's net asset value per share is computed by subtracting the Fund's liabilities from the value of its assets and then dividing the result by the number of shares of the Fund then outstanding. Net asset value per share will be rounded up or down to the nearest cent.

                              DESCRIPTION OF SHARES

                  The Fund is a Delaware statutory trust that was organized on December 4, 2002. It may issue an unlimited number of shares of beneficial interest with a $0.01 par value. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the Fund and, on liquidation, to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share. Shares are not available in certificated form.

                  The Board, in its absolute discretion, may prescribe such bases and times for declaring and paying dividends and other distributions on shares, as it may deem necessary or desirable. No shareholder or other person holding shares acquired from a shareholder will have the right to require the Fund to redeem those shares or any portion thereof.

                  Shares do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. In general, any action requiring a vote of the shareholders of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the shares voted. Any change in the Fund's fundamental policies may also be authorized by the vote of the holders of "a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the Investment Company Act. The Declaration of Trust requires the affirmative vote of the holders of a majority of the outstanding shares to authorize a merger or consolidation of the Fund or certain sales of all or substantially all of the Fund's assets, except that if a majority of the Board approves such merger, consolidation or sale, the approval of a majority of shares present (in person or by proxy) at the shareholders' meeting shall be sufficient. The Declaration of Trust also requires the affirmative vote or consent of the holders of sixty-seven percent (67%) of outstanding shares to convert the Fund from a closed-end to an open-end company, except that if a majority of the Board approves such conversion, the approval of a majority of the Fund's outstanding shares shall be sufficient.

                  Meetings of shareholders to consider any matter as to which a vote of shareholders is required by the Investment Company Act or is permitted to be requested by shareholders pursuant to the Investment Company Act and as to which the Board has not called a meeting of shareholders shall be called by the secretary upon the written request of the holders of shares entitled to cast not less than ten percent (10%) of all the votes then entitled to be cast on such matter at a meeting of shareholders. Such request shall state the purpose or purposes of such meeting and the matters proposed to be acted on thereat. Only the Board may amend the bylaws. Some of the foregoing could have the effect of delaying, deferring or preventing changes in control of the Fund.

                  Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event, the holders of the remaining shares so voting will not be able to elect any Trustees.

                  The Fund may be terminated at any time by vote of the holders of a majority of the outstanding shares of the Fund entitled to vote or by the Trustees. Upon termination of the Fund, after paying or providing for all obligations of the Fund, the Fund shall, in accordance with such procedures as the Board considers appropriate, reduce the remaining assets held to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds held ratably according to the number of shares held by shareholders on the date of termination.

                  Under the  Declaration  of Trust,  each  Trustee  shall  serve during the continued lifetime of the Fund until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his/her successor. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the Investment Company Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Declaration of Trust or the Investment Company Act.

                  Subject to obtaining such exemptions from the Investment Company Act as may be necessary, the Fund may in the future issue additional classes of shares having fees, charges, repurchase rights and other characteristics that differ from those of the shares being offered by means of this Prospectus.

                                      TAXES

                  This summary of certain aspects of the Federal income tax treatment of the Fund and its shareholders is based upon the Code, judicial decisions, Treasury Regulations and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws. The Fund's investment strategies may be employed without regard to the tax consequences of the Fund's transactions on the Fund's shareholders.

                  TAXATION OF THE FUND. The Fund intends to qualify to be treated as a regulated investment company under Subchapter M of the Code. While so qualified, the Fund will not be required to pay Federal income tax on that portion of its investment company taxable income and net capital gains it distributes to shareholders. The Fund intends to distribute substantially all of such income and gains to its shareholders each year and intends to distribute its income and gains in such a way that it will not be subject to the 4% Federal excise tax on certain undistributed amounts.

                  Certain investments will cause the Fund to recognize taxable income in a year prior to the receipt by the Fund of a distribution, if any, from such investments relating to such income. The Fund nevertheless is required to make a taxable distribution to its shareholders with respect to such "phantom income" in the year of recognition and may need to borrow for that purpose.


                  TAXATION OF SHAREHOLDERS. Most shareholders normally will have to pay Federal income tax and any state or local taxes on the dividends and distributions they receive from the Fund whether dividends and distributions are paid in cash or reinvested in additional shares. The tax status of any dividend or distribution is the same regardless of how long a shareholder has been an investor in the Fund except with respect to certain "Qualified Dividends" designated by the Fund. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% corporate dividends-received deduction. Following the end of each calendar year, every shareholder will be sent tax information regarding the distributions made to such shareholder during the calendar year.


                  Distributions paid in January but declared by the Fund in October, November or December of the previous year are taxable to a shareholder in the previous year. A shareholder who sells shares in the Fund will generally recognize capital gains or losses, which will be long-term or short-term depending on the shareholder's holding period for the shares being sold.

                  The Fund's transactions in options, short sales, futures and forward contracts are subject to special tax rules. These rules and rules applicable to wash sales, straddle transactions and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

                  The Fund is required by Federal law to withhold 28% of reportable payments (which may include dividends, capital gain distributions and redemptions) made to certain shareholders. In order to avoid this backup withholding requirement, a shareholder must complete a Form W-9, Form W-8BEN or other applicable form.

                  There is no other tax withholding requirement with respect to a shareholder who is not a U.S. person within the meaning of the Code ("Non-U.S. Person") on the portion of the Fund's distributions that consist of long term capital gains realized by the Fund. However, the remaining distributions to Non-U.S. Persons are generally subject to a 30% withholding tax, unless reduced or eliminated by treaty. Other rules may apply to Non-U.S. Persons whose income from the Fund is effectively connected with the conduct of a U.S. trade or business by such Non-U.S. Person; such investors should consult with their own advisers regarding those rules.

                  A more detailed discussion of the tax considerations related to an investment in the Fund is contained in the Statement of Additional Information. Each shareholder should consult its own tax adviser as to the tax consequences of investing in the Fund, including the application of state and local taxes which may be different from the Federal income tax consequences described above.

                           DISTRIBUTION ARRANGEMENTS

GENERAL

                  The Distributor, Rydex Distributors, Inc., acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of a Distribution Agreement entered into with the Fund. Shares are being offered for sale by the Distributor and through brokers or dealers that have entered into selling agreements with the Distributor ("Selling Agents"). The Fund is not obligated to sell to a broker or dealer any shares that have not been placed with investors that meet all applicable requirements to invest in the Fund. The Distributor maintains its principal office at 9601 Blackwell Road, Suite 500, Rockville Maryland 20850, and is an affiliate of Rydex.

                  The Fund is offering 4,000,000 shares at a price of $100 per share for sale in an initial offering. The Distributor may accept orders for any lesser amount. The Distributor expects to deliver shares purchased in the initial offering on or about [June 1], 2003, or such earlier or later date as the Distributor may determine. Subsequent to the initial offering, shares will be offered and may be purchased on a monthly basis (or at such other times as may be determined by the Board) at a price equal to their then-current net asset value.

                  Neither the Distributor nor any selling Agent is obligated to buy any shares from the Fund. There is no minimum aggregate amount of shares required to be purchased in the initial offering. The Distributor does not intend to make a market in shares. The Fund has agreed to indemnify the Distributor and its affiliates and certain other persons against certain liabilities under the Securities Act of 1933, as amended.

                  Rydex (or one of its affiliates) may pay from its own resources compensation to Selling Agents of up to 1.0% of the value of shares sold by them. The maximum underwriting compensation to be paid to underwriters and related persons in connection with the initial offering of shares will not exceed 8.0% of the initial gross proceeds of shares sold. These payments will not be an obligation of the Fund or of investors.

PURCHASE TERMS

                  Shares are being offered only to investors that meet all requirements to invest in the Fund. The minimum initial investment in the Fund by an investor is $25,000 (or 250 shares in the initial offering). Subsequent investments must be at least $5,000. The Board may waive or reduce the required minimum initial and additional investment in the Fund with respect to investors that are affiliates, employees, officers or members of Rydex or any of its affiliates. These minimums may be modified by the Fund from time to time. The Fund reserves the right to reject any order for the purchase of shares and may, in its sole discretion, suspend the offering of shares at any time.

                  Investor funds will not be accepted until the registration statement to which this prospectus relates is declared effective. All investor funds to purchase shares in the initial offering, and to purchase shares in subsequent offerings (which are expected to be made monthly), will be deposited in a non-interest bearing escrow account maintained by [________________], as escrow agent, for the benefit of the investors, pending acceptance or rejection of the purchase order. If an investor's purchase order is rejected, the escrowed funds will promptly be returned to the investor. Subsequent to the initial offering, shares will be offered and may be purchased on a monthly basis (or at such other times as may be determined by the Board) at a price equal to their then-current net asset value. The full amount of an investment must be received by the Distributor not later than fourteen calendar days prior to the beginning of a month if payment is made by check or five business days prior to the beginning of a month if payment is sent by wire.

                  Before an investor may invest in the Fund, the prospective investor or such prospective investor's broker, dealer or other financial intermediary will be required to certify that the investor meets the foregoing investor qualification requirements. (A form of certification that investors will be asked to sign is contained in Appendix A of this prospectus.) If an investor's certification is not received on or before the date shares are to be issued, the investor's order will not be accepted.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

                  The Fund pays dividends to shareholders at least annually in aggregate amounts representing substantially all of the Fund's net investment income (including realized short-term gains), if any, earned during the year. The Fund's long-term capital gains, if any, are also distributed annually. Dividends will vary in amount depending on investment income received.

                  In addition, depending on the performance of the Fund's investments, the related growth of the Fund's net assets, and the availability of attractive investment opportunities, the Fund may from time to time make a distribution that constitutes a return of capital for federal income tax purposes. For additional information, see "Taxes" in the Statement of Additional Information.

                  The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive.

AUTOMATIC REINVESTMENT PLAN

                  All dividends and other distributions are reinvested in additional shares of the Fund unless a shareholder elects to receive payment in cash. The tax status of any dividend or other distribution is the same regardless of whether or not the dividend or distribution is reinvested or taken as cash. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.

                  Shares issued in connection with reinvestments will be issued at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. Shareholders are free to change their election at any time by contacting the Distributor. Your request must be received by the Fund before the applicable record date to be effective for that dividend or capital gain distribution.

                  Although shareholders receive no cash when distributions are reinvested, ordinary income and capital gains are still realized for federal income tax purposes. Distributions may also be subject to state and local taxes in the year they are declared. Shareholders will be required to report distributions on their tax returns, even if the distributions are reinvested in additional shares.

                  The Fund reserves the right to suspend the automatic reinvestment of dividends and other distributions at any time and to require shareholders to receive all distributions in cash. The Fund may also limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions

                  Additional information about the reinvestment of dividends and other distributions can be obtained by contacting the Distributor at 888-59RYDEX (888-597-9339).

                               GENERAL INFORMATION

                  The Fund is registered under the Investment Company Act as a closed-end, non-diversified management investment company. The Fund's address is 9601 Blackwell Road, Suite 500, Rockville Maryland 20850, and its telephone number is 888-59RYDEX (888-597-9339).

                          TABLE OF CONTENTS OF THE SAI


THE FUND.......................................................................1
INVESTMENT POLICIES AND PRACTICES..............................................1
REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES....................11
MANAGEMENT OF THE FUND........................................................13
INVESTMENT ADVISORY SERVICES..................................................20
CONFLICTS OF INTEREST.........................................................26
TAX ASPECTS...................................................................27
ERISA CONSIDERATIONS..........................................................37
BROKERAGE.....................................................................38
VALUATION OF ASSETS...........................................................39
ACCOUNTANTS AND LEGAL COUNSEL.................................................42
CUSTODIAN.....................................................................43
CONTROL PERSONS...............................................................43
FISCAL YEAR...................................................................43
FUND ADVERTISING AND SALES MATERIAL ..........................................43
FINANCIAL STATEMENTS..........................................................44

                                                                     APPENDIX A

                                                      Account No.: _____________

                                                      Broker Name: _____________

                  This certificate relates to Rydex Capital Partners SPhinX Fund (the "Fund") and is given to you as broker with respect to a potential purchase of shares in the Fund ("Shares").

                         FORM OF INVESTOR CERTIFICATION

                  I hereby certify that I am:

                  (A) a natural person who had income in excess of $200,000 in each of the two most recent years (or joint income with my spouse in excess of $300,000 in each of those years) and who has a reasonable expectation of reaching the same income level in the current year;

                  (B) a natural person who has a net worth (or joint net worth with my spouse) in excess of $1,000,000 (net worth for this purpose means total assets in excess of total liabilities);

                  (C) an investor having an account managed by an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account;

                  (D) a director or executive officer of the Fund;

                  (E) a trust (i) with  total  assets  in excess of  $5,000,000,
                  (ii) that was not formed for the purpose of investing in the Fund, and (iii) of which the person responsible for directing the investment of assets in the Fund has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

                  (F) an entity with total assets in excess of $5,000,000 that was not formed for the purpose of investing in the Fund and that is one of the following: (i) a corporation; (ii) a partnership; (iii) a limited liability company; (iv) a Massachusetts or similar business/statutory trust; or (v) an organization described in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended;

                  (G) an entity licensed, or subject to supervision, by U.S. federal or state examining authorities as a "bank," "savings and loan association," "insurance company," or "small business investment company" (within the meaning of 17 C.F.R. Section 230.501(a)) or an account for which a bank or savings and loan association is subscribing in a fiduciary capacity;

                  (H) a broker or dealer registered with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act");

                  (I) an investment company registered under the Investment Company Act of 1940, as amended ("1940 Act");

                  (J) an entity that has elected to be treated or qualifies as a "business development company" within the meaning of Section 2(a)(48) of the 1940 Act or Section 202(a)(22) of the Advisers Act;

                  (K) an insurance company as defined in Section 2(a)(13) of the Securities Act of 1933, as amended ("1933 Act");

                  (L) a Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended;

                  (M) a plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, if such plan has total assets in excess of $5,000,000;

                  (N) an employee benefit plan within the meaning of the Employee Retirement Income Security Act of 1974 (a "Plan"), if the investment decision is made by a plan fiduciary, as defined in Section 3(21) of such Act, which is either a bank, savings and loan association, insurance company, or registered investment adviser, or if the employee benefit plan has total assets in excess of $5,000,000, or, if a self-directed plan, with investment decisions made solely by persons that are "accredited investors" (as defined in Regulation D under the 1933 Act); or

                  (O)  an  entity  in  which  all  of  the  equity   owners  are
                  "accredited investors" (as defined in Regulation D under the 1933 Act).

As used herein, "net worth" means the excess of total assets at fair market value, including home, less total liabilities. For the purpose of determining "net worth," the principal residence owned by an individual shall be valued at either (A) cost, including the cost of improvements, net of current encumbrances upon the property (E.G., mortgage loans, equity lines, etc.), or (B) the appraised value of the property as determined by an institutional lender, net of current encumbrances upon the property.

Notwithstanding that the Fund is registered under the 1940 Act and the Shares are being offered under an effective registration statement under the 1933 Act, the investor acknowledges, understands and recognizes that there will be no secondary market for Shares and that liquidity is limited as set forth in the prospectus. I understand that you, the Fund, and Rydex Capital Partners I, LLC are relying on the certification and agreements made herein in determining my qualification and suitability as an investor in the Fund. I understand that Shares are not an appropriate investment for, and may not be acquired by, any person who can not make this certification, and agree to indemnify you and hold you harmless from any liability that you may incur as a result of this certification being untrue in any respect. I understand that it may be a violation of state and Federal law for me to provide this certification if I know that it is not true. I have read the preliminary or final prospectus for the Fund, including the investor qualification and investor suitability provisions contained therein. I understand that an investment in the Fund involves a considerable amount of risk and that I may lose some or all of my (or its) investment. I understand that an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. I will promptly advise you if any of the statements herein ceases to be true prior to my purchase of Shares. I understand that funds to purchase shares will be deposited in a non-interest bearing escrow account maintained by [________________], as escrow agent, for the benefit of the investors, pending acceptance or rejection of the purchase order.

       If I am the fiduciary executing this Form of Investor Certification on behalf of a Plan (the "Fiduciary"), I represent and warrant that: (i) I am aware of and understand the Fund's investment objective, policies and strategies, and the risks associated with an investment in the Fund; (ii) the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under the Employee Retirement Income Security Act of 1974, as amended; and (iii) an investment in the Fund is permissible under the documents governing the Plan and the Fiduciary.

Date: _______________                   By: __________________________________

                                        Name:

                                                                      APPENDIX B



         This Appendix contains the composite investment performance record and index value (collectively, "Performance Data") of the Standard & Poor's ("S&P") Hedge Fund Index (the "Index"). THE PERFORMANCE OF THE INDEX PRESENTED IN THIS APPENDIX IS NOT THE PERFORMANCE OF THE FUND, AND IT DOES NOT REFLECT THE IMPACT OF ANY FEES OR EXPENSES SIMILAR TO THOSE THAT WILL BE BORNE BY THE FUND. Investing in the Fund involves a high degree of risk. You can lose money. PAST PERFORMANCE OF THE INDEX IS NOT A GUARANTEE OF FUTURE PERFORMANCE OF THE INDEX OR OF THE FUND.

         THE PERFORMANCE DATA MUST BE READ IN CONJUNCTION WITH THE ACCOMPANYING NOTE APPEARING BELOW WHICH IS AN INTEGRAL PART HEREOF.

           MONTHLY VALUE AND PERFORMANCE OF S&P HEDGE FUND INDEX (1)

                      S&P Hedge Fund Index Value as of End
        Period                      of Period          Performance During Period
--------------------------------------------------------------------------------
        9/30/02                      997.498
   9/30/02-10/31/02                  992.750                    -0.48%
   10/31/02-11/30/02                1003.924                     1.13%
   11/30/02-12/31/02                1016.857                     1.29%
   12/31/02-01/31/03                1034.729                     1.76%
   1/31/03-02/28/03                 1046.036                     1.09%
   2/28/03-03/31/03                 1042.448                    -0.34%
   03/31/03-04/30/03                1055.123                     1.22%

                    1. S&P commenced calculation of the Index as of October 1, 2002 (the "Commencement Date"). The Index reflects the investment performance of accounts managed by hedge fund managers selected by S&P (the "Included Managers"). The particular weighting of each Included Manager is determined by S&P. The reported performance of the Index is the composite performance of these accounts, net of all fees and expenses (including management and administration fees and performance-based incentive compensation) payable to the Included Managers. For additional information regarding the composition of the Index and the computation of the returns of the Index, see "Investment Objective and Principal Strategies-The Standard & Poor's Hedge Fund Index."

                  PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE INDEX OR OF THE FUND.

                    The Index's performance during a particular period is based on the composite net capital appreciation or depreciation of the constituents of the Index for the indicated period, and, because the Index' performance is not and does not purport to be the rate of return of the Fund, it has not been adjusted to reflect any fees or expenses, including the Advisory Fee and Administration Fee, borne by investors in the Fund.

                    Performance and other information contained herein have been obtained by the Fund from sources believed to be accurate, but no warranty is made as to the accuracy or completeness thereof. The performance and statistical information contained in this Appendix was compiled by S&P. Neither the Fund nor S&P guarantees the accuracy of the performance and statistical information contained in this Appendix. Neither the Fund nor S&P recommends any investment decision based on the performance and statistical information contained in this Appendix.

================================================================================

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                          Shares of Beneficial Interest

                               -------------------

                                   PROSPECTUS

                              [_____________, 2003]

                               -------------------

                            RYDEX DISTRIBUTORS, INC.

                               ------------------

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                    SUBJECT TO COMPLETION, DATED MAY 9, 2003



                       Rydex Capital Partners SPhinX Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Dated [ ], 2003

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

                                   888-59RYDEX
                                 (888) 596-9339

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of Rydex Capital Partners SPhinX Fund (the "Fund"), dated ___________, 2003. This SAI does not include all information that a prospective investor should consider before purchasing shares of beneficial interest ("Shares") of the Fund and investors should obtain and read the prospectus prior to purchasing Shares. A copy of the prospectus may be obtained by writing the Fund at c/o Forum Shareholder Services, LLC, P.O. Box 446, Portland, Maine 04112 or calling 888-59RYDEX (888-597-9339).

                  This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                                                                           PAGE


THE FUND......................................................................1
INVESTMENT POLICIES AND PRACTICES.............................................1
REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES...................11
MANAGEMENT OF THE FUND.......................................................13
INVESTMENT ADVISORY SERVICES.................................................20
CONFLICTS OF INTEREST........................................................26
TAX ASPECTS..................................................................27
ERISA CONSIDERATIONS.........................................................37
BROKERAGE....................................................................38
VALUATION OF ASSETS..........................................................39
ACCOUNTANTS AND LEGAL COUNSEL................................................42
CUSTODIAN....................................................................43
CONTROL PERSONS..............................................................43
FISCAL YEAR..................................................................43
FUND ADVERTISING AND SALES MATERIAL..........................................43
FINANCIAL STATEMENTS.........................................................44

                                    THE FUND

                  The Fund is a newly formed Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act") as a non-diversified, closed-end management investment company. Rydex Capital Partners I, LLC ("Rydex" or the "Adviser") serves as the Fund's investment adviser and is responsible for providing day-to-day investment management services to the Fund.

                        INVESTMENT POLICIES AND PRACTICES


                  The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's (R) Hedge Fund Index (the "Index") (before Fund expenses). The Index is an investable benchmark that reflects the performance of a select group of hedge fund managers that pursue investment programs that Standard and Poor's has determined represent the range of major investment strategies employed by hedge funds. The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by these managers ("Portfolio Managers") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index) ("Index Derivatives"). To the extent practicable, Rydex intends to implement the Fund's investment program by investing the Fund's assets in Portfolio Funds the performance of which is reflected in the Index. The Funds principal investment strategies, as well as the principal risks associated with the Fund's investment strategies, are set forth in the prospectus. Certain additional information regarding the Fund's investment program is set forth below.


FUNDAMENTAL POLICIES

                  The Fund's fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund, are listed below. Within the limits of these fundamental policies, the Fund's management has reserved freedom of action. As defined by the Investment Company Act, the vote of a "majority of the outstanding voting securities of the Fund" means the vote, at an annual or special meeting of securityholders duly called, (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less. The Fund may not:

                  o Issue senior securities, except to the extent permitted by Section 18 of the Investment Company Act or as otherwise permitted by the Securities and Exchange Commission ("SEC").

                  o    Borrow money,  except to the extent  permitted by Section
                       18  of  the  Investment   Company  Act  or  as  otherwise
                       permitted by the SEC.

                  o Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of its portfolio securities.

                  o Make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

                  o Purchase, hold or deal in real estate, except that the Fund may invest in securities that are secured by real estate, or that are issued by companies that invest or deal in real estate or real estate investment trusts.

                  o Invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry or group of related industries; provided, however, that the Fund will invest 25% or more of the value of its total assets in Portfolio Funds except during temporary periods of adverse market conditions affecting Portfolio Funds in which the Fund may invest, but will not invest 25% or more of the value of its total assets in Portfolio Funds (as defined below) that, in the aggregate, have investment programs that focus on investing in any single industry or group of related industries.

                  In addition to the above restrictions, the Fund has also adopted the following fundamental policy. The Fund will normally invest at least 80% of the value of its net assets (plus the amount any borrowings for investment purposes) in Portfolio Funds that are managed by the Portfolio Managers and Index Derivatives.

                  With respect to these investment restrictions and other policies described in this SAI or the prospectus (except the Fund's policies on borrowings and senior securities set forth above), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

                  The Fund's investment objective is fundamental and may not be changed without the vote of a majority (as defined by the Investment Company
Act) of the Fund's outstanding voting securities.

CERTAIN PORTFOLIO SECURITIES AND OTHER OPERATING POLICIES

                  As discussed in the prospectus, the Fund will invest primarily in Portfolio Funds whose Portfolio Managers pursue investment strategies that represent the three major investment approaches that Standard & Poor's believes are broadly representative of the hedge fund universe. The Fund may also on occasion retain a Portfolio Manager to manage a designated segment of the Fund's assets (a "Portfolio Account") in accordance with the Portfolio Manager's investment program. Additional information regarding the types of securities and financial instruments in which Portfolio Managers may invest the assets of Portfolio Funds and Portfolio Accounts, and certain of the investment techniques that may be used by Portfolio Managers, is set forth below.

EQUITY SECURITIES

                  The investment portfolios of Portfolio Funds and Portfolio Accounts will include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

                  Portfolio Managers generally may invest the assets of Portfolio Funds and Portfolio Accounts in equity securities without restriction. These investments may include securities issued by companies having relatively small market capitalization, including "micro cap" companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and earnings prospects. These securities are also susceptible to other risks that are less prominent in the case of the securities of larger companies.

FIXED-INCOME SECURITIES

                  Portfolio Funds and Portfolio Accounts may invest in fixed-income securities. A Portfolio Manager will invest in these securities when their yield and potential for capital appreciation are considered sufficiently attractive, and also may invest in these securities for defensive purposes and to maintain liquidity. Fixed-income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (I.E., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (I.E., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

                  Portfolio Funds and Portfolio Accounts may invest in both investment grade and non-investment grade debt securities (commonly referred to as "junk bonds"). Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a "Rating Agency") in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by a Portfolio Manager to be of comparable quality.

                  A Portfolio Fund's or Portfolio Account's investments in non-investment grade debt securities, including convertible debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

FOREIGN INVESTMENTS

                  Portfolio Funds and Portfolio Accounts may invest in equity and fixed-income securities of foreign issuers and in depositary receipts, such as American Depositary Receipts ("ADRs"), that represent indirect interests in securities of foreign issuers. Foreign securities in which Portfolio Funds and Portfolio Accounts may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets or may be purchased in private placements. Investments in foreign securities are affected by risk factors generally considered not to be present in the U.S.

                  As a general matter, Portfolio Funds and Portfolio Accounts are not required to hedge against foreign currency risks, including the risk of changing currency exchange rates, which could reduce the value of foreign currency denominated portfolio securities irrespective of the underlying investment. However, from time to time, a Portfolio Fund or Portfolio Account may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Portfolio Fund's or Portfolio Account's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Portfolio Fund or Portfolio Account for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Portfolio Fund or Portfolio Account anticipates purchasing or selling a foreign security. This technique would allow the Portfolio Fund or Portfolio Account to "lock in" the U.S. dollar price of the security. Forward contracts also may be used to attempt to protect the value of the Portfolio Fund's or Portfolio Account's existing holdings of foreign securities. There may be, however, imperfect correlation between the Portfolio Fund's or Portfolio Account's foreign securities holdings and the forward contracts entered into with respect to such holdings. Forward contracts also may be used for non-hedging purposes to pursue the Fund's or a Portfolio Fund's investment objective, such as when a Portfolio Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in such currencies are not then held in the Fund's or Portfolio Fund's investment portfolio.

                  ADRs involve substantially the same risks as investing directly in securities of foreign issuers, as discussed above. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers.

MONEY MARKET INSTRUMENTS

                  The Portfolio Funds or Portfolio Accounts may invest, during periods of adverse market or economic conditions for defensive purposes, some or all of their assets in high quality money market instruments and other short-term obligations, money market mutual funds or repurchase agreements with banks or broker-dealers, or may hold cash or cash equivalents in such amounts as Rydex or Portfolio Managers deem appropriate under the circumstances. The

Portfolio Funds also may invest in these instruments for liquidity purposes pending allocation of their respective offering proceeds and other circumstances. At any time, the Fund may invest directly in money market instruments or shares of money market funds, or hold cash for liquidity purposes. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

REPURCHASE AGREEMENTS

                  Repurchase agreements are agreements under which the Fund, a Portfolio Fund or Portfolio Account purchases securities from a bank that is a member of the Federal Reserve System, a non-U.S. bank or a securities dealer that agrees to repurchase the securities from the purchaser at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent or otherwise fails to repurchase the securities, the Fund, Portfolio Fund or Portfolio Account would have the right to sell the securities. This right, however, may be restricted, or the value of the securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund, Portfolio Fund or Portfolio Account might encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase agreements that are subject to non-U.S. law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks. The Fund has adopted specific policies designed to minimize certain of the risks of loss from its use of repurchase agreements.

REVERSE REPURCHASE AGREEMENTS


                  Reverse repurchase agreements involve the sale of a security to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio Fund or Portfolio Account. Reverse repurchase agreements are a form of leverage which also may increase the volatility of a Portfolio Fund's or Portfolio Account's investment portfolio.

SPECIAL INVESTMENT TECHNIQUES

                  Portfolio Funds and Portfolio Accounts may use a variety of special investment techniques as more fully discussed below to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these techniques for non-hedging purposes in pursuing their investment objectives. Some of these techniques involve the use of derivative transactions. The techniques Portfolio Funds and Portfolio Accounts may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that Portfolio Funds or Portfolio Accounts may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not perform as anticipated and that a Portfolio Fund or Portfolio Account may suffer losses as a result of its hedging activities.

                  DERIVATIVES. Portfolio Funds and Portfolio Accounts may engage in transactions involving securities options, futures (including options on futures) and other derivative financial instruments. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit Portfolio Funds and Portfolio Accounts to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed in much the same way as they can increase or decrease the level of risk, or change the character of the risk, of their portfolios by making investments in specific securities.

                  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could result in a significant loss that would have a large adverse impact on a Portfolio Fund's or Portfolio Account's performance.

                  If a Portfolio Fund or Portfolio Account invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio Fund's or Portfolio Account's return or result in a loss. A Portfolio Fund or Portfolio Account also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio Fund or Portfolio Account were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

                  OPTIONS AND FUTURES. The Portfolio Managers may utilize securities options (including options of futures) and futures contracts. They also may use so-called "synthetic" options (notional principal contracts with characteristics of an OTC option) or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Transactions in these instruments may be effected on securities or commodities exchanges, in the over-the-counter market, or negotiated directly with counterparties. When
transactions  are  effected   over-the-counter   or  negotiated   directly  with
counterparties, a Portfolio Fund or Portfolio Account bears the risk that the counterparty will be unable or unwilling to perform its obligations under the option contract. These instruments also may be illiquid and, in such cases, a Portfolio Manager may have difficulty closing out its position. Over-the-counter options and synthetic options purchased and sold by Portfolio Funds and Portfolio Accounts may include options on an index of securities or on baskets of specific securities.

                  The Portfolio Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund or Portfolio Account owns the underlying security. The sale of such an option exposes a Portfolio Fund or Portfolio Account during the term of the option to the possible loss of the opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund's or Portfolio Account's books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by the Portfolio Funds and Portfolio Accounts need not be covered.

                  A Portfolio Fund or Portfolio Account may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Portfolio Fund or Portfolio Account will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Manager would ordinarily effect a similar "closing sale transaction," which involves liquidating the position by selling the option previously purchased, although the Portfolio Manager could exercise the option should it deem it advantageous to do so.

                  Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

                  The Fund intends to conduct its operations so that it is excluded from the definition of the term commodity pool operator under rules of the Commodity Futures Trading Commission ("CFTC"). In this regard, the Fund must limit its transactions, for other than bona fide hedging purposes (as defined in CFTC Rule 1.3(z)), to either:

         (i) its pro rata share of the sum of the amount of initial margin deposits on futures contracts entered into by Portfolio Funds and Portfolio Accounts and premiums paid for unexpired options with respect to such contracts so that it does not exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation); or

         (ii) the aggregate "notional value" (I.E., the size of the contract, in contract units, times the current market price (futures position) or strike price (options position) of each such unit) of the contract, so that it does not exceed the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on such contracts and options.

The Fund intends to monitor the use of futures and related options by Portfolio Funds and Portfolio Accounts to help assure compliance with this limitation. If applicable CFTC rules change, such percentage limitations may change or different conditions may be applied to the Fund's use of futures.

                  Portfolio Funds and Portfolio Accounts may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Non-U.S. markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Non-U.S. markets, however, may have greater risk potential than domestic markets. For example, some non-U.S. exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on non-U.S. exchanges may include both commodities that are traded on domestic exchanges and those that are not. Unlike trading on domestic commodities exchanges, trading on non-U.S. commodities exchanges is not regulated by the CFTC.

                  Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit fluctuation in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Portfolio Fund or Portfolio Account to substantial losses.

                  Successful use of futures also is subject to a Portfolio Manager's ability to correctly predict movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

                  Some or all of the Portfolio Managers may purchase and sell stock index futures contracts for a Portfolio Fund or Portfolio Account. A stock index future obligates a Portfolio Fund or Portfolio Account to pay, or entitles it to receive, an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day.

                  Some or all of the Portfolio Managers may purchase and sell interest rate futures contracts for a Portfolio Fund or Portfolio Account. An interest rate future represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

                  Some or all of the Portfolio Managers may purchase and sell currency futures. A currency future creates an obligation to purchase or sell an amount of a specific currency at a future date at a specific price.

                  OPTIONS ON SECURITIES INDICES. Some or all of the Portfolio Managers may purchase and sell for the Portfolio Funds and Portfolio Accounts call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by a Portfolio Manager of options on stock indices will be subject to the Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the prices of individual stocks.

                  WARRANTS AND RIGHTS. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

                  SWAP AGREEMENTS. The Portfolio Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of Portfolio Funds and Portfolio Accounts. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index, industry or industry sector. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

                  Most swap agreements entered into by a Portfolio Fund or Portfolio Account would require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, a Portfolio Fund's or Portfolio Account's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that a party is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund's or Portfolio Account's risk of loss consists of the net amount of payments that it contractually is entitled to receive.

                  To achieve investment returns equivalent to those achieved by a Portfolio Manager in whose investment vehicles the Fund could not invest directly, perhaps because of its investment minimum or its unavailability for direct investment, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive the total return of the reference investment vehicle over a stated time period. The Fund may seek to achieve the same investment result through the use of other derivatives in similar circumstances. The Federal income tax treatment of swap agreements and other derivatives used in the above manner is unclear.

LENDING PORTFOLIO SECURITIES

                  A Portfolio Fund or Portfolio Account may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio Fund or Portfolio Account continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio Fund or Portfolio Account an opportunity to earn interest on the amount of the loan and on the collateral it receives from borrowers of the securities. A Portfolio Fund or Portfolio Account generally will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio Fund or Portfolio Account might experience risk of loss if the institution with which it has engaged in a securities loan transaction breaches its agreement with the Portfolio Fund or Portfolio Account.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES

                  To reduce the risk of changes in securities prices and interest rates, a Portfolio Fund or Portfolio Account may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Portfolio Fund or Portfolio Account enters into the commitment, but the Portfolio Fund or Portfolio Account does not make payment until it receives delivery from the counterparty. After a Portfolio Fund or Portfolio Account commits to purchase such securities, but before delivery and settlement, it may sell the securities if it is deemed advisable.

                  Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way (i.e., appreciating when interest rates decline and depreciating when interest rates rise), based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Portfolio Fund or Portfolio Account to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Portfolio Fund or Portfolio Account is fully or almost fully invested results in a form of leverage and may result in greater potential fluctuation in the value of the net assets of a Portfolio Fund or Portfolio Account. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund or Portfolio Account on a forward basis will not honor its purchase obligation. In such cases, the Portfolio Fund or Portfolio Account may incur a loss.

CONVERSION INTO A FEEDER FUND.

                  The Board may convert the Fund in the future into a feeder fund in a master-feeder fund structure without approval of the Fund's shareholders (the "Shareholders"). It is uncertain whether the Fund will convert into a feeder fund in the future and doing so may require certain regulatory approvals. As a feeder fund, the Fund would seek to achieve its investment objective by investing all of its assets in the securities of a single master fund with substantially the same investment objective, strategies and restrictions as the Fund. If the Fund were to convert into a feeder fund, the Fund's interest in the securities owned by the master fund would be indirect, unlike other investment companies that typically acquire and manage their own portfolio of securities directly. In addition to selling its securities to the Fund, the master fund would be able to sell its securities directly to other affiliated and non-affiliated investors and to other feeder funds. The returns experienced by investors in the Fund, direct investors in the master fund, and other feeder funds that invest in the master fund may differ. Moreover, redemption or repurchase of the shares of the master fund by direct investors and other feeder funds may alter the master fund's holdings, which could adversely affect the Fund.

           REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES

REPURCHASE OFFERS

                  As discussed in the prospectus, offers to repurchase Shares will be made by the Fund at such times and on such terms as may be determined by the Board of Trustees of the Fund (the "Board"), in its sole discretion in accordance with the provisions of applicable law. In determining whether the Fund should repurchase Shares pursuant to written tenders, the Board will consider the recommendations of Rydex. The Board also will consider various factors, including but not limited to those listed in the prospectus, in making its determinations. While there is no guarantee that offers to repurchase Shares will be made, Rydex expects to recommend to the Board to make offers to repurchase Shares by the Fund approximately four times a year.

                  The Board will cause the Fund to make offers to repurchase Shares pursuant to written tenders only on terms it determines to be fair to the Fund and to all Shareholders. When the Board determines that the Fund will repurchase Shares, notice will be provided to each Shareholder describing the terms thereof, and containing information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity. Shareholders who are deciding whether to tender their Shares during the period that a repurchase offer is open may ascertain an estimated net asset value from Rydex during such period. If a repurchase offer is oversubscribed by Shareholders who tender Shares for repurchase, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, a shareholder who tenders for repurchase only a portion of Shares it holds will be required to maintain a minimum balance of $15,000, as of the repurchase date. The Fund has the right to reduce the amount of Shares to be repurchased from a shareholder so that the required minimum balance is maintained.

                  As discussed in the prospectus, the Fund will issue notes to tendering Shareholders in connection with the repurchase of Shares. Upon its acceptance of tendered Shares for repurchase, the Fund will maintain daily on its books a segregated account consisting of (i) cash, (ii) liquid securities or
(iii) interests in Portfolio Funds that the Fund has requested be withdrawn (or any combination of the foregoing), in an amount equal to the aggregate estimated unpaid dollar amount of the notes issued by the Fund in connection with the repurchase offer.

                  A repurchase fee equal to 1.0% (the "Repurchase Fee") of the value of shares repurchased by the Fund will apply if the date as of which the Shares are valued for purposes of repurchase is less than one year following the date of shareholder's purchase of the Shares (for this purpose, the first Shares purchased by an investor will be deemed to be the first Shares sold by the investor (i.e, it will be determined on a first-in, first-out basis)). The repurchase fee, if applicable, will be payable to the Fund and deducted before payment of the proceeds of the repurchase to the Shareholder.

                  Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than Rydex would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. Rydex intends to take measures (subject to such policies as may be established by the Board) to attempt to avoid or minimize potential losses and turnover resulting from the repurchase of Shares.

                  The Fund's Declaration of Trust (the "Declaration of Trust") provides that the Fund will be dissolved if the Shares of any Shareholder that has submitted a written request for repurchase of its Shares have not been repurchased by the Fund within a period of two years after the Shareholder's request; provided, however, that dissolution will not be required if the Fund is unable to repurchase a Shareholder's Shares as a result of regulatory restrictions that prevent the Fund from fulfilling a repurchase request.

MANDATORY REDEMPTIONS

                  As noted in the prospectus, the Fund has the right to redeem Shares (or portion thereof) of a Shareholder or any person acquiring Shares (or portion thereof) from or through a Shareholder under certain circumstances, including if:

                  o ownership of a Share by a Shareholder or other person will cause the Fund or Rydex to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the U.S. or any other relevant jurisdiction;

                  o continued ownership of the Share may be harmful or injurious to the business or reputation of the Fund, Rydex or the Board, or may subject the Fund or any Shareholders to an undue risk of adverse tax or other fiscal consequences;

                  o any of the representations and warranties made by a Shareholder in connection with the acquisition of the Share was not true when made or has ceased to be true; or

                  o it would be in the best interests of the Fund to repurchase the Shares or a portion thereof.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

                  The management of the Fund, including general supervision of the duties performed for the Fund under the Investment Advisory Agreement (defined below), is the responsibility of the Board. The number of trustees of the Fund is currently set at five (each, a "Trustee" and collectively, the "Trustees"). The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below.

                  Two of the Trustees are deemed to be "interested persons" of the Fund, as defined by the Investment Company Act, because they are officers and employees of Rydex or its affiliates. Each Trustee and officer of the Fund was appointed on March 25, 2003. Trustees will each serve an indefinite term of office and officers of the Fund will be elected annually.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
                                                                                                  IN FUND
                                POSITION(S)                                                     FUND COMPLEX
                                   HELD            LENGTH OF     PRINCIPAL OCCUPATIONS            OVERSEEN       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH FUND         TIME SERVED   DURING THE PAST 5 YEARS          BY TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
John Demaret                     Trustee          Since 5/03    Founder and Chief                    45
c/o Rydex Capital Partners                                      Executive Officer, Health
4601 Blackwell Rd. Suite 500                                    Cost Controls America,
Rockville, MD  20850                                            Chicago, Illinois (from
                                                                1987 to 1996); sole
62                                                              practitioner, Chicago
                                                                Illinois (from 1984 to
                                                                1987); General Counsel for
                                                                the Chicago Transit
                                                                Authority (from 1981 to
                                                                1984); Senior Partner,
                                                                O'Halloran, LaVarre &
                                                                Demaret (from 1978 to
                                                                1981).
-----------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller                 Trustee          Since 5/03    Retired (since 2001);                 1
c/o Rydex Capital Partners                                      Chairman Centurion Capital
4601 Blackwell Rd. Suite 500                                    Management (1991 - 2001).
Rockville, MD  20850

62
-----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon Jr.              Trustee          Since 5/03    President of Global Trends            1       Director U.S. Global
c/o Rydex Capital Partners                                      Investments (since 1996);                     Investors Inc. (since
4601 Blackwell Rd. Suite 500                                    Vice-Chair of Make-A-Wish                     1997).
Rockville, MD  20850                                            Foundation of Orange
                                                                County (since 1999).
43
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
                                                                                                  IN FUND
                                POSITION(S)                                                     FUND COMPLEX
                                   HELD            LENGTH OF     PRINCIPAL OCCUPATIONS            OVERSEEN       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH FUND         TIME SERVED   DURING THE PAST 5 YEARS          BY TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
"INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum                 Trustee and      Since 5/03    Vice President of Rydex               1
c/o Rydex Capital Partners       President                      ETF Trust (since 2002);
4601 Blackwell Rd. Suite 500                                    Vice President of Rydex
Rockville, MD  20850                                            Series Funds (since 1997);
                                                                Vice President of the
33                                                              Rydex Dynamic Funds (since
                                                                1999); Executive Vice
                                                                President and Senior
                                                                Portfolio Manager of PADCO
                                                                Advisors, Inc. (investment
                                                                adviser) (since 1993);
                                                                Executive Vice President
                                                                and Senior Portfolio
                                                                Manager of PADCO Advisors
                                                                II, Inc. (investment
                                                                adviser) (since 1996);
                                                                Secretary of Rydex
                                                                Distributors, Inc. (since
                                                                1996); Investment
                                                                Representative, Money
                                                                Management Associates,
                                                                (registered investment
                                                                adviser) (from 1992 to
                                                                1993).
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
                                                                                                  IN FUND
                                POSITION(S)                                                     FUND COMPLEX
                                   HELD            LENGTH OF     PRINCIPAL OCCUPATIONS            OVERSEEN       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH FUND         TIME SERVED   DURING THE PAST 5 YEARS          BY TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.            Chairman of      Since 5/03    President, and Treasurer             [ ]
9601 Blackwell Rd.               the Board                      of PADCO Advisors, Inc.,
Suite 500                        and Trustee                    (investment adviser)
Rockville, MD 20850                                             (since 1993); Chairman of
                                                                the Board of Directors,
61                                                              President, and Treasurer
                                                                of Rydex Fund Services,
                                                                Inc., (shareholder and
                                                                transfer agent servicer)
                                                                (since 1993); Chairman of
                                                                the Board of Directors,
                                                                President, and Treasurer
                                                                of PADCO Advisors II, Inc.
                                                                (investment adviser)
                                                                (since 1998), Chairman of
                                                                the Board of Directors,
                                                                President, and Director of
                                                                Rydex Distributors, Inc.
                                                                (registered broker-dealer)
                                                                (since 1996); Vice
                                                                President of Rushmore
                                                                Investment Advisors Ltd.
                                                                (registered investment
                                                                adviser) (from 1985 to
                                                                1993)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
                                                                                                  IN FUND
                                POSITION(S)                                                     FUND COMPLEX
                                   HELD            LENGTH OF     PRINCIPAL OCCUPATIONS            OVERSEEN       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH FUND         TIME SERVED   DURING THE PAST 5 YEARS          BY TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncouer             Treasurer        Since 5/03     Vice President and
9601 Blackwell Rd.                                              Treasurer of the Rydex
Suite 500                                                       ETF Trust (since 2002);
Rockville, MD 20850                                             Vice President and
                                                                Treasurer of Rydex Series
50                                                              Funds (since 1997);
                                                                Vice President and
                                                                Treasurer of Rydex
                                                                Variable Trust, (since
                                                                1998); Vice President and
                                                                Treasurer of Rydex Dynamic
                                                                Funds (since 1999);
                                                                Executive Vice President
                                                                of Rydex Fund Services,
                                                                Inc. (since 2000); Vice
                                                                President of Rydex
                                                                Distributors, Inc., (since
                                                                1997); Senior Vice
                                                                President, Crestar Bank,
                                                                (from 1995 to 1997) and
                                                                Crestar Asset Management
                                                                Company (registered
                                                                investment adviser (from
                                                                1993 to 1995); Vice
                                                                President of Perpetual
                                                                Savings Bank (from 1987 to
                                                                1993).
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
                                                                                                  IN FUND
                                POSITION(S)                                                     FUND COMPLEX
                                   HELD            LENGTH OF     PRINCIPAL OCCUPATIONS            OVERSEEN       OTHER DIRECTORSHIPS
     NAME, ADDRESS AND AGE      WITH FUND         TIME SERVED   DURING THE PAST 5 YEARS          BY TRUSTEE       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Peter K. Ewing                  Secretary        Since 3/03     Director of Investment
Rydex Capital Partners                                          Products of Rydex Capital
9601 Blackwell Road                                             Partners (since 2002) and
Suite 500                                                       Rydex Global Advisors
Rockville, MD  20850                                            (since 2001); Manager of
                                                                Product Development
44                                                              Scudders Weisel Capital
                                                                LLC (investment
                                                                management firm) (from
                                                                2000 to 2001) and
                                                                Barclays Global
                                                                Investors, N.A. (from
                                                                1996 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------

COMMITTEES

                  The Board of Trustees has a standing Audit Committee currently consisting of Messrs. Demaret, Keller, and Lydon. The principal functions of the Fund's Audit Committee are: (i) to recommend to the Board the appointment of the Fund's independent auditors, (ii) to meet separately with the independent auditors (and counsel for Trustees who are not deemed to be "interested persons" of the Fund) ("Independent Trustees") and review the scope and anticipated costs of the audit and (iii) to receive and consider a report from the independent auditors concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection.

                  The Board of Trustees has a standing Valuation Committee currently consisting of Messrs. Demaret, Keller, and Lydon. The principal function of the Valuation Committee is to oversee the Fund's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Rydex.

COMPENSATION

                  The following table shows compensation expected to be paid to the Independent Trustees for the current fiscal year:

                                                                                       Total Compensation from
       Name and                                  Aggregate Compensation from            Fund and Fund Complex
  Position with Fund                                      the Fund*                   (as of December 31, 2002)
----------------------                           ---------------------------          --------------------------
John Demaret                                              $6,000                                 $50,000
Werner E. Keller                                          $6,000                                   6,000
Thomas F. Lydon, Jr.                                      $6,000                                   6,000

* Estimated for the fiscal year ending March 31, 2004, assuming a full year of operation

                  Trustees who are not employees of Rydex or any of its affiliates are paid by the Fund a fee of $1,500 per meeting of the Board or any committee thereof. Such Trustees are reimbursed by the Fund for their reasonable travel and out-of-pocket expenses. The Trustees do not receive any pension or retirement benefits from the Fund. Trustees employed by Rydex or any of its affiliates, and the officers of the Fund do not receive any compensation from the Fund.

                  The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of April 7, 2003.

                                                      Aggregate Dollar Range of
                                                       Equity Securities in All
                                                        Registered Investment
                                                        Companies Overseen by
                            Dollar Range of Equity       Trustee in Family of
     Name of Trustee        Securities in the Fund      Investment Companies
-----------------------     ----------------------    --------------------------
Albert P. Viragh                      $0                    over $100,000

Michael P. Byrum                      $0                        None

John Demaret                          $0                    over $100,000

Werner E. Keller                      $0                        None

Thomas F. Lydon, Jr.                  $0                        None

                  No Trustee who is not an interested person of the Fund owns beneficially or of record any security of the Fund or Rydex or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Fund or Rydex.

                               INVESTMENT ADVISORY SERVICES

THE INVESTMENT ADVISER

                  Rydex serves as the Fund's investment adviser, subject to the ultimate supervision of and subject to any policies established by the Board.

                  The managing member of Rydex is Rydex Partners I, LLC, which in turn is wholly owned by PADCO Advisors II, Inc., a Maryland corporation that is a registered investment adviser and is controlled by Albert P. Viragh, Jr., who also serves as its Chairman of the Board of Directors, President and Treasurer. Mr. Viragh also controls and serves as the Chairman of the Board of Directors, President and Treasurer of Rydex Distributors, Inc., the distributor of the Fund's shares.

                  Rydex is an affiliate of PADCO Advisors, Inc. and PADCO Advisors II, Inc., which conduct their businesses under the name Rydex Global Advisors. Rydex Global Advisors is one of the fastest growing mutual fund companies in the United States(1) and the sponsor of an innovative mutual fund family, with 35 flexible investment products designed for a variety of market conditions. Rydex Global Advisors' 17 sector funds offer pure exposure to industry


-------------
(1) Source: Strategic Insight, 3/31/02, based on year-to-date net inflows.

sectors, giving investors the ability to take advantage of a particular market sector at a given time. Its flagship portfolio, Rydex Nova Fund, was the first leveraged benchmark fund available to the public. Rydex Global Advisors, directly and indirectly through its affiliates, managed over $6 billion in assets as of March 31, 2003 across its mutual fund, variable annuity and sub-advisory businesses.

THE INVESTMENT ADVISORY AGREEMENT

                  Pursuant to the terms of an investment advisory agreement entered into between the Fund and Rydex dated as of March 25, 2003 (the "Investment Advisory Agreement"), Rydex is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day investment management services.

                  In consideration of the investment advisory services provided by Rydex, the Fund pays Rydex a fee (the "Advisory Fee") computed and paid monthly in advance at the annual rate of 1.75% of the value of the Fund's nets assets determined as of the beginning of each month. The Advisory Fee is in addition to the fees charged by the Portfolio Funds. A portion of the Advisory Fee will be refunded to the Fund in the event that the Investment Advisory Agreement is terminated at any time other than the end of a month in a pro rata amount based on the number of days remaining in the month.

                  The Investment Advisory Agreement was approved by the Board (including a majority of the Independent Trustees), at a meeting held in person on March 25, 2003, and was approved on March 25, 2003 by Rydex as the Fund's sole initial Shareholder. In connection with its consideration of the approval of the Investment Advisory Agreement, the Board requested, received and reviewed, information regarding the Investment Advisory Agreement and relevant materials furnished by Rydex. These materials included oral presentations and written information regarding Rydex and its management, history, qualifications, personnel, operations and financial condition and other pertinent information. The Board evaluated the ability of Rydex to provide services of the nature, quality and scope of the services expected to be required by the Fund. In addition, the Board considered the terms of the Investment Advisory Agreement in comparison to the investment advisory arrangements of other investment companies; particularly, with respect to the level of fees, and considered the benefits to Rydex and its affiliates of its relationship with the Fund. The Board reviewed the backgrounds and experience of the key personnel who would provide investment advice to the Fund, including their biographies contained in the Fund's prospectus and the adviser's Form ADV, and the commitment of Rydex to provide administration and management functions to the Fund.


                  In addition to the foregoing, the Board considered Rydex's financial stability, its experience and reputation, and its ability to retain and attract qualified personnel to provide services to the Fund. As part of its review, the Board evaluated the potential benefits, detriments and costs to the Fund and its shareholders of entering into the Investment Advisory Agreement, and determined that the Fund and its shareholders would likely benefit from the services to be provided by Rydex. Specifically, the Board noted: (i) Rydex's reputation for adherence to index-oriented strategies and the ability of the Fund to benefit from Rydex's experience in advising Funds with indexing strategies; (ii) that Rydex and its affiliates had assets under management of over $6 billion as of March 31, 2003, indicating that Rydex is financially stable and capable of providing high quality services to the Fund; (iii) Rydex has entered into a licensing agreement with PlusFunds that would facilitate the Fund's ability to track the Index; (iv) Rydex appeared committed to the success of the Fund over the long term, as indicated by Rydex's investment of substantial amounts of time and money in researching issues related to and establishing the Fund and its retention of qualified personnel; and (v) Rydex's personnel who would provide services to the Fund on behalf of Rydex, including Rydex's compliance personnel who would monitor compliance with the Fund's investment program and with legal and regulatory requirements, appeared to be qualified and to possess the level of sophistication necessary to properly advise the Fund, to understand its investments and to implement its investment program. In addition, the Board determined that the level of fees proposed to be paid by the Fund to Rydex in consideration for its services, compared favorably to the fees charged by advisers of comparable funds, especially in light of Rydex's bearing the cost of licensing various rights and services from PlusFunds and Rydex's having entered into the Expense Limitation Agreement (described below).


                  Based upon its review and consideration of all factors presented to it and deemed relevant by the Board, the Board, including each of the Independent Trustees, approved the Investment Advisory Agreement.

                  The Investment Advisory Agreement has an initial term expiring two years from the date of its execution, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board or by vote of a majority of the outstanding voting securities of the Fund; provided that in either event the continuance is also approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement is terminable without penalty, on 60 days' prior written notice: by the Board; by vote of a majority of the outstanding voting securities of the Fund; or by Rydex. The Investment Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the Investment Company Act and the rules thereunder.

                  The Investment Advisory Agreement provides that Rydex will not be liable to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance by Rydex of its duties under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Rydex or any of its officers, directors, employees or agents in the performance of their duties under the Investment Advisory Agreement, or from reckless disregard by Rydex of its obligations and duties under the Investment Advisory Agreement. The Investment Advisory Agreement also provides for indemnification by the Fund of Rydex and each of Rydex's officers, directors, employees or agents against any liabilities and expenses reasonably incurred by them in connection with, or resulting from, their actions or inactions in connection with the performance of their duties under the Investment Advisory Agreement. Indemnification is available only to the extent the loss, claim, liability or expense did not result from willful misfeasance, bad faith or gross negligence in the performance by the persons seeking indemnification of their duties, or the reckless disregard of their obligations and duties, under the Investment Advisory Agreement.

                  Rydex and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"). Pursuant to the terms of the Expense Limitation Agreement, Rydex will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including expenses associated with the organization and initial offering of the Fund) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.95% per annum of the Fund's average monthly net assets (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with approval of the Board. Ordinary operating expenses do not include, interest expense, taxes, brokerage, commission, indirect fees resulting from the Fund's investment in Portfolio Funds and extraordinary expenses. This expense limitation may not be modified or eliminated except with approval of the Board. The Expense Limitation Agreement will automatically terminate if Rydex (or an affiliate of Rydex) no longer provides investment advisory services to the Fund or until terminated by Rydex or the Fund. Repurchase Fees, if any, received by the Fund in connection with repurchases of Shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fee the Fund receives.

ADMINISTRATION AGREEMENT

                  Pursuant to the terms of an administration agreement (the "Administration Agreement"), Rydex also provides certain administrative services to the Fund, including, among others: fund accounting and investor accounting, providing office space and other support services and personnel as necessary to provide such services to the Fund; supervising the entities retained by the Fund to provide accounting services, investor services and custody services; handling shareholder inquiries regarding the Fund, including but not limited to questions concerning their investments in the Fund; preparing or assisting in the preparation of various reports, communications and regulatory filings of the Fund; assisting in the review of investor applications; monitoring the Fund's compliance with Federal and state regulatory requirements; coordinating and organizing meetings of the Board and meetings of Shares and preparing related materials; and maintaining and preserving certain books and records of the Fund.

                  In consideration for these services, the Fund pays Rydex a fee computed and paid monthly in advance at the annual rate of 0.20% of the value of the Fund's net assets, determined as of the beginning of each month (the "Administration Fee").

                  Rydex has entered into an agreement with Forum Administrative Services, LLC and Forum Accounting Services, LLC (collectively, the "Sub-Administrator") to provide certain of the foregoing administrative services at Rydex's expense. For these services, Rydex, at its own expense, pays the Sub-Administrator a monthly fee at the annual rate of 0.20% on the first $50 million of the Fund's monthly net assets, 0.15% on the Fund's monthly net assets between $50 million and $100 million, 0.10% on the Funds' monthly net assets between $100 million and $200 million, and 0.05% on the Fund's monthly net assets over $200 million. Such fee is subject to a $00,000 per year minimum.

TRANSFER AGENT SERVICES

                  Forum Shareholder Services, LLC ("Forum") serves as the Fund's transfer agent pursuant to a transfer agency agreement with the Fund. The principal business address of Forum is Two Portland Square, Portland, ME 04101.

OTHER AGREEMENTS

                  Rydex has entered into a licensing agreement with PlusFunds Group Inc. ("PlusFunds") to obtain the right to offer shares of a registered investment company that is designed to track the Index and to use certain marks related to the Index. The licensing agreement also provides that PlusFunds will provide Rydex with reports, compilations, and other data related to the Portfolio funds that will facilitate Rydex's management of the Fund. Fees payable to PlusFunds under this agreement are paid by Rydex and not by the Fund.

FUND EXPENSES

                  The Fund will bear all costs and expenses incurred in its business and operations other than those specifically required to be borne by Rydex pursuant to the Investment Advisory Agreement. Costs and expenses borne by the Fund include, but are not limited to, the following:

                  o all costs and expenses directly related to investment transactions and positions for the Fund's account, including, but not limited to, brokerage commissions, research fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased, custodial fees, margin fees, transfer taxes and premiums, taxes withheld on foreign dividends and indirect expenses from investments in Portfolio Funds;

                  o all costs and expenses associated with the operation and registration of the Fund, offering costs and the costs of compliance with, any applicable Federal and state laws;

                  o all costs and expenses associated with the organization and operation of separate investment funds managed by Portfolio Managers retained by the Fund;

                  o the costs and expenses of holding meetings of the Board and any meetings of Shareholders, including costs associated with the preparation and dissemination of proxy materials;

                  o the fees and expenses of the Fund's independent auditors, legal counsel and other consultants and professionals engaged on behalf of the Fund;

                  o    the Advisory Fee;

                  o    the Administration Fee;

                  o    the  fees  payable  to   custodians   and  other  persons
                       providing other administrative services to the Fund;

                  o the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund or the Board;

                  o    all costs and  expenses  of  preparing,  setting in type,
                       printing    and    distributing    reports    and   other
                       communications to Shareholders;

                  o the fees and expenses charged by Portfolio Funds to their investors; and

                  o such other types of expenses as may be approved by the Board.


                  As noted above, the Fund will indirectly bear fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance-based allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1%-2.5%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance-based allocations are generally expected to be between 15%-25% of the net capital appreciation in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, the fees or allocations payable to the Portfolio manager may differ from, and could be higher than, those described above. Any such arrangements will be subject to the approval of the Board and Shares.

CODE OF ETHICS

                  The Fund, Rydex and the Distributor each has adopted a joint code of ethics under Rule 17j-1 of the Investment Company Act designed to detect and prevent improper personal trading by its personnel, including investment personnel, that might compete with or otherwise take advantage of the Fund's portfolio transactions. Covered persons under the code of ethics include the Trustees and the officers of Rydex, as well as employees of Rydex having knowledge of the investments and investment intentions of the Fund. The code of ethics permits persons subject to it to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the codes of ethics is carefully monitored and enforced.

                  The code of ethics is included as an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The code of ethics is available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                              CONFLICTS OF INTEREST
THE ADVISER

                  Rydex and its affiliates manage the assets of registered investment companies other than the Fund and provide investment advisory services to other accounts ("Rydex Accounts"). The Fund has no interest in these activities. Rydex and its officers or employees who assist in providing services to the Fund will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity between the Fund and other registered investment companies and accounts managed by Rydex or one of its affiliates. Rydex and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

PARTICIPATION IN INVESTMENT OPPORTUNITIES

                  As a general matter, Rydex will consider participation by the Fund in all appropriate investment opportunities, and those investment opportunities may also be considered for investment by other Rydex Accounts. There may be circumstances, however, under which Rydex will cause one or more Rydex Accounts to commit a larger percentage of their respective assets to an investment opportunity than Rydex will commit of the Fund's assets. There also may be circumstances under which the Rydex will consider participation by Rydex Accounts in investment opportunities in which Rydex does not intend to invest on behalf of the Fund, or vice versa.

                  Rydex will evaluate for the Fund and for each Rydex Account a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or a Rydex Account at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of the obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ for the Fund and the Rydex Accounts in the context of any particular investment opportunity, the investment activities of the Fund and the Rydex Accounts may differ from time to time. In addition, the fees and expenses of the Fund will differ from those of the Rydex Accounts. Accordingly, the future performance of the Fund and the Rydex Accounts will vary.

                  When Rydex determines that it would be appropriate for the Fund and one or more Rydex Accounts to participate in an investment transaction in the same Portfolio Fund or other investment at the same time, it will attempt to aggregate, place and allocate orders on a basis that Rydex believes to be fair and equitable, consistent with its responsibilities under applicable law. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Rydex Accounts, in all investments or trades. However, no participating entity or account will receive preferential treatment over any other and Rydex will take steps to ensure that no participating entity or account will be systematically disadvantaged by the aggregation, placement and allocation of orders and investments.

                  Situations may occur, however, where the Fund could be disadvantaged because of the investment activities conducted by Rydex for the Rydex Accounts. Such situations may be based on, among other things, the following: (1) legal restrictions or other limitations (including limitations imposed by Portfolio Managers with respect to Portfolio Funds) on the combined size of positions that may be taken for the Fund and the Rydex Accounts, thereby limiting the size of the Fund's position or the availability of the investment opportunity; (2) the difficulty of liquidating an investment for the Fund and the Rydex Accounts where the market cannot absorb the sale of the combined positions; and (3) the determination that a particular investment is warranted only if hedged with an option or other instrument and there is a limited availability of such options or other instruments. In particular, the Fund may be legally restricted from entering into a transaction in which it is a "joint participant" (as defined in the Investment Company Act) with the Rydex Accounts with respect to the securities of an issuer without first obtaining exemptive relief from the SEC. See "Other Matters" below.

                  Members, officers, employees and affiliates of Rydex may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by members, officers, employees and affiliates of Rydex, or by Rydex for the Rydex Accounts, that are the same, different or made at a different time than positions taken for the Fund.

OTHER MATTERS

                  Rydex and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Fund, except where permitted by law. However, subject to certain conditions imposed by applicable rules under the Investment Company Act, the Fund may effect certain principal transactions in securities with one or more accounts managed by Rydex, except for accounts in which Rydex or any of its affiliates serves as a general partner or certain accounts in which it has a financial interest (other than an interest that results solely from Rydex or one of its affiliates serving as an investment adviser to the account). These transactions would be effected in circumstances where Rydex has determined that it would be appropriate for the Fund to purchase (or sell), and Rydex has determined it would be appropriate for another account to sell (or purchase), the same security or instrument on the same day.

                                   TAX ASPECTS

                  This summary of certain aspects of the Federal income tax treatment of the Fund and its Shareholders is based upon the Code, judicial decisions, Treasury Regulations ("Regulations") and rulings in existence on the date hereof, all of which are subject to change. This summary does not discuss the impact of various proposals to amend the Code which could change certain of the tax consequences of an investment in the Fund. This summary also does not discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the Federal income tax laws. The Fund is actively managed and its investment strategies may be employed without regard to the tax consequences of the Fund's transactions on the Fund's Shares.

                  Each investor should consult its own tax adviser as to the tax consequences of investing in the Fund, including the application of state and local taxes which may be different from the Federal income tax consequences described herein.

TAXATION OF THE FUND

         CLASSIFICATION OF THE FUND AND TAX TREATMENT OF FUND OPERATIONS

                  The Fund intends to qualify to be treated as a regulated investment company ("RIC") under Subchapter M of the Code and will elect to be a RIC on its tax return. To so qualify, the Fund must, among other things, satisfy an income test and a diversification test.

                  To satisfy the income test, at least 90% of the Fund's gross income in each taxable year must consist of dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

                  The Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash and cash items, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of meeting these diversification requirements, the Fund will test the diversification of its assets in each of two alternative ways: (i) each Portfolio Fund and Portfolio Account treated as a partnership for Federal income tax purposes will be treated as a single issuer and any other Portfolio Account's assets will be treated as if held directly by the Fund; and (ii) the Fund's proportionate share of the assets of each Portfolio Fund and Portfolio Account treated as a partnership for Federal income tax purposes will be treated as if held directly by the Fund.

                  As a RIC, the Fund is not subject to Federal income tax on the portion of its taxable income that it distributes to its shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, its taxable income, less the excess of its long-term capital gains over its short-term capital losses) and 90% of its tax-exempt income, if any, each taxable year. The Fund intends to distribute substantially all of its income and gains to its shareholders each year and also intends to distribute its income and gains in such a way that it will not be subject to the 4% Federal excise tax on certain undistributed amounts. The Fund is required to make distributions regardless of whether it has received distributions relating to its income and gains, and it may borrow for the purpose of meeting such distribution requirements.

                  If for any taxable year the Fund does not qualify for the special Federal income tax treatment afforded RICs, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a RIC in a subsequent year.

TAX TREATMENT OF FUND INVESTMENTS

                  Unless otherwise indicated, references in the following discussion to the tax consequences of Fund investments, activities, income, gain and loss, include the direct investments, activities, income, gain and loss of the Fund, and those indirectly attributable to the Fund as a result of it being a member of a Portfolio Fund or investment vehicle established for a Portfolio Account which is treated as a partnership for Federal income tax purposes.

                  IN GENERAL. Subject to the treatment of (i) certain currency exchange gains as ordinary income (see "Currency Fluctuations - 'Section 988' Gains or Losses" below), (ii) gains and losses from certain passive foreign investment companies ("PFICs"), as ordinary income and loss (see "Passive Foreign Investment Companies" below), (iii) gains and losses relating to Portfolio Funds and investment vehicles established for Portfolio Accounts that make a "mark-to-market" election, as ordinary income and loss (see "Mark-to-Market Election" below) and (iv) certain other transactions described below, the Fund expects that its gains and losses from its securities transactions typically will be capital gains and capital losses. These capital gains and losses may be long-term or short-term depending, in general, upon the length of time the Fund maintains a particular investment position and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules relating to short sales, to so-called "straddle" and "wash sale" transactions and to Section 1256 Contracts (as defined below) may serve to alter the manner in which the Fund's holding period for a security is determined or may otherwise affect the characterization as short-term or long-term, and also the timing of the realization, of certain gains or losses. Moreover, the straddle rules and short sale rules may require the capitalization of certain related expenses of the Fund.

                  The Fund will realize ordinary income from dividends and accruals of interest on securities. The Fund may hold debt obligations with "original issue discount." In such case, the Fund would be required to include amounts in taxable income on a current basis even though receipt of such amounts may occur in a subsequent year. The Fund will also acquire debt obligations with "market discount." Upon disposition of such an obligation, the Fund generally would be required to treat gain realized as interest income to the extent of the market discount which accrued during the period the debt obligation was held by the Fund. (See also "Market Discount Obligations".) Income or loss from transactions involving certain derivative instruments, such as swap transactions, will also generally constitute ordinary income or loss.

                  Gain recognized from certain "conversion transactions" will be treated as ordinary income. Generally, a conversion transaction is one of several enumerated transactions where substantially all of the taxpayer's return is attributable to the time value of the net investment in the transaction. The enumerated transactions are (i) the holding of any property (whether or not actively traded) and entering into a contract to sell such property (or substantially identical property) at a price determined in accordance with such contract, but only if such property was acquired and such contract was entered into on a substantially contemporaneous basis, (ii) certain straddles, (iii) generally any other transaction that is marketed or sold on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain or (iv) any other transaction specified in Regulations.

                  CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. To the extent that the Fund's investments are made in securities denominated in a foreign currency, gain or loss realized by the Fund frequently will be affected by the fluctuation in the value of such foreign currencies relative to the value of the dollar. Generally, gains or losses with respect to the Fund's investments in common stock of foreign issuers will be taxed as capital gains or losses at the time of the disposition of such stock. However, under Section 988 of the Code, gains and losses of the Fund on the acquisition and disposition of foreign currency (e.g., the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, gains or losses on disposition of debt securities denominated in a foreign currency to the extent attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

                  As indicated above, the Fund may acquire foreign currency forward contracts, enter into foreign currency futures contracts and acquire put and call options on foreign currencies. Generally, foreign currency regulated futures contracts and option contracts that qualify as Section 1256 Contracts (see "Section 1256 Contracts" below), will not be subject to ordinary income or loss treatment under Section 988. However, if the Fund acquires currency futures contracts or option contracts that are not Section 1256 Contracts, or any currency forward contracts, any gain or loss realized by the Fund with respect to such instruments will be ordinary, unless: (i) the contract is a capital asset in the hands of the Fund and is not a part of a straddle transaction; and
(ii) an election is made (by the close of the day the transaction is entered into) to treat the gain or loss attributable to such contract as capital gain or loss.

                  SECTION 1256 CONTRACTS. In the case of Section 1256 Contracts, the Code generally applies a "mark to market" system of taxing unrealized gains and losses on such contracts and otherwise provides for special rules of taxation. A Section 1256 Contract includes certain regulated futures contracts, certain foreign currency forward contracts and certain options contracts. Under these rules, Section 1256 Contracts held by the Fund at the end of each taxable year of the Fund are treated for Federal income tax purposes as if they were sold by the Fund for their fair market value on the last business day of such taxable year. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 Contracts, must be taken into account by the Fund in computing its taxable income for such year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules.

                  Capital gains and losses from such Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% thereof and as long-term capital gains or losses to the extent of 60% thereof. Such gains and losses will be taxed under the general rules described above. Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. (See "Currency Fluctuations - 'Section 988' Gains or Losses.") A Section 1256 Contract does not include any "securities futures contract" or any option on such a contract (See "Certain Securities Futures Contracts").

                  CERTAIN SECURITIES FUTURES CONTRACTS. Generally, a securities futures contract is a contract of sale for future delivery of a single security or a narrow-based security index. Any gain or loss from the sale or exchange of a securities futures contract (other than a "dealer securities futures contract") is treated as gain or loss from the sale or exchange of property that has the same character as the property to which the contract relates has (or would have) in the hands of the Fund. If the underlying security would be a capital asset in the Fund's hands, then gain or loss from the sale or exchange of the securities futures contract would be capital gain or loss. Capital gain or loss from the sale or exchange of a securities futures contract to sell property (i.e., the short side of a securities futures contract) generally will be short term capital gain or loss, unless otherwise characterized pursuant to the straddle rules and short sale rules, if applicable.

                  A "dealer securities futures contract" is treated as a Section 1256 Contract. A "dealer securities futures contract" is a securities futures contract, or an option to enter into such a contract, that (1) is entered into by a dealer (or, in the case of an option, is purchased or granted by the dealer) in the normal course of its trade or business activity of dealing in the contracts and (2) is traded on a qualified board of trade or exchange.

                  STRADDLES AND MIXED STRADDLES. Any option, futures contract, forward foreign currency contract, currency swap or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (iv) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.

                  The Code allows a taxpayer to elect to offset gains and losses from positions which are part of a "mixed straddle." A "mixed straddle" is any straddle in which one or more but not all positions are Section 1256 Contracts. Pursuant to Temporary Regulations, the Fund may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily "marking to market" of all open positions in the account and a daily netting of gains and losses from positions in the account. At the end of a taxable year, the annual net gains or losses from the mixed straddle account are recognized for tax purposes. The application of the Temporary Regulations' mixed straddle account rules is not entirely clear. Therefore, there is no assurance that a mixed straddle account election by the Fund will be accepted by the Internal Revenue Service (the "Service").

                  SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date the short sale is entered into, gains on short sales generally are short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In addition, these rules may also terminate the running of the holding period of "substantially identical property" held by the Fund.

                  Gain or loss on a short sale will generally not be realized until such time that the short sale is closed. However, if the Fund holds a short sale position with respect to stock, certain debt obligations or partnership interests that has appreciated in value and then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to stock, certain debt obligations or partnership interests and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

                  MARKET DISCOUNT OBLIGATIONS. For each taxable year, Section 1277 of the Code limits the deduction of the portion of any interest expense on indebtedness incurred by the Fund to purchase or carry a security with market discount which exceeds the amount of interest (including original issue discount) includible in the Fund's gross income for such taxable year with respect to such security ("Net Interest Expense"). In any taxable year in which the Fund has Net Interest Expense with respect to a particular security, such Net Interest Expense is not deductible except to the extent that it exceeds the amount of market discount which accrued on the security during the portion of the taxable year during which the Fund held the security. Net Interest Expense which cannot be deducted in a particular taxable year under the rules described above can be carried forward and deducted in the year in which the Fund disposes of the security. Alternatively, at the Fund's election, such Net Interest Expense can be carried forward and deducted in a year prior to the disposition of the security, if any, in which the Fund has net interest income from the security.

                  PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund will invest in shares of one or more foreign corporations that will be classified under the Code as PFICs. Recently enacted legislation will allow the Fund to make an election to "mark to market" its shares of PFICs. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the PFIC shares held by the Fund exceeds the Fund's adjusted basis in these shares. If the Fund's adjusted basis in the shares of a PFIC exceeds the shares' fair market value at the end of a taxable year, the Fund would be entitled to a deduction equal to the lesser of (a) this excess and (b) its previous income inclusions in respect of such stock under the mark-to-market rules that have not been offset by such deductions. The Fund intends to make this election.

                  TOTAL RETURN SWAPS. As indicated above, the Fund may enter into total return swaps that are designed to replicate the performance of the Portfolio Funds of certain Portfolio Managers. To the extent that the Fund recognizes any long-term capital gain with respect to a total return swap, all or a portion of such gain may be treated as ordinary income under Section 1260 of the Code, if the transaction is treated as a "constructive ownership transaction" for Federal income tax purposes. In addition, an interest charge may also be imposed on the Fund with respect to the income tax liability of the Fund (calculated prior to a deduction for dividend distributions) attributable to the portion of such gain from the swap that is treated as ordinary income under Section 1260.

                  MARK-TO-MARKET ELECTION. One or more of the entities in which the Fund invests may elect to report its income from sales of securities held in connection with such entity's trade or business on a "mark-to-market" basis for Federal income tax purposes. Under this accounting method, securities held by such entity at the end of each taxable year will be treated as if they were sold by such entity for their fair market value on the last day of such taxable year, and gains or losses recognized thereon will be treated as ordinary income or loss. Notwithstanding the foregoing, gain or loss from certain Section 1256 Contracts are not subject to the foregoing election, and will be treated as capital gain or loss (see "Section 1256 Contacts" above).

                  FOREIGN TAXES. It is possible that certain dividends and interest directly or indirectly received by the Fund from sources within foreign countries will be subject to withholding taxes imposed by such countries. In addition, the Fund may also be subject to capital gains taxes in some of the foreign countries where it purchases and sells securities. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to predict in advance the rate of foreign tax the Fund will directly or indirectly pay since the amount of the Fund's assets to be invested in various countries is not known.

                  If as of the end of the Fund's taxable year, more than 50% of the Fund's assets are represented by foreign securities, then the Fund may file an election with the Service to pass through to shareholders the amount of foreign income taxes paid by the Fund. However, foreign stocks and securities may not represent more than 50% of the value of the Fund's portfolio. If the Fund makes the election, among other things, the Fund will not be allowed a deduction or a credit for foreign taxes it paid, and the amount of such taxes will be treated as a dividend paid to its shareholders.

                  STATE AND LOCAL TAXATION. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities.

TAXATION OF THE SHAREHOLDERS


                  IN GENERAL. The maximum ordinary income tax rate for individuals is 35%, and in general the maximum individual income tax rate for long-term capital gains is 15%. However, the maximum individual long-term capital gains rate generally applicable to sales and exchanges made after December 31, 2008 is currently scheduled to increase to 20%, and the maximum individual ordinary income tax rate is currently scheduled to increase to 39.6% in 2011. In addition, individuals are taxed on certain dividends from U.S. corporations and certain foreign corporations ("Qualified Dividends") at a maximum rate of 15%; such dividends are currently scheduled to be taxed at regular ordinary income rates starting in 2009. In all cases the actual rates may be higher due to the phase out of certain tax deductions, exemptions and credits.

                  For corporate taxpayers, the maximum income tax rate is 35%. Capital losses of a corporate taxpayer may be offset only against capital gains, but unused capital losses may be carried back three years (subject to certain limitations) and carried forward five years. The excess of capital losses over capital gains may be offset against the ordinary income of an individual taxpayer, subject to an annual deduction limitation of $3,000. Capital losses of individuals may be carried forward indefinitely.

                  DISTRIBUTIONS. Distributions to shareholders of the Fund's net investment income (generally, dividends, interest, short-term capital gains and income from strategies with respect to which the Fund makes a "mark-to-market" election, net of expenses) will be taxable as ordinary income to shareholders, except to the extent the Fund receives Qualified Dividends and designates such amounts for individuals shareholders as Qualified Dividends. It appears that an individual shareholder would benefit from the lower tax rate on Qualified Dividends if it holds shares in the Fund at least 61 days during the 120-day period beginning 60 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Additionally, an individual shareholder would not benefit to the extent it is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

                  It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Additionally, a corporate shareholder would not benefit to the extent it is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness.

                  Distributions  of the Fund's net capital gains  (designated as capital gain dividends by the Fund) will be taxable to shareholders as long-term capital gains, regardless of the length of time the shares have been held by a shareholder and are not eligible for the dividends-received deduction. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's adjusted basis in its shares of the Fund, and as a capital gain thereafter (if the shareholder held its shares of the Fund as capital assets).


                  As discussed above (see "Taxation of Fund Operations--Foreign Taxes"), the Fund may not be in a position to pass through to its shareholders the amount of foreign taxes paid by the Fund. If the Fund does make such an election, the shareholders will be informed by the Fund as to their proportionate share of the foreign taxes paid by the Fund, which they will be required to include in their income. Shareholders generally will be entitled to claim either a credit (subject, however, to various limitations on foreign tax credits) or, if they itemize their deductions, a deduction (subject to the limitations generally applicable to deductions) for their share of such foreign taxes in computing their Federal income taxes. A shareholder that is tax-exempt will not ordinarily benefit from such credit or deduction.

                  Distributions will be taxable in the above-described manner whether they are reinvested in additional shares of the Fund or the shareholder elects to receive such distributions in cash. Shareholders receiving distributions in the form of additional shares will be treated for Federal income tax purposes as receiving a distribution in an amount equal to the fair market value, determined as of the distribution date, of the shares received and will have a cost basis in each share received equal to the fair market value of a share of the Fund on the distribution date.

                  Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at the time includes the amount of the forthcoming distribution, the distribution will nevertheless be taxable to them.

                  All distributions of net investment income and net capital gains, whether received in shares or in cash, must be reported by each shareholder on its Federal income tax return. A distribution will be treated as paid during a calendar year if it is declared by the Fund in October, November or December of the year to holders of record in such a month and paid by January 31 of the following year. Such distributions will be taxable to shareholders as if received on December 31 of such prior year, rather than in the year in which the distributions are actually received. Following the end of each calendar year, every shareholder will be sent tax information regarding the distributions made to such shareholder during the calendar year.

                  SALE OR REPURCHASE OF SHARES. A shareholder may recognize a taxable gain or loss if the shareholder sells or redeems its Fund Shares (which includes a repurchase by the Fund of such Shares). A shareholder will generally be subject to taxation based on the difference between its adjusted tax basis in the Shares sold or repurchased and the value of the cash or other property received by such shareholder in payment thereof. A shareholder who receives securities upon redeeming its Shares in the Fund will have a tax basis in such securities equal to their fair market value on the redemption date. Except as provided below, any gain or loss arising from the sale or repurchase of Fund Shares will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will generally be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less.

                  If a tendering holder of shares tenders less than all Shares owned by or attributed to such shareholder, and if the distribution to such shareholder does not otherwise qualify as a payment in exchange for stock, the proceeds received will be treated as a taxable dividend, return of capital or capital gain depending on the Fund's earnings and profits and the shareholder's basis in the tendered Shares. Also, if some tendering holders of shares receive taxable dividends, there is a risk that non-tendering holders of shares may be deemed to have received a distribution which may be a taxable dividend in whole or in part.

                  Any loss realized on a sale or redemption of Fund Shares will be disallowed to the extent the shares disposed of are replaced with substantially identical Shares within a period beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss arising from the sale or redemption of Shares in the Fund held for six months or less will be treated for U.S. Federal tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund Shares. For purposes of determining whether shares in the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

                  DEDUCTIBILITY OF CERTAIN FUND INVESTMENT EXPENDITURES BY NONCORPORATE SHAREHOLDERS. From time to time it is possible that the Fund may not qualify as a "publicly offered regulated investment company." In such case, certain noncorporate shareholders, including individuals, trusts and estates, may be limited as to their ability to deduct certain expenses of the Fund, including the Advisory Fee, which expenses would be treated as miscellaneous itemized deductions subject to limitations on deductibility applicable to such shareholders. A "publicly offered regulated investment company" is a RIC whose shares are (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

                  CERTAIN U.S. TAX DISCLOSURE REQUIREMENTS. Pursuant to recently issued Regulations directed at tax shelter activity, taxpayers are required to disclose to the Service certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Investors should consult their own tax advisors concerning any possible disclosure obligation with respect to their investment in Fund shares.

                  BACKUP WITHHOLDING. Federal regulations generally require the Fund to withhold and remit to the U.S. Treasury a "backup withholding" tax with respect to dividends, distributions from net realized long-term capital gains and the proceeds of any redemption paid to a shareholder if such shareholder fails to certify on IRS Form W-9, Form W-8BEN or other applicable form either that the Taxpayer Identification Number ("TIN") furnished to the Fund is correct or that such shareholder has not received notice from the Service of being subject to backup withholding. Furthermore, the Service may notify the Fund to institute backup withholding if the Service determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividends or interest on a Federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. The backup withholding rate is 28%; the rate is currently scheduled to increase to 31% in 2011.


                              ERISA CONSIDERATIONS

                  Persons who are fiduciaries with respect to an employee benefit plan or other arrangement subject to the Employee Retirement Income Security Act of 1974, as amended (an "ERISA Plan" and "ERISA," respectively), and persons who are fiduciaries with respect to an IRA or Keogh Plan, which is not subject to ERISA but is subject to the prohibited transaction provisions of
Section 4975 of the Code (together with ERISA Plans, "Benefit Plans") should consider, among other things, the matters described below before determining whether to invest in the Fund.

                  ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in prohibited transactions and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, Department of Labor ("DOL") regulations provide that a fiduciary of an ERISA Plan must give appropriate consideration to, among other things, the role that the investment plays in the ERISA Plan's portfolio, taking into consideration whether the investment is designed reasonably to further the ERISA Plan's purposes, an examination of the risk and return factors, the portfolio's composition with regard to diversification, the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the ERISA Plan, the income tax consequences of the investment (see "Tax Aspects" and "Certain Issues Pertaining to Specific Exempt Organizations") and the projected return of the total portfolio relative to the ERISA Plan's funding objectives. Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether making such an investment is consistent with its or his fiduciary responsibilities and the DOL's regulations. For example, a fiduciary should consider whether an investment in the Fund may be too illiquid or too speculative for a particular ERISA Plan, and whether the assets of the ERISA Plan would be sufficiently diversified. If a fiduciary breaches its or his responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary itself or himself may be held liable for losses incurred by the ERISA Plan as a result of such breach.

                  Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be "plan assets" of the ERISA Plans investing in the Fund for purposes of ERISA's (or the Code's) fiduciary responsibility and prohibited transaction rules. Thus, neither Rydex nor any of the Trustees will be fiduciaries within the meaning of ERISA by reason of their authority with respect to the Fund.

                  A Benefit Plan which proposes to invest in the Fund will be required to represent that it, and any fiduciaries responsible for such Benefit Plan's investments, are aware of and understand the Fund's investment objective, policies and strategies, that the decision to invest in the Fund was made with appropriate consideration of the relevant investment factors with regard to the Benefit Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and/or the Code.

                  Certain prospective Benefit Plan Shareholders may currently maintain relationships with Rydex or the Trustees or their affiliates. Each of such persons may be deemed to be a party in interest to and/or a fiduciary of any Benefit Plan to which it provides investment management, investment advisory or other services. ERISA prohibits (and the Code penalizes) the use of ERISA and Benefit Plan assets for the benefit of a party in interest and also prohibits (or penalizes) an ERISA or Benefit Plan fiduciary from using its position to cause such Benefit Plan to make an investment from which it or certain third parties in which such fiduciary has an interest would receive a fee or other consideration. Benefit Plan Shareholders should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA and/or the Code. Fiduciaries of ERISA or Benefit Plan Shareholders will be required to represent that the decision to invest in the Fund was made by them as fiduciaries independent of Rydex, the Trustees or their affiliates, that such fiduciaries are duly authorized to make such investment decision and that they have not relied on any individualized advice or recommendation of Rydex, Trustees or their affiliates, as a primary basis for the decision to invest in the Fund.

                  The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained in this SAI and the prospectus is general and may be affected by future publication of regulations and rulings. Potential Benefit Plan Shareholders should consult their legal advisers regarding the consequences under ERISA and the Code relevant to the acquisition and ownership of Shares.

                                    BROKERAGE

                  Each Portfolio Manager is responsible for selection of brokers to execute the Fund's portfolio transactions. Transactions on U.S. stock exchanges and on some non-U.S. stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of non-U.S. stock exchanges, commissions are fixed. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

                  In selecting brokers and dealers to execute transactions on behalf of a Portfolio Fund or Portfolio Account, each Portfolio Manager generally will seek to obtain the best price and execution for the transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm, the scope and quality of brokerage services provided, and the firm's risk in positioning a block of securities. Although it is expected that each Portfolio Manager generally will seek reasonably competitive commission rates, a Portfolio Manager will not necessarily pay the lowest commission available on each transaction. The Portfolio Managers typically will have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokerage practices adopted by Portfolio Managers with respect to Portfolio Funds may vary and will be governed by each Portfolio Fund's organizational documents.

                  Consistent  with the  principle  of  seeking  best  price  and execution,  a  Portfolio  Manager  may  place  orders  for a  Portfolio  Fund or
Portfolio Account with brokers that provide the Portfolio Manager and its affiliates with supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers  or  sellers of  securities,  and  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The expenses of the
Portfolio Managers are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Portfolio Managers or their affiliates in providing services to clients other than the Portfolio Funds and the Portfolio Accounts they manage. In addition, not all of the supplemental information is necessarily used by a Portfolio Manager in connection with the Portfolio Fund or Portfolio Account it manages. Conversely, the information provided to a Portfolio Manager by brokers and dealers through which other clients of the Portfolio Manager or its affiliates effect securities transactions may be useful to the Portfolio Manager in providing services to the Portfolio Fund or a Portfolio Account.

                  It is anticipated that Portfolio Managers (including each Portfolio Manager retained to manage a Portfolio Account) generally will follow brokerage placement practices similar to those described above. The brokerage placement practices described above will also be followed by Rydex to the extent it places transactions for the Fund. However, certain Portfolio Managers (other than those managing Portfolio Accounts) may have policies that permit the use of brokerage commissions of a Portfolio Fund to obtain products or services that are not research related and that may benefit the Portfolio Manager.

                               VALUATION OF ASSETS

                  The Fund's net asset value per Share is computed by subtracting the Fund's liabilities from the value of its assets and then dividing the result by the number of shares of the Fund then outstanding. Net asset value per Share will be rounded up or down to the nearest cent.

                  The Fund currently computes its net asset value monthly as of the close of regular trading (generally 4:00 p.m. New York time) on the last day of the month that the New York Stock Exchange is open for business. The Fund may determine to compute its net asset value more frequently than monthly. Securities owned by the Fund will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

                  The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of these investments ordinarily will be the value determined as of the end of the day of such valuation by the Portfolio Funds or their agents in accordance with the Portfolio Funds' valuation policies and as reported to the Fund.


                  As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In this regard, the value of an interest in: (A) a Portfolio Fund the performance of which is reflected in the Index is determined based on information provided by PlusFunds Group Inc. ("PlusFunds") and Derivatives Portfolio Management L.L.C. ("DPM"), the manager and administrator of those Portfolio Funds, respectively, which is determined by them using valuation procedures and methodologies that are periodically reviewed by the Fund. PlusFunds and DPM base the valuations of exchange-traded Portfolio Fund assets upon the published market prices of those assets. With respect to non-exchange-traded or illiquid assets of those Portfolio Funds, the value of assets is determined by independent pricing services or broker-dealers selected by DPM or PlusFunds; or (B) a Portfolio Fund the performance of which is not included in the Index is determined based on information provided by the relevant service provider of each such Portfolio Fund, determined in accordance with that service provider's valuation procedures and methodology, which is periodically reviewed by the Fund. The Fund attempts to confirm the accuracy of each such Portfolio Fund's monthly (or more frequent) valuation using various means, including: correlating the reported valuation with strategy specific benchmarks that the Fund believes correlate with the Portfolio Fund's strategy; discussing monthly with Portfolio Managers their Portfolio Funds' values; reviewing semi-annually Portfolio Funds' portfolio positions; analyzing audited financial statements of Portfolio Funds; and correlating Portfolio Fund reported investment positions with Portfolio Managers' public filings, if any.


                  In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in Portfolio Funds reported as "estimated" or "final" values (using the nomenclature of the hedge fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available, or the fair value of such securities as of the Fund's valuation date.

                  Before investing in any Portfolio Fund, Rydex will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that Rydex reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that Rydex will periodically review the valuations of interests in Portfolio Funds provided to the Fund, neither Rydex nor the Board will be able to confirm independently the accuracy of valuations of such interests provided by Portfolio Funds (which are unaudited, except for year-end valuations).

                  The Fund's valuation procedures require Rydex to consider all relevant information available at the time the Fund values its assets. Rydex or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund does not represent the fair value of the Fund's interests in the Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

                  The valuations  reported by Portfolio Funds,  based upon which the Fund calculates its net asset value, may be subject to later adjustment based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by the independent auditors of the Portfolio Funds and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time those adjustments or revisions occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of repurchase proceeds of the Fund received by shareholders who had their shares repurchased prior to such adjustments or revisions and previously received their repurchase proceeds. As a result, to the extent that subsequently adjusted valuations of Portfolio Funds or revisions to the net asset value of a Portfolio Fund adversely affect the Fund's net asset value, the outstanding shares of the Fund will be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value per share higher than the adjusted amount. Conversely, any increases in the net asset value per share resulting from such subsequently adjusted valuations will benefit the shareholders who did not have their Shares of the Fund repurchased on a prior date and will be to the detriment of shareholders who previously had their Shares repurchased at a net asset value per share lower than the adjusted amount. The same principles apply to the purchase of Shares and new Shares may be affected in a similar way.

                  If Portfolio Managers are engaged to manage Portfolio Accounts, or if the Company holds any securities other than interests in Investment Funds, the Fund will value the portfolio securities of the Portfolio Accounts or held by the Fund as follows:

                  Domestic exchange traded and NASDAQ listed equity securities (other than options) will be valued at their last composite sale prices as reported on the exchanges where those securities are traded. If no sales of those securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by those exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Listed options and futures contracts will be valued at their bid prices (or ask prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board.

                  Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Board will periodically monitor the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as this method of valuation is determined by the Board to represent fair value.

                  If in the view of Rydex, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, Rydex may request the Valuation Committee to instead adopt procedures to value the security at fair value. In any such situation, the Valuation Committee will consider the recommendation of Rydex, and, if it determines in good faith that an override of the value assigned to the security under the procedures described above is warranted, will adopt procedures for purposes of determining the fair value of the security.

                  All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

                  Prospective investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the Board's judgments regarding appropriate valuations should prove incorrect.

                          ACCOUNTANTS AND LEGAL COUNSEL

                  Deloitte & Touche serves as the independent auditors of the Fund. Its principal business address is Two World Financial Center, New York, New York 10281.

                  Schulte Roth & Zabel LLP, New York, New York, serves as legal counsel to the Fund. The firm also serves as legal counsel to Rydex and their affiliates with respect to certain matters.

                                    CUSTODIAN

                  Forum Trust, LLC (the "Custodian") serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and foreign subcustodians and securities depositories approved by the Board. The principal business address of the Custodian is Two Portland Square, Portland, Maine 04101.

                                 CONTROL PERSONS

                  Rydex has invested $100,000 in the Fund in order to provide the Fund's initial capital, and has been the sole Shareholder of the Fund. [Rydex will invest an additional $[ ] in the Fund.] Shares held by Rydex may constitute more than 25% of outstanding Shares when the Fund's operations commence, depending on the aggregate investments made in the Fund by other persons. By virtue of their ownership of more than 25% of the outstanding Shares, Rydex and PADCO Advisors II, Inc. (which controls Rydex), may be deemed to control the Fund and may be in a position to control the outcome of voting on matters as to which Shareholders are entitled to vote. Rydex may continue to be deemed to control the Fund, depending on the value of Shares then held by persons unaffiliated with Rydex, until such time as the purchase of Shares by persons unaffiliated with Rydex result in the Shares of Rydex (together with any Shares held by affiliates of Rydex) constituting 25% or less of outstanding Shares.

                                   FISCAL YEAR

                  The Fund's fiscal year is the 12-month period ending on March 31.

                       FUND ADVERTISING AND SALES MATERIAL

                  Advertisements and sales literature relating to the Fund and reports to Shareholders may include quotations of investment performance. In these materials, the Fund's performance normally will be portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses. Other methods may also be used to portray the Fund's investment performance.

                  The Fund's investment performance will vary from time to time, and past results are not necessarily representative of future results.


                  Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, including data and materials prepared by recognized sources of such information, may also be used. Such information may include comparisons of the Fund's investment performance to the performance of recognized market indices and other indices. Comparisons may also be made to economic and financial trends and data that may be relevant for investors to consider in determining whether to invest in the Fund.

                              FINANCIAL STATEMENTS

                  The following comprise the financial statements of the Fund:

                  o    Independent Auditors' Report.

                  o    Statement  of  Assets,   Liabilities  and   Shareholder's
                       Capital.

                  o    Statement of Operations.

                  o    Notes to the Financial Statements.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholder,
Rydex Capital Partners SPhinX Fund:

We have audited the accompanying statement of assets and liabilities of Rydex Capital Partners SPhinX Fund (the "Fund"), as of April 1, 2003 including the related statement of operations for the period December 4, 2002 (date of organization) to April 1, 2003. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Rydex Capital Partners SPhinX Fund, as of April 1, 2003, and the results of its operations for the period presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
April 7, 2003

                       Rydex Capital Partners SPhinX Fund

                       Statement of Assets and Liabilities

                                  April 1, 2003
--------------------------------------------------------------------------------

ASSETS:

    Cash                                                                $100,000
    Receivable from Adviser                                               36,500
    Deferred offering costs                                              262,000
                                                                        --------
               Total Assets                                              398,500
                                                                        --------


LIABILITIES:

    Payable for organization costs                                        36,500
    Payable for offering costs                                           262,000
                                                                        --------
               Total Liabilities                                         298,500
                                                                        --------


NET ASSETS                                                              $100,000
                                                                        --------

Shares Outstanding                                                         1,000
                                                                        --------

Net asset value
    ($100,000 / 1,000 shares outstanding)                               $ 100.00
                                                                        --------

See Notes to Financial Statements.

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                             STATEMENT OF OPERATIONS

  FOR THE PERIOD DECEMBER 4, 2002 (DATE OF ORGANIZATION) THROUGH APRIL 1, 2003
-------------------------------------------------------------------------------

EXPENSES:

        Organization costs                                              $36,500
                                                                        --------
                  Total Expenses                                         36,500
                                                                        --------

        Expense reimbursement by Adviser                                (36,500)
                                                                        --------
                  Net Expenses                                               --
                                                                        ========


See Notes to Financial Statements.

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  APRIL 1, 2003
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Rydex Capital Partners SPhinX Fund (the "Fund") was organized as a Delaware statutory trust on December 4, 2002. The Fund is registered under the
     Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 1,000 shares to Rydex Capital Partners I, LLC ("Rydex").

     The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's(R) Hedge Fund Index (before Fund expenses).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   (A) ORGANIZATION EXPENSES AND OFFERING COSTS: Organization expenses of $36,500 relating to organizing the Fund were expensed by the Fund as incurred. Estimated deferred offering costs of approximately $262,000 consist of certain legal fees, registration registration fees and of mailing and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund.

   (B) FEDERAL TAXES: The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, in order to avoid a Federal excise tax. Therefore, no Federal income or excise tax provision will be required.

   (C) MANAGEMENT ESTIMATES: These financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

NOTE 3 - INVESTMENT ADVISER AND OTHER AFFILIATED TRANSACTIONS

     Pursuant to an investment advisory agreement, Rydex serves as investment adviser to the Fund. As compensation for Rydex's services, the Fund will pay Rydex a management fee computed and paid monthly in advance at an annual rate of 1.75% of the Fund's net assets, determined as of the beginning of each month.

     Pursuant to an administration agreement, Rydex serves as administrator to the Fund. As compensation for Rydex's services, the Fund will pay Rydex an administration fee computed and paid monthly in advance at an annual rate of 0.20% of the Fund's net assets, determined as of the beginning of each month.

     Rydex Distributors, Inc. acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions.

     Rydex has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to assure that the total ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses) do not exceed 1.95% annually of the Fund's average monthly net assets.

NOTE 4 - SERVICE PROVIDERS

     Forum Shareholder Services, LLC serves as the Fund's transfer agent. Forum Trust, LLC serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and non-U.S. subcustodians.

NOTE 5 - FUND SHARES

     The Fund may issue an unlimited amount of shares of beneficial interest with a par value of $0.01, of which 1,000 shares were issued and outstanding at April 1, 2003.

                          PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1. Financial Statements:


      The following financial statements have been included in Part B of the Registration Statement as described on page 44 of the Statement of Additional Information:


      (i)   Statement of Assets and Liabilities as of April 1, 2003;


      (ii) Statement of Operations for the period December 4, 2002 (date of organization) through April 1, 2003; and


      (iii) Notes to Financial Statements dated April 1, 2003.

2. Exhibits:

      a. Declaration of Trust. Previously filed with Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      b. By-Laws of Registrant. Previously filed with Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      c.    None.

      d.    None.

      e.    None.

      f.    None.

      g. Form of Investment Advisory Agreement. Previously filed with Amendment No. 1 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      h. Form of Distribution Agreement between Registrant and Rydex Distributors, Inc. Previously filed with Amendment No. 1 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      i.    None.

      j. Form of Custodian Agreement between Registrant and Forum Trust, L.L.C. Previously filed with Amendment No. 1 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      k. Form of Administration Agreement between Registrant and Rydex. Previously filed with Amendment No. 1 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      l. Opinion and consent of Schulte Roth & Zabel LLP. Previously filed with Amendment No. 1 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      m.    None.

      n. Consent of Deloitte & Touche LLP. Previously filed with Amendment No. 2 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.

      o.    None.

      p. Initial Capital Agreement. Previously filed with Amendment No. 1 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.


      q.    None.

      r. Combined Code of Ethics of the Registrant, Rydex and Rydex Distributors, Inc. Previously filed with Amendment No. 1 to Registrant's initial registration statement (Reg. No. 333-100821, 811-21246), and incorporated herein by reference.


      s.    None.

-------------------

Item 25: Marketing Arrangements

None.

Item 26: Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees                         $ 32,637.50
National Association of Securities Dealers, Inc. fees           $ 30,500.00
Printing and engraving expenses                                 $ 22,290.00
Legal Fees                                                      $209,000.00
Accounting expenses                                             $  7,500.00
Blue Sky filing fees and expenses                               $ 21,155.00
Transfer agent fees                                             $129,080.00
Miscellaneous expenses                                          $ 56,100.00
                                                                -----------
          Total                                                 $508,262.50
                                                                ===========

------------

Item 27: Persons Controlled by or under Common Control with Registrant Not applicable.


Item 28: Number of Holders of Securities

     At April 1, 2003

              Title of Class                    Record Holder
              --------------                    -------------
       Common Shares, $.01 par value                  1


Item 29: Indemnification

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant's Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the
Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

         Pursuant to Article VII, Section 2 of the Declaration of Trust, the trustees of the Trust (the "Trustees") shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

Rydex serves as investment adviser or manager to the Registrant and other institutional and privately managed accounts.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Parts A and B of this Registration Statement. Such remaining information for the remaining senior officers of Rydex appears below:

James P. Erceg has been the Director of Investments for Rydex since 2002. In November of 2000, Mr. Erceg joined Rydex Global Advisors as Portfolio Project Manager. From 1996 to 2000, he was a research analyst for the Investment Company Institute. Mr. Erceg received his MBA with a concentration in Finance from the University of Maryland in 2000 and his Master in Political Science from The Ohio State University in 1994.

Item 31: Location of Accounts and Records

     Rydex Capital Partners I, LLC, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

     The Fund's custodian, Forum Trust, LLC, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Rydex. Forum Shareholder Services, LLC, maintains all the required records in its capacity as transfer and dividend paying agent for the Registrant.

Item 32: Management Services

     Not applicable.

Item 33: Undertakings

     1. Registrant undertakes to suspend the offering of Interests until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

     2. Not applicable.

     3. Not applicable.

     4. The Registrant undertakes:

     (a) To file during any period in which offers or sales are being made, a post-effective amendment to the registration statement (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

     (b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

     (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

     5. Not applicable.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment number 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Rockville, and State of Maryland, on the 30th day of May, 2003.



                            RYDEX CAPITAL PARTNERS SPHINX FUND

                            /s/ Peter K. Ewing
                            -----------------------------------------
                            By: Peter K. Ewing, Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Pre-effective Amendment number 3 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



        Signature                        Title                          Date
        ---------                        -----                          ----


/s/ Carl G. Verboncouer                                             May 30, 2003
--------------------------       Treasurer
Carl G. Verboncouer              (Principal Financial and
                                 Accounting Officer)


/s/ Michael P. Byrum
---------------------------      President and Trustee              May 30, 2003
Michael P. Byrum                 (Principal Executive Officer)


/s/ Albert P. Viragh, Jr.
---------------------------      Chairman and Trustee               May 30, 2003
Albert P. Viragh, Jr.


/s/ John Demaret
---------------------------      Trustee                            May 30, 2003
John Demaret


/s/ Werner E. Keller
---------------------------      Trustee                            May 30, 2003
Werner E. Keller


/s/  Thomas F. Lydon
---------------------------      Trustee                            May 30, 2003
Thomas F. Lydon